UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1. Schedule of Investments

     Quarterly Holdings Report for
Fidelity® Nasdaq Composite Index Fund

August 31, 2005

1.805766.101 EIF QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 99.5%

		Shares	Value

CONSUMER DISCRETIONARY – 14.7%
Auto Components 0.2%
Aftermarket Technology Corp. (a)		800	$13,760
Ballard Power Systems, Inc. (a)		3,783	21,257
China Automotive Systems, Inc. (a)		1,032	5,253
Dura Automotive Systems, Inc. Class A (a)		661	3,034
Exide Technologies (a)		1,105	4,895
GenTek, Inc.		300	4,266
Gentex Corp.		5,314	90,976
Hayes Lemmerz International, Inc. (a)		1,193	7,874
Keystone Automotive Industries, Inc. (a)		491	14,838
LKQ Corp. (a)		796	24,899
Noble International Ltd.		308	7,204
Quantum Fuel Systems Technologies Worldwide, Inc. (a)		1,681	7,833
R&B, Inc. (a)		807	8,958
Shiloh Industries, Inc. (a)		545	7,281
Sports Resorts International, Inc. (a)		3,572	2,100
Strattec Security Corp. (a)		130	6,724
			231,152
Automobiles – 0.0%
Nissan Motor Co. Ltd. sponsored ADR		770	16,239
Distributors – 0.1%
Andersons, Inc.		386	11,603
Audiovox Corp. Class A (a)		723	13,072
Building Material Holding Corp.		508	47,488
Design Within Reach, Inc. (a)		763	8,790
Source Interlink Companies, Inc. (a)		1,783	21,931
			102,884
Diversified Consumer Services – 1.0%
Alderwoods Group, Inc. (a)		1,369	22,027
Apollo Group, Inc. Class A (a)		6,105	480,219
Bright Horizons Family Solutions, Inc. (a)		856	33,658
Career Education Corp. (a)		3,540	138,768
Corinthian Colleges, Inc. (a)		2,942	37,305
Educate, Inc.		1,285	20,791
Education Management Corp. (a)		2,387	80,848
Greg Manning Auctions, Inc. (a)		1,136	16,983
Laureate Education, Inc. (a)		1,580	66,123
Lincoln Educational Services Corp.		700	10,234
Matthews International Corp. Class A		1,245	49,800
Princeton Review, Inc. (a)		1,476	8,886
Steiner Leisure Ltd. (a)		832	25,651

Quarterly Report	2

Common Stocks continued
		Shares	Value

CONSUMER DISCRETIONARY – continued
Diversified Consumer Services – continued
Stewart Enterprises, Inc. Class A		3,145	$21,826
Strayer Education, Inc.		465	46,928
Vertrue, Inc. (a)		352	12,155
			1,072,202
Hotels, Restaurants & Leisure 1.8%
AFC Enterprises, Inc.		1,055	14,000
Ambassadors Group, Inc.		369	17,203
Ameristar Casinos, Inc.		1,814	41,668
Applebee’s International, Inc.		2,488	55,010
BJ’s Restaurants, Inc. (a)		902	19,204
Bob Evans Farms, Inc.		1,216	29,415
Buffalo Wild Wings, Inc. (a)		531	15,187
California Pizza Kitchen, Inc. (a)		768	22,725
CBRL Group, Inc.		1,617	58,471
Churchill Downs, Inc.		483	18,977
Cosi, Inc. (a)		1,604	14,612
Ctrip.com International Ltd. sponsored ADR		360	20,372
Denny’s Corp. (a)		3,000	15,750
Empire Resorts, Inc. (a)		676	2,596
Great Wolf Resorts, Inc.		1,118	12,857
International Speedway Corp. Class A		929	52,089
Isle of Capri Casinos, Inc. (a)		1,198	26,344
Jameson Inns, Inc. (a)		3,932	9,397
Lone Star Steakhouse & Saloon, Inc.		829	21,877
Magna Entertainment Corp. Class A (a)		2,724	17,978
McCormick & Schmick Seafood Restaurants (a)		462	8,612
Mikohn Gaming Corp. (a)		848	9,752
Monarch Casino & Resort, Inc. (a)		558	10,596
MTR Gaming Group, Inc. (a)		1,009	9,323
Multimedia Games, Inc. (a)		948	9,565
O’Charleys, Inc. (a)		757	12,407
P.F. Chang’s China Bistro, Inc. (a)		795	40,688
Panera Bread Co. Class A (a)		941	52,451
Papa John’s International, Inc. (a)		403	19,271
Penn National Gaming, Inc. (a)		2,874	97,946
Rare Hospitality International, Inc. (a)		1,283	34,307
Red Robin Gourmet Burgers, Inc. (a)		544	26,156
Ryan’s Restaurant Group, Inc. (a)		1,417	18,152
Scientific Games Corp. Class A (a)		3,338	100,607
Shuffle Master, Inc. (a)		1,234	30,171

	3		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
Smith & Wollensky Restaurant Group, Inc. (a)	1,039	$6,546
Sonic Corp. (a)	1,834	56,102
Starbucks Corp. (a)	13,187	646,690
Sunterra Corp. (a)	868	10,980
Texas Roadhouse, Inc. Class A	908	29,982
The Cheesecake Factory, Inc. (a)	2,430	76,958
Wynn Resorts Ltd. (a)	3,252	155,185
Youbet.com, Inc. (a)	1,585	9,748
		1,957,927
Household Durables – 0.4%
Avatar Holdings, Inc. (a)	197	10,587
Bassett Furniture Industries, Inc.	931	17,652
Brillian Corp. (a)	388	1,180
California Coastal Communities, Inc. (a)	409	15,051
Comstock Homebuilding Companies, Inc. Class A	390	8,307
Craftmade International, Inc.	649	11,818
Dominion Homes, Inc. (a)	396	6,902
Dorel Industries, Inc. Class B (sub. vtg.) (a)	886	26,556
Flexsteel Industries, Inc.	620	8,992
Garmin Ltd.	3,696	213,998
Helen of Troy Ltd. (a)	913	20,780
Hooker Furniture Corp.	696	12,612
Interface, Inc. Class A (a)	2,168	22,005
Kimball International, Inc. Class B	1,559	19,706
Lifetime Brands, Inc.	1,013	22,397
Palm Harbor Homes, Inc. (a)	739	13,649
Stanley Furniture Co., Inc.	624	16,729
Universal Electronics, Inc. (a)	813	14,162
		463,083
Internet & Catalog Retail 3.0%
1-800 CONTACTS, Inc. (a)	518	9,231
1-800-FLOWERS.com, Inc. Class A (a)	895	6,220
Alloy, Inc. (a)	1,976	9,999
Amazon.com, Inc. (a)	14,111	602,540
Audible, Inc. (a)	670	8,040
Blue Nile, Inc. (a)	469	15,857
Coldwater Creek, Inc. (a)	2,220	68,043
Drugstore.com, Inc. (a)	2,140	8,539
eBay, Inc. (a)	45,393	1,837,963
eCost.com, Inc.	1,212	2,654

Quarterly Report 4

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Internet & Catalog Retail continued
Expedia, Inc., Delaware (a)	10,565	$235,177
GSI Commerce, Inc. (a)	1,482	26,691
IAC/InterActiveCorp (a)	10,336	253,749
Insight Enterprises, Inc. (a)	1,623	30,561
J. Jill Group, Inc. (a)	641	11,359
Netflix, Inc. (a)	1,941	41,848
NutriSystem, Inc. (a)	1,100	24,101
Overstock.com, Inc. (a)	650	26,221
PC Mall, Inc. (a)	507	2,728
PetMed Express, Inc. (a)	710	7,420
Priceline.com, Inc. (a)	1,328	28,539
Provide Commerce, Inc. (a)	585	14,929
Stamps.com, Inc. (a)	989	17,159
ValueVision Media, Inc. Class A (a)	2,128	28,196
		3,317,764
Leisure Equipment & Products – 0.1%
Arctic Cat, Inc.	607	13,093
Concord Camera Corp. (a)	341	477
Escalade, Inc.	749	9,737
JAKKS Pacific, Inc. (a)	1,033	17,158
Radica Games Ltd.	1,200	10,560
RC2 Corp. (a)	631	24,514
SCP Pool Corp.	1,758	64,343
		139,882
Media – 4.5%
ACME Communications, Inc. (a)	1,400	5,390
Beasley Broadcast Group, Inc. Class A (a)	689	10,046
Cadmus Communications Corp.	937	19,021
Carmike Cinemas, Inc.	461	13,784
Central European Media Enterprises Ltd. Class A (a)	1,134	61,644
Charter Communications, Inc. Class A (a)	9,505	14,162
CKX, Inc. (a)	2,200	30,580
Comcast Corp.:
Class A (a)	45,962	1,413,332
Class A (special) (a)	27,281	823,341
Courier Corp.	559	20,633
Crown Media Holdings, Inc. Class A (a)	2,664	29,224
Cumulus Media, Inc. Class A (a)	2,009	25,655
Discovery Holding Co. Class A (a)	8,800	133,232
EchoStar Communications Corp. Class A	7,358	220,225

5		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

CONSUMER DISCRETIONARY – continued
Media – continued
Emmis Communications Corp. Class A (a)		1,050	$25,158
Fisher Communications, Inc. (a)		394	19,018
Gemstar-TV Guide International, Inc. (a)		16,555	47,513
Global Sources Ltd.		1,089	8,527
Harris Interactive, Inc. (a)		1,659	6,968
IMAX Corp. (a)		1,147	10,426
Insight Communications, Inc. Class A (a)		2,570	29,863
Knology, Inc. (a)		1,452	3,165
Lamar Advertising Co. Class A (a)		2,927	117,724
Liberty Global, Inc.:
Class A (a)		7,633	387,375
Class B (a)		234	12,248
LodgeNet Entertainment Corp. (a)		799	12,065
MDC Partners, Inc. (a)		763	5,528
Mediacom Communications Corp. Class A (a)		3,456	25,229
Morningstar, Inc.		1,682	51,166
Navarre Corp. (a)		871	6,193
New Frontier Media, Inc. (a)		1,084	7,870
Nexstar Broadcasting Group, Inc. (a)		1,192	6,914
NTL, Inc. (a)		2,902	185,380
Outdoor Channel Holdings, Inc. (a)		796	10,579
Pixar (a)		3,772	165,591
Private Media Group, Inc. (a)		2,365	6,054
Radio One, Inc.:
Class A (a)		1,033	14,545
Class D (non-vtg.) (a)		2,352	32,881
RCN Corp. (a)		1,000	23,900
Regent Communication, Inc. (a)		1,974	11,133
Reuters Group PLC sponsored ADR		707	28,054
Salem Communications Corp. Class A (a)		1,009	18,717
SBS Broadcasting SA (a)		1,175	67,680
Scholastic Corp. (a)		1,334	48,651
Sinclair Broadcast Group, Inc. Class A		2,015	18,921
Sirius Satellite Radio, Inc. (a)		46,333	318,771
Spanish Broadcasting System, Inc. Class A (a)		1,167	9,009
TiVo, Inc. (a)		2,475	12,746
Value Line, Inc.		422	16,775
WorldSpace, Inc. Class A		630	9,954
WPP Group PLC sponsored ADR		841	43,454
WPT Enterprises, Inc.		792	10,122

Quarterly Report	6

Common Stocks continued
		Shares	Value

CONSUMER DISCRETIONARY – continued
Media – continued
XM Satellite Radio Holdings, Inc. Class A (a)		7,034	$247,949
Young Broadcasting, Inc. Class A (a)		630	2,753
			4,906,838
Multiline Retail – 0.8%
Conn’s, Inc. (a)		665	16,645
Dollar Tree Stores, Inc. (a)		3,584	81,608
Fred’s, Inc. Class A		1,186	16,616
Sears Holdings Corp. (a)		5,488	745,600
The Bon-Ton Stores, Inc.		984	19,946
Tuesday Morning Corp.		1,287	37,246
			917,661
Specialty Retail – 2.5%
AC Moore Arts & Crafts, Inc. (a)		657	14,953
America’s Car Mart, Inc. (a)		568	11,627
American Eagle Outfitters, Inc.		5,151	147,473
bebe Stores, Inc.		2,806	65,997
Bed Bath & Beyond, Inc. (a)		9,917	402,134
Big 5 Sporting Goods Corp.		1,019	26,555
Brookstone Co., Inc. (a)		600	11,844
Cache, Inc. (a)		1,204	20,600
Casual Male Retail Group, Inc. (a)		1,489	10,587
Charlotte Russe Holding, Inc. (a)		658	9,034
Charming Shoppes, Inc. (a)		3,839	46,375
Citi Trends, Inc.		825	22,432
Cost Plus, Inc. (a)		788	16,950
Deb Shops, Inc.		763	18,480
Dress Barn, Inc. (a)		924	22,176
Electronics Boutique Holding Corp. (a)		801	51,344
Finish Line, Inc. Class A		1,323	19,078
Gander Mountain Co. (a)		416	3,773
Goody’s Family Clothing, Inc.		1,432	9,924
Guitar Center, Inc. (a)		968	55,563
Gymboree Corp. (a)		738	11,343
Hibbett Sporting Goods, Inc. (a)		704	23,683
Hot Topic, Inc. (a)		1,563	24,227
Jos. A. Bank Clothiers, Inc. (a)		461	18,233
Kirkland’s, Inc. (a)		622	5,816
Monro Muffler Brake, Inc.		669	19,956
Movie Gallery, Inc.		836	15,040
O’Reilly Automotive, Inc. (a)		3,912	107,854

	7		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Pacific Sunwear of California, Inc. (a)		2,336	$55,784
Party City Corp. (a)		552	7,182
PETCO Animal Supplies, Inc. (a)		1,834	40,568
PETsMART, Inc.		4,882	125,809
Pomeroy IT Solutions, Inc. (a)		627	8,095
Rent-A Center, Inc. (a)		2,610	52,722
Restoration Hardware, Inc. (a)		1,275	9,104
Ross Stores, Inc.		5,052	125,694
Select Comfort Corp. (a)		1,096	21,186
Sharper Image Corp. (a)		608	8,172
Shoe Carnival, Inc. (a)		605	9,898
Stage Stores, Inc. (a)		766	21,302
Staples, Inc.		24,932	547,507
Stein Mart, Inc.		1,359	33,241
TBC Corp. New (a)		632	16,843
The Children’s Place Retail Stores, Inc. (a)		918	37,555
The Pantry, Inc. (a)		751	26,953
Tractor Supply Co. (a)		1,268	65,251
Trans World Entertainment Corp. (a)		1,445	10,780
Tweeter Home Entertainment Group, Inc. (a)		953	3,926
Urban Outfitters, Inc. (a)		2,774	154,401
Volcom, Inc.		730	21,915
West Marine, Inc. (a)		829	15,436
Wet Seal, Inc. Class A (a)		1,165	5,953
Wilsons Leather Experts, Inc. (a)		2,802	17,989
Zumiez, Inc.		400	13,192
			2,669,509
Textiles, Apparel & Luxury Goods – 0.3%
Charles & Colvard Ltd.		667	12,793
Cherokee, Inc.		583	19,437
Columbia Sportswear Co. (a)		1,249	57,954
Deckers Outdoor Corp. (a)		652	15,192
Fossil, Inc. (a)		2,593	57,020
Haggar Corp.		732	16,938
Iconix Brand Group, Inc. (a)		2,108	20,279
K-Swiss, Inc. Class A		810	24,818
Perry Ellis International, Inc. (a)		255	6,694
Quaker Fabric Corp. (a)		1,024	3,297
Steven Madden Ltd. (a)		480	11,256
Tandy Brands Accessories, Inc.		905	9,928

Quarterly Report	8

Common Stocks continued
		Shares	Value

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Velcro Industries NV		901	$12,308
Warnaco Group, Inc. (a)		1,529	38,225
Weyco Group, Inc.		606	12,029
			318,168

TOTAL CONSUMER DISCRETIONARY			16,113,309

CONSUMER STAPLES 1.7%
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated		234	11,443
Hansen Natural Corp. (a)		544	27,010
MGP Ingredients, Inc.		1,096	9,842
			48,295
Food & Staples Retailing – 1.2%
Arden Group, Inc. Class A		165	12,380
Casey’s General Stores, Inc.		1,703	34,486
Central European Distribution Corp. (a)		552	23,046
Costco Wholesale Corp.		16,151	701,599
Fresh Brands, Inc. (a)		466	3,295
Ingles Markets, Inc. Class A		1,128	16,864
Nash-Finch Co.		673	28,266
Pathmark Stores, Inc. (a)		1,698	18,338
Performance Food Group Co. (a)		1,946	60,268
Pricesmart, Inc. (a)		1,233	10,604
Spartan Stores, Inc. (a)		832	8,520
Topps Co., Inc.		1,768	18,140
United Natural Foods, Inc. (a)		1,348	45,832
Whole Foods Market, Inc.		2,146	277,392
Wild Oats Markets, Inc. (a)		1,044	12,622
			1,271,652
Food Products 0.3%
Alico, Inc.		403	20,952
Bridgford Foods Corp. (a)		433	3,183
Cal-Maine Foods, Inc.		840	5,762
Calavo Growers, Inc.		1,103	9,781
Cresud S.A.C.I.F.y A. sponsored ADR		503	5,910
Diamond Foods, Inc.		1,078	21,592
Farmer Brothers Co.		654	13,695
Gold Kist, Inc. Delaware		1,844	34,077
Green Mountain Coffee Roasters, Inc. (a)		392	15,225

	9		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

CONSUMER STAPLES – continued
Food Products – continued
Hain Celestial Group, Inc. (a)		1,271	$23,984
J&J Snack Foods Corp.		399	23,924
John B. Sanfilippo & Son, Inc. (a)		308	5,575
Lancaster Colony Corp.		1,046	47,855
Lance, Inc.		1,018	17,306
Peet’s Coffee & Tea, Inc. (a)		587	18,355
Premium Standard Farms, Inc.		1,112	16,091
Sanderson Farms, Inc.		668	24,669
SunOpta, Inc. (a)		1,281	6,885
			314,821
Household Products – 0.0%
Central Garden & Pet Co. Class A (a)		571	28,287
WD 40 Co.		667	19,236
			47,523
Personal Products 0.1%
Chattem, Inc. (a)		571	22,121
Elizabeth Arden, Inc. (a)		1,005	22,331
Inter Parfums, Inc.		544	10,069
Mannatech, Inc.		876	10,897
Nature’s Sunshine Products, Inc.		995	21,492
Parlux Fragrances, Inc. (a)		342	10,729
Reliv International, Inc.		923	8,575
USANA Health Sciences, Inc. (a)		727	37,804
			144,018
Tobacco 0.0%
Star Scientific, Inc. (a)		3,889	14,895

TOTAL CONSUMER STAPLES			1,841,204

ENERGY 1.0%
Energy Equipment & Services – 0.4%
Cal Dive International, Inc. (a)		1,236	77,201
Global Industries Ltd. (a)		3,747	51,596
Gulf Island Fabrication, Inc.		426	11,502
Gulfmark Offshore, Inc. (a)		656	19,542
Hydril Co. (a)		678	46,443
Lufkin Industries, Inc.		526	24,270
Matrix Service Co. (a)		325	2,451
Patterson-UTI Energy, Inc.		5,559	189,117
Stolt Offshore SA sponsored ADR (a)		2,000	25,500

Quarterly Report	10

Common Stocks continued
	Shares	Value

ENERGY – continued
Energy Equipment & Services – continued
Superior Well Services, Inc.	1,067	$23,474
Tesco Corp. (a)	808	10,775
		481,871
Oil, Gas & Consumable Fuels – 0.6%
Alliance Resource Partners LP	215	19,765
APCO Argentina, Inc.	353	15,356
Atlas America, Inc. (a)	779	36,075
ATP Oil & Gas Corp. (a)	844	26,721
Brigham Exploration Co. (a)	2,496	25,659
Carrizo Oil & Gas, Inc. (a)	920	21,758
Clayton Williams Energy, Inc. (a)	543	20,379
Copano Energy LLC	474	18,718
Crosstex Energy LP	394	16,595
Crosstex Energy, Inc.	601	38,344
Dampskibsselskabet TORM AS sponsored ADR	205	10,883
Delta Petroleum Corp. (a)	1,660	31,357
Dorchester Minerals LP	602	16,025
Double Eagle Petroleum Co. (a)	564	10,490
Edge Petroleum Corp. (a)	838	16,500
Enterra Energy Trust	669	14,056
FX Energy, Inc. (a)	1,820	21,239
Golar LNG Ltd. (Nasdaq) (a)	2,090	27,839
Inergy LP	330	9,824
Ivanhoe Energy, Inc. (a)	5,764	12,431
James River Coal Co. (a)	400	19,828
Knightsbridge Tankers Ltd.	576	23,115
Marine Petroleum Trust	475	12,550
Pacific Ethanol, Inc. (a)	1,162	9,703
Parallel Petroleum Corp. (a)	1,715	22,175
Petrohawk Energy Corp. (a)	1,300	15,210
Petroleum Development Corp. (a)	469	17,822
Petroquest Energy, Inc. (a)	2,202	17,176
Resource America, Inc. Class A	592	10,976
Syntroleum Corp. (a)	2,008	29,959
TC Pipelines LP	384	13,283
The Exploration Co. of Delaware, Inc. (a)	2,649	11,020
Top Tankers, Inc.	854	13,160

11 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Toreador Resources Corp. (a)		505	$16,084
Warren Resources, Inc.		1,356	15,445
			657,520

TOTAL ENERGY			1,139,391

FINANCIALS – 10.7%
Capital Markets 1.3%
Aether Holdings, Inc. (a)		2,467	8,906
American Capital Strategies Ltd.		3,247	122,509
Ameritrade Holding Corp. (a)		13,852	275,655
Calamos Asset Management, Inc. Class A		606	16,326
Capital Southwest Corp.		141	11,562
GFI Group, Inc.		900	29,772
Harris & Harris Group, Inc. (a)		1,045	12,018
Investors Financial Services Corp.		2,224	78,107
Knight Capital Group, Inc. Class A (a)		3,926	33,057
MarketAxess Holdings, Inc.		650	7,274
MFC Bancorp Ltd. (a)		487	10,349
Northern Trust Corp.		7,103	354,014
optionsXpress Holdings, Inc.		1,978	33,923
Sanders Morris Harris Group, Inc.		903	15,288
SEI Investments Co.		3,312	119,762
T. Rowe Price Group, Inc.		4,131	260,253
TradeStation Group, Inc. (a)		1,353	12,136
			1,400,911
Commercial Banks – 5.7%
1st Source Corp.		501	11,939
ABC Bancorp		981	18,198
Alabama National Bancorp, Delaware		566	37,181
Alliance Financial Corp.		376	11,246
Amcore Financial, Inc.		797	24,611
Amegy Bancorp, Inc.		2,146	48,221
American National Bankshares, Inc.		549	12,687
American River Bankshares		564	12,746
AmericanWest Bancorp (a)		569	13,002
Ames National Corp.		710	20,285
Arrow Financial Corp.		757	21,423
Associated Banc-Corp.		3,963	128,956
Banc Corp. (a)		804	8,579

Quarterly Report	12

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Commercial Banks – continued
BancFirst Corp.		180	$15,345
BancTrust Financial Group, Inc.		492	10,711
Bank of Granite Corp.		778	15,443
Bank of the Ozarks, Inc.		708	23,612
BankFinancial Corp. (a)		1,166	16,616
Banner Corp.		553	15,379
BNC Bancorp		346	6,297
BOK Financial Corp.		1,994	93,698
Boston Private Financial Holdings, Inc.		1,032	27,420
Capital Bank Corp.		729	11,926
Capital City Bank Group, Inc.		607	22,228
Capital Corp. of the West		124	3,992
Cardinal Financial Corp. (a)		1,972	19,700
Cascade Bancorp		616	12,911
Cascade Financial Corp.		809	14,175
Cathay General Bancorp		1,812	61,010
Cavalry Bancorp, Inc.		710	15,265
Center Bancorp, Inc.		551	6,270
Center Financial Corp., California		493	12,532
Central Coast Bancorp (a)		966	20,209
Century Bancorp, Inc. Class A (non-vtg.)		318	10,658
Chemical Financial Corp.		1,087	35,458
Chester Valley Bancorp, Inc.		194	4,772
Citizens & Northern Corp.		294	8,973
Citizens Banking Corp., Michigan		1,589	48,131
City Holding Co.		446	16,377
CNB Financial Corp.		587	8,805
CoBiz, Inc.		1,170	21,353
Colony Bankcorp, Inc.		217	5,551
Columbia Bancorp		413	17,057
Columbia Bancorp, Oregon		234	4,771
Columbia Banking Systems, Inc.		724	19,099
Commerce Bancshares, Inc.		1,996	106,746
Community Banks, Inc.		1,046	29,654
Community Trust Bancorp, Inc.		474	15,234
Compass Bancshares, Inc.		3,934	184,151
CVB Financial Corp.		2,045	40,491
East West Bancorp, Inc.		1,796	60,956
Eastern Virgina Bankshares, Inc.		469	9,192
Enterprise Financial Services Corp.		431	9,754
Exchange National Bancshares, Inc.		288	7,955

	13		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Commercial Banks – continued
Farmers Capital Bank Corp.		357	$11,692
Fidelity Southern Corp.		1,009	17,052
Fifth Third Bancorp		18,384	761,281
Financial Institutions, Inc.		425	7,000
First Bancorp, North Carolina		705	14,805
First Charter Corp.		839	19,616
First Citizen Bancshares, Inc.		306	50,490
First Citizens Banc Corp.		384	8,632
First Community Bancorp, California		408	19,258
First Community Bancshares, Inc.		357	10,482
First Financial Bancorp, Ohio		1,319	23,742
First Financial Bankshares, Inc.		1,036	35,897
First Financial Corp., Indiana		404	11,708
First Indiana Corp.		758	25,537
First M&F Corp.		156	5,327
First Merchants Corp.		459	11,934
First Midwest Bancorp, Inc., Delaware		1,519	57,631
First Oak Brook Bancshares, Inc.		529	16,071
First of Long Island Corp.		286	12,640
First Regional Bancorp (a)		261	22,665
First South Bancorp, Inc., Virginia		528	17,524
First State Bancorp.		930	21,009
First United Corp.		493	9,806
Firstbank Corp., Michigan		444	11,300
FirstMerit Corp.		2,562	71,634
Flag Financial Corp.		932	14,213
FNB Corp., North Carolina		602	12,624
FNB Corp., Virginia		559	16,004
FNB Financial Services Corp.		746	12,697
Foothill Independent Bancorp		797	16,833
Frontier Financial Corp., Washington		1,351	40,273
Fulton Financial Corp.		4,967	86,923
GB&T Bancshares, Inc.		498	10,777
German American Bancorp		686	9,913
Glacier Bancorp, Inc.		1,058	31,507
Gold Banc Corp., Inc.		957	14,508
Great Southern Bancorp, Inc.		418	12,699
Greater Bay Bancorp		1,571	39,589
Greater Community Bancorp		792	12,593
Grupo Financiero Galicia SA sponsored ADR (a)		1,235	10,189
Hancock Holding Co.		1,143	37,605

Quarterly Report	14

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Commercial Banks – continued
Hanmi Financial Corp.		1,740	$31,929
Harleysville National Corp., Pennsylvania		1,005	22,562
Heartland Financial USA, Inc.		717	13,982
Heritage Commerce Corp.		429	8,816
Huntington Bancshares, Inc.		7,175	172,128
IBERIABANK Corp.		300	15,150
Independent Bank Corp., Massachusetts		515	15,800
Independent Bank Corp., Michigan		1,079	32,672
Integra Bank Corp.		485	11,131
Interchange Financial Services Corp.		693	12,176
International Bancshares Corp.		2,086	62,580
Lakeland Bancorp, Inc.		810	12,296
Lakeland Financial Corp.		382	16,606
LNB Bancorp, Inc.		836	14,571
LSB Bancshares, Inc.		666	11,686
Macatawa Bank Corp.		387	13,835
Main Street Banks, Inc.		668	17,896
MainSource Financial Group, Inc.		643	11,709
MB Financial, Inc.		851	33,036
MBT Financial Corp.		578	11,202
Mercantile Bank Corp.		433	19,658
Mercantile Bankshares Corp.		2,490	134,037
Merchants Bancshares, Inc.		610	16,787
Mid-State Bancshares		709	20,199
Midwest Banc Holdings, Inc.		779	18,634
Nara Bancorp, Inc.		877	12,217
National Penn Bancshares, Inc.		1,245	32,806
NBT Bancorp, Inc.		1,162	28,237
Northern Empire Bancshares		751	18,843
Northern States Financial Corp.		462	11,148
Oak Hill Financial, Inc.		544	16,766
Old Second Bancorp, Inc.		432	13,202
Omega Financial Corp.		625	18,831
Pacific Capital Bancorp		1,566	49,078
Penns Woods Bancorp, Inc.		301	13,843
Peoples Bancorp, Inc.		541	15,202
Pinnacle Financial Partners, Inc. (a)		510	12,872
Placer Sierra Bancshares		580	15,503
Popular, Inc.		8,553	234,010
Preferred Bank, Los Angeles California		476	19,426
Premierwest Bancorp		712	10,039

	15		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Commercial Banks – continued
PrivateBancorp, Inc.		782	$26,862
Prosperity Bancshares, Inc.		1,297	37,898
Provident Bankshares Corp.		1,078	36,814
Renasant Corp.		408	12,701
Republic Bancorp, Inc.		2,742	40,253
Republic Bancorp, Inc., Kentucky Class A		621	14,053
Republic First Bancorp, Inc.		1,089	14,048
Royal Bancshares of Pennsylvania, Inc. Class A		471	10,894
Rurban Financial Corp.		723	9,399
S&T Bancorp, Inc.		901	34,355
S.Y. Bancorp, Inc.		925	22,191
Sandy Spring Bancorp, Inc.		502	17,269
SCBT Financial Corp.		453	14,501
Seacoast Banking Corp., Florida		720	15,905
Security Bank Corp., Georgia		740	18,308
Shore Bancshares, Inc.		507	16,478
Sierra Bancorp		727	17,230
Signature Bank, New York (a)		906	27,171
Simmons First National Corp. Class A		562	15,596
Sky Financial Group, Inc.		3,209	89,692
Slade’s Ferry Bancorp		647	12,196
South Financial Group, Inc.		2,562	74,605
Southern Community Financial Corp.		910	8,516
Southside Bancshares, Inc.		76	1,528
Southwest Bancorp, Inc., Oklahoma		811	18,742
State Financial Services Corp. Class A		495	19,285
Sterling Bancshares, Inc.		1,496	22,425
Sterling Financial Corp., Pennsylvania		1,116	23,726
Sterling Financial Corp., Washington		581	22,409
Suffolk Bancorp		342	10,493
Summit Bancshares, Inc.		922	16,780
Sun Bancorp, Inc., New Jersey		544	11,696
Susquehanna Bancshares, Inc., Pennsylvania		1,486	37,447
SVB Financial Group (a)		1,187	55,836
Taylor Capital Group, Inc.		570	22,373
Texas Capital Bancshares, Inc. (a)		793	17,398
Texas Regional Bancshares, Inc. Class A		1,697	50,248
Trico Bancshares		1,018	23,414
Trustco Bank Corp., New York		3,050	40,565
Trustmark Corp.		1,762	48,561
UCBH Holdings, Inc.		3,398	64,800

Quarterly Report	16

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Commercial Banks – continued
UMB Financial Corp.		614	$40,432
Umpqua Holdings Corp.		1,365	33,238
Union Bankshares Corp.		440	19,061
United Bankshares, Inc., West Virginia		1,231	43,577
United Community Banks, Inc., Georgia		1,186	32,496
United Financial Corp.		468	11,583
United Security Bancshares, Inc.		450	12,839
United Security Bancshares, California		454	12,599
Univest Corp. of Pennsylvania		562	14,753
Unizan Financial Corp.		626	16,464
Vail Banks, Inc.		945	13,230
Vineyard National Bancorp		343	10,242
Virginia Commerce Bancorp, Inc. (a)		921	24,692
Virginia Financial Group, Inc.		342	11,782
Washington Trust Bancorp, Inc.		617	17,585
WesBanco, Inc.		843	25,703
West Bancorp., Inc.		821	15,057
West Coast Bancorp, Oregon		748	19,366
Westamerica Bancorp.		881	45,997
Westbank Corp.		580	9,587
Western Sierra Bancorp (a)		411	14,295
Whitney Holding Corp.		1,790	55,347
Wilshire Bancorp, Inc.		946	13,831
Wintrust Financial Corp.		645	33,243
Yadkin Valley Bank & Trust Co.		667	9,438
Yardville National Bancorp		458	16,305
Zions Bancorp		2,817	196,796
			6,249,931
Consumer Finance – 0.3%
ACE Cash Express, Inc. (a)		435	9,605
Advanta Corp.:
Class A		426	11,421
Class B		718	20,714
Asta Funding, Inc.		686	21,191
Collegiate Funding Services, Inc. (a)		1,369	20,384
CompuCredit Corp. (a)		1,626	68,064
Dollar Financial Corp.		178	2,567
First Cash Financial Services, Inc. (a)		724	17,376
QC Holdings, Inc. (a)		1,007	13,010
United Panam Financial Corp. (a)		805	22,250

	17		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Consumer Finance – continued
WFS Financial, Inc. (a)		1,271	$85,055
World Acceptance Corp. (a)		583	14,919
			306,556
Diversified Financial Services – 0.2%
California First National Bancorp		627	7,687
Encore Capital Group, Inc. (a)		911	16,234
eSpeed, Inc. Class A (a)		879	6,724
EuroBancshares, Inc.		1,284	19,311
First Albany Companies, Inc.		714	4,263
Instinet Group, Inc.		11,680	58,400
Marlin Business Services Corp. (a)		759	17,457
Medallion Financial Corp.		1,687	18,169
Newtek Business Services, Inc. (a)		1,293	3,101
The Nasdaq Stock Market, Inc. (a)		2,600	61,100
			212,446
Insurance – 1.4%
Affirmative Insurance Holdings, Inc.		317	4,790
Alfa Corp.		2,654	40,474
American National Insurance Co.		851	94,478
American Physicians Capital, Inc. (a)		423	18,701
Arch Capital Group Ltd. (a)		1,149	49,924
Argonaut Group, Inc. (a)		1,185	29,518
Baldwin & Lyons, Inc. Class B		518	13,442
Ceres Group, Inc. (a)		1,684	10,474
Cincinnati Financial Corp.		5,594	229,242
Direct General Corp.		647	11,128
Donegal Group, Inc. Class A		836	19,027
EMC Insurance Group		582	10,476
Enstar Group, Inc. (a)		235	15,324
Erie Indemnity Co. Class A		2,174	113,352
FPIC Insurance Group, Inc. (a)		638	22,324
Harleysville Group, Inc.		1,544	35,018
Infinity Property & Casualty Corp.		709	23,057
IPC Holdings Ltd.		1,906	74,887
Kansas City Life Insurance Co.		380	19,319
Max Re Capital Ltd.		1,323	30,416
Millea Holdings, Inc. sponsored ADR		596	43,568
National Interstate Corp.		862	13,714
National Western Life Insurance Co. Class A (a)		73	14,380
Navigators Group, Inc. (a)		419	15,528

Quarterly Report	18

Common Stocks continued
	Shares	Value

FINANCIALS – continued
Insurance – continued
Ohio Casualty Corp.	1,983	$50,091
Philadelphia Consolidated Holdings Corp. (a)	810	62,929
PMA Capital Corp. Class A (a)	1,857	16,342
Presidential Life Corp.	1,433	25,206
Quanta Capital Holdings Ltd. (a)	2,049	12,929
SAFECO Corp.	4,107	214,139
Safety Insurance Group, Inc.	517	18,136
Selective Insurance Group, Inc.	823	38,961
State Auto Financial Corp.	1,314	40,038
The Midland Co.	738	23,328
Tower Group, Inc.	937	14,345
Triad Guaranty, Inc. (a)	519	21,917
United America Indemnity Ltd. Class A (a)	701	12,583
United Fire & Casualty Co.	664	27,363
Universal American Financial Corp. (a)	2,125	48,769
USI Holdings Corp. (a)	1,690	20,703
		1,600,340
Real Estate 0.2%
Capital Automotive (REIT) (SBI)	1,431	51,330
Elbit Medical Imaging Ltd.	1,441	25,765
Fieldstone Investment Corp.	1,600	20,128
Gladstone Commercial Corp.	882	14,818
Investors Real Estate Trust	1,872	18,552
Monmouth Real Estate Investment Corp. Class A	1,800	14,688
Origen Financial, Inc.	1,905	13,983
Tarragon Realty Investors, Inc. (a)	882	19,527
ZipRealty, Inc.	624	7,900
		186,691
Thrifts & Mortgage Finance – 1.6%
Accredited Home Lenders Holding Co. (a)	644	25,799
Anchor BanCorp Wisconsin, Inc.	723	22,030
Bank Mutual Corp.	2,925	32,029
BankUnited Financial Corp. Class A	1,086	25,630
Beverly Hills Bancorp, Inc.	1,022	10,659
BFC Financial Corp. Class A (a)	1,047	7,978
Brookline Bancorp, Inc., Delaware	1,822	28,132
Camco Financial Corp.	727	10,193
Capital Crossing Bank (a)	282	10,507
Capitol Federal Financial	2,304	77,783
CFS Bancorp, Inc.	1,199	16,522

19		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Charter Financial Corp., Georgia		864	$29,652
Citizens First Bancorp, Inc.		720	15,890
Citizens South Banking Corp.		637	7,867
City Bank Lynnwood, Washington		482	16,027
Clifton Savings Bancorp, Inc.		1,352	13,844
Coastal Financial Corp.		1,177	17,749
Commercial Capital Bancorp, Inc.		1,875	33,619
Corus Bankshares, Inc.		942	54,815
Dime Community Bancshares, Inc.		1,218	18,526
E Loan, Inc. (a)		2,671	11,005
ESB Financial Corp.		1,247	15,862
Fidelity Bankshares, Inc.		627	18,879
First Busey Corp.		1,177	22,869
First Defiance Financial Corp.		519	14,978
First Federal Bancshares of Arkansas, Inc.		569	13,172
First Financial Holdings, Inc.		388	12,032
First Financial Service Corp.		311	8,851
First Niagara Financial Group, Inc.		4,429	62,759
First Pactrust Bancorp, Inc.		595	15,649
First Place Financial Corp.		477	10,122
Flushing Financial Corp.		759	13,245
FMS Financial Corp.		631	10,632
Franklin Bank Corp. (a)		718	12,989
Harbor Florida Bancshares, Inc.		1,106	40,281
Heritage Financial Corp., Washington		686	15,298
HMN Financial, Inc.		448	14,381
Horizon Financial Corp.		760	16,211
Hudson City Bancorp, Inc.		19,732	246,650
Independence Community Bank Corp.		2,809	96,068
ITLA Capital Corp. (a)		290	15,588
K-Fed Bancorp		734	9,403
Kearny Financial Corp.		2,400	28,824
KNBT Bancorp, Inc.		794	13,300
LSB Corp.		631	10,632
MAF Bancorp., Inc.		1,186	50,915
MASSBANK Corp.		367	12,717
MutualFirst Financial, Inc.		550	12,513
NASB Financial, Inc.		336	13,373
NetBank, Inc.		1,454	12,592
NewMil Bancorp, Inc.		413	12,580
Northwest Bancorp, Inc.		1,622	36,819

Quarterly Report	20

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
OceanFirst Financial Corp.		531	$12,372
Pamrapo Bancorp, Inc.		666	14,452
Partners Trust Financial Group, Inc.		1,816	21,520
Pennfed Financial Services, Inc.		894	17,183
People’s Bank, Connecticut		4,728	139,429
Provident Financial Holdings, Inc.		315	9,245
Provident New York Bancorp		1,578	18,936
PVF Capital Corp.		500	6,345
Riverview Bancorp, Inc.		510	11,220
Rockville Financial, Inc. (a)		725	10,012
Severn Bancorp, Inc.		862	16,921
Sound Federal Bancorp, Inc.		575	9,511
TierOne Corp.		485	13,687
Timberland Bancorp, Inc.		556	13,094
United Community Financial Corp., Ohio		870	9,666
Washington Federal, Inc.		2,683	62,863
Willow Grove Bancorp, Inc.		741	11,300
WSFS Financial Corp.		244	14,179
			1,788,375

TOTAL FINANCIALS			11,745,250

HEALTH CARE – 14.5%
Biotechnology – 8.2%
Aastrom Biosciences, Inc. (a)		3,712	10,356
Abgenix, Inc. (a)		2,859	31,420
Acacia Research Corp. – CombiMatrix (a)		1,427	2,469
AEterna Zentaris Laboratories, Inc. (a)		1,592	7,819
Affymetrix, Inc. (a)		2,111	104,473
Albany Molecular Research, Inc. (a)		747	12,460
Alexion Pharmaceuticals, Inc. (a)		1,001	28,629
Alkermes, Inc. (a)		3,610	67,796
Amgen, Inc. (a)		41,540	3,319,046
Amylin Pharmaceuticals, Inc. (a)		3,567	116,819
Anadys Pharmaceuticals, Inc. (a)		1,141	13,920
Angiotech Pharmaceuticals, Inc. (a)		2,712	36,577
Aphton Corp. (a)		1,970	1,301
Arena Pharmaceuticals, Inc. (a)		802	6,713
ARIAD Pharmaceuticals, Inc. (a)		1,982	16,451
ArQule, Inc. (a)		2,255	17,228
Array Biopharma, Inc. (a)		1,496	9,874

	21		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Biotechnology – continued
Avant Immunotherapeutics, Inc. (a)		3,213	$4,209
Axonyx, Inc. (a)		2,219	2,796
Bioenvision, Inc. (a)		1,026	9,142
Biogen Idec, Inc. (a)		11,513	485,273
BioMarin Pharmaceutical, Inc. (a)		3,206	27,668
Biopure Corp. Class A (a)		82	122
Caliper Life Sciences, Inc. (a)		1,195	7,839
CancerVax Corp. (a)		1,246	3,925
Celgene Corp. (a)		5,718	287,044
Cell Genesys, Inc. (a)		1,539	9,142
Cell Therapeutics, Inc. (a)		2,256	5,775
Cephalon, Inc. (a)		1,836	74,395
Cepheid, Inc. (a)		1,455	10,913
Chiron Corp. (a)		6,100	222,284
Ciphergen Biosystems, Inc. (a)		1,078	1,940
Coley Pharmaceutical Group, Inc.		1,420	23,075
Compugen Ltd. (a)		1,757	6,606
Corgentech, Inc. (a)		1,296	3,292
Cotherix, Inc.		1,041	14,512
Critical Therapeutics, Inc. (a)		1,487	9,100
Crucell NV sponsored ADR (a)		512	11,295
Cubist Pharmaceuticals, Inc. (a)		2,701	48,807
CuraGen Corp. (a)		1,634	7,141
Curis, Inc. (a)		1,951	8,858
CV Therapeutics, Inc. (a)		1,590	43,200
Cytokinetics, Inc. (a)		1,078	8,732
deCODE genetics, Inc. (a)		1,985	19,274
Dendreon Corp. (a)		1,793	10,399
Digene Corp. (a)		715	20,678
Discovery Partners International, Inc. (a)		3,051	9,000
Diversa Corp. (a)		1,093	5,203
DOV Pharmaceutical, Inc. (a)		1,030	15,471
Dyax Corp. (a)		782	4,238
Dynavax Technologies Corp. (a)		1,807	12,197
Encysive Pharmaceuticals, Inc. (a)		2,504	31,000
Enzon Pharmaceuticals, Inc. (a)		1,396	9,758
Exact Sciences Corp. (a)		1,230	3,038
Exelixis, Inc. (a)		2,435	18,238
Eyetech Pharmaceuticals, Inc. (a)		1,283	23,453
Favrille, Inc.		178	819
Forbes Medi-Tech, Inc. (a)		1,040	1,971

Quarterly Report	22

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Biotechnology – continued
Genaera Corp. (a)		2,470	$6,274
Gene Logic, Inc. (a)		1,810	9,159
Genelabs Technologies, Inc. (a)		3,567	2,140
Genitope Corp. (a)		1,205	9,676
Genta, Inc. (a)		2,036	2,158
GenVec, Inc. (a)		3,656	9,432
Genzyme Corp. (a)		8,668	616,902
Geron Corp. (a)		1,706	18,510
Gilead Sciences, Inc. (a)		15,511	666,973
GTx, Inc. (a)		830	8,366
Harvard Bioscience, Inc. (a)		973	2,831
Human Genome Sciences, Inc. (a)		5,374	69,378
Icagen, Inc.		222	1,843
ICOS Corp. (a)		2,182	57,016
ID Biomedical Corp. (a)		1,335	32,356
Idenix Pharmaceuticals, Inc. (a)		1,720	36,584
Illumina, Inc. (a)		1,642	20,032
ImClone Systems, Inc. (a)		2,849	93,219
ImmunoGen, Inc. (a)		2,035	12,922
Immunomedics, Inc. (a)		1,704	2,999
Incyte Corp. (a)		2,540	18,694
Indevus Pharmaceuticals, Inc. (a)		1,656	4,405
Inhibitex, Inc. (a)		1,533	14,410
InterMune, Inc. (a)		1,181	18,931
Introgen Therapeutics, Inc. (a)		1,380	8,114
Invitrogen Corp. (a)		1,656	140,313
Isis Pharmaceuticals, Inc. (a)		1,608	8,120
Kendle International, Inc. (a)		1,009	24,418
Keryx Biopharmaceuticals, Inc. (a)		1,032	17,296
Kosan Biosciences, Inc. (a)		755	5,549
La Jolla Pharmaceutical Co. (a)		1,785	1,499
Lexicon Genetics, Inc. (a)		2,296	10,217
Ligand Pharmaceuticals, Inc. Class B (a)		2,518	19,766
Luminex Corp. (a)		900	9,144
MannKind Corp. (a)		1,236	16,019
Martek Biosciences (a)		979	49,929
Maxim Pharmaceuticals, Inc. (a)		725	972
Maxygen, Inc. (a)		2,330	20,714
Medarex, Inc. (a)		4,502	45,245
MedImmune, Inc. (a)		8,138	243,570
Millennium Pharmaceuticals, Inc. (a)		9,972	99,820

	23		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Biotechnology – continued
Momenta Pharmaceuticals, Inc. (a)		985	$24,970
Myogen, Inc. (a)		1,135	23,495
Myriad Genetics, Inc. (a)		1,095	21,648
Nabi Biopharmaceuticals (a)		2,212	29,796
Nanogen, Inc. (a)		940	3,177
Nektar Therapeutics (a)		2,819	48,149
Neopharm, Inc. (a)		731	9,832
NeoRX Corp. (a)		507	512
Neose Technologies, Inc. (a)		1,126	2,838
Neurochem, Inc. (a)		1,043	11,862
Neurocrine Biosciences, Inc. (a)		1,170	53,586
Neurogen Corp. (a)		1,639	10,981
Northfield Laboratories, Inc. (a)		914	12,376
Novavax, Inc. (a)		2,057	3,106
NPS Pharmaceuticals, Inc. (a)		1,233	12,293
Nuvelo, Inc. (a)		1,327	12,447
ONYX Pharmaceuticals, Inc. (a)		1,093	21,773
Orchid Cellmark, Inc. (a)		1,015	9,135
Orthologic Corp. (a)		1,251	5,279
Oscient Pharmaceuticals Corp. (a)		6,157	14,161
OSI Pharmaceuticals, Inc. (a)		1,851	60,713
Panacos Pharmaceuticals, Inc. (a)		1,499	13,716
Peregrine Pharmaceuticals, Inc. (a)		4,452	4,897
Pharmacopeia Drug Discovery, Inc. (a)		368	1,351
Pharmacyclics, Inc. (a)		1,146	10,303
Pharmion Corp. (a)		1,001	24,875
PRAECIS Pharmaceuticals, Inc. (a)		1,768	1,043
Progenics Pharmaceuticals, Inc. (a)		554	13,063
Protein Design Labs, Inc. (a)		3,852	103,002
QIAGEN NV (a)		4,566	57,623
QLT, Inc. (a)		2,958	26,414
Regeneron Pharmaceuticals, Inc. (a)		1,881	14,051
Renovis, Inc. (a)		1,133	15,024
Rigel Pharmaceuticals, Inc. (a)		589	11,857
Savient Pharmaceuticals, Inc. (a)		2,981	12,043
SciClone Pharmaceuticals, Inc. (a)		1,927	9,905
Seattle Genetics, Inc. (a)		1,337	7,848
Senomyx, Inc. (a)		987	17,223
Sequenom, Inc. (a)		1,742	1,307
Seracare Life Sciences, Inc. (a)		608	9,540
Serologicals Corp. (a)		1,082	25,741

Quarterly Report	24

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Biotechnology – continued
Sirna Therapeutics, Inc. (a)		2,265	$9,196
StemCells, Inc. (a)		2,240	12,208
Stratagene Corp. (a)		589	5,248
Tanox, Inc. (a)		1,465	19,323
Targeted Genetics Corp. (a)		5,047	3,129
Techne Corp. (a)		1,177	67,054
Telik, Inc. (a)		1,419	21,711
Third Wave Technologies, Inc. (a)		1,721	8,846
Threshold Pharmaceuticals, Inc.		1,985	22,947
Trimeris, Inc. (a)		537	6,170
United Therapeutics Corp. (a)		769	53,991
Vasogen, Inc. (a)		1,722	3,612
Vertex Pharmaceuticals, Inc. (a)		3,242	59,653
ViaCell, Inc.		1,828	12,778
Vicuron Pharmaceuticals, Inc. (a)		2,019	58,167
Vion Pharmaceuticals, Inc. (a)		2,003	5,689
ViroLogic, Inc. (a)		6,461	15,765
ViroPharma, Inc. (a)		2,193	36,930
XOMA Ltd. (a)		1,917	2,799
Zymogenetics, Inc. (a)		1,890	31,828
			9,011,087
Health Care Equipment & Supplies – 2.5%
Abaxis, Inc. (a)		680	7,800
Abiomed, Inc. (a)		907	9,088
Advanced Neuromodulation Systems, Inc. (a)		762	39,235
Aksys Ltd. (a)		1,303	2,893
Align Technology, Inc. (a)		2,037	13,872
American Medical Systems Holdings, Inc. (a)		2,834	58,097
Analogic Corp.		575	28,664
Angiodynamics, Inc. (a)		529	11,426
Animas Corp. (a)		862	14,999
Arrow International, Inc.		1,591	47,094
Arthrocare Corp. (a)		596	21,677
Aspect Medical Systems, Inc. (a)		1,014	30,785
BioLase Technology, Inc.		592	3,315
Biomet, Inc.		8,290	305,818
Biosite, Inc. (a)		581	34,738
BioVeris Corp. (a)		1,519	8,415
Bruker BioSciences Corp. (a)		3,748	16,341
Candela Corp. (a)		1,339	13,269

	25		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Cardiac Science, Inc. (a)		2,400	$2,664
Cardiodynamics International Corp. (a)		1,574	2,141
Conceptus, Inc. (a)		789	8,269
CONMED Corp. (a)		1,180	34,527
Conor Medsystems, Inc.		1,000	19,750
Cutera, Inc. (a)		521	12,655
Cyberonics, Inc. (a)		756	28,940
Cytyc Corp. (a)		3,882	96,856
Dade Behring Holdings, Inc.		3,314	121,259
Datascope Corp.		390	12,617
DENTSPLY International, Inc.		2,606	138,040
DexCom, Inc.		1,171	14,567
Dionex Corp. (a)		685	36,100
Encore Medical Corp. (a)		1,355	7,493
Endologix, Inc. (a)		1,944	9,312
Epix Pharmaceuticals, Inc. (a)		576	4,913
ev3, Inc.		1,484	27,246
Exactech, Inc. (a)		534	7,369
Foxhollow Technologies, Inc.		653	29,973
Gen-Probe, Inc. (a)		1,632	74,289
Given Imaging Ltd. (a)		952	22,667
Hologic, Inc. (a)		735	35,449
I-Flow Corp. (a)		657	9,421
ICU Medical, Inc. (a)		375	11,389
IDEXX Laboratories, Inc. (a)		1,109	71,020
Immucor, Inc. (a)		1,832	43,363
INAMED Corp. (a)		1,167	84,608
Integra LifeSciences Holdings Corp. (a)		979	33,854
Intermagnetics General Corp. (a)		1,300	37,973
IntraLase Corp.		1,053	19,765
Intuitive Surgical, Inc. (a)		1,183	88,015
IRIS International, Inc. (a)		690	11,999
Kensey Nash Corp. (a)		550	16,665
Kyphon, Inc. (a)		1,600	70,864
Laserscope, Inc. (a)		710	20,768
LifeCell Corp. (a)		1,282	30,742
Medical Action Industries, Inc. (a)		947	16,213
Meridian Bioscience, Inc.		964	24,582
Merit Medical Systems, Inc. (a)		1,302	22,746
Micro Therapeutics, Inc. (a)		2,479	14,477
Microtek Medical Holdings, Inc. (a)		1,585	5,548

Quarterly Report	26

Common Stocks continued
	Shares	Value

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Molecular Devices Corp. (a)	603	$12,579
Neogen Corp. (a)	709	11,450
NeuroMetrix, Inc. (a)	497	13,841
Nutraceutical International Corp. (a)	719	10,605
NuVasive, Inc. (a)	1,290	24,536
OccuLogix, Inc.	1,709	13,587
OraSure Technologies, Inc. (a)	1,286	11,921
Orthofix International NV (a)	477	21,723
Orthovita, Inc. (a)	3,496	13,809
Palomar Medical Technologies, Inc. (a)	808	19,562
PolyMedica Corp.	1,048	37,466
Possis Medical, Inc. (a)	574	7,479
Quidel Corp. (a)	1,189	9,678
Regeneration Technologies, Inc. (a)	856	7,918
Respironics, Inc. (a)	2,378	93,122
Shamir Optical Industry Ltd.	707	8,060
Sonic Innovations, Inc. (a)	1,373	6,906
SonoSight, Inc. (a)	529	18,938
Staar Surgical Co. (a)	832	4,252
Stereotaxis, Inc.	1,010	8,656
SurModics, Inc. (a)	704	26,147
Syneron Medical Ltd.	692	25,549
Synovis Life Technologies, Inc. (a)	230	2,139
Thermogenesis Corp. (a)	1,689	9,137
Thoratec Corp. (a)	1,495	24,473
Trinity Biotech PLC sponsored ADR (a)	151	1,027
TriPath Imaging, Inc. (a)	1,154	9,151
Utah Medical Products, Inc.	500	12,385
Varian, Inc. (a)	1,095	38,982
Ventana Medical Systems, Inc. (a)	1,342	54,338
Vital Signs, Inc.	457	20,551
Vnus Medical Technologies, Inc.	439	4,478
Wright Medical Group, Inc. (a)	1,176	28,424
Young Innovations, Inc.	390	13,615
Zoll Medical Corp. (a)	338	9,014
		2,684,132
Health Care Providers & Services – 2.2%
Accelrys, Inc. (a)	737	3,987
Allied Healthcare International, Inc. (a)	1,897	9,940
Allscripts Healthcare Solutions, Inc. (a)	1,788	31,791

27		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Health Care Providers & Services – continued
Amedisys, Inc. (a)		479	$18,738
America Service Group, Inc. (a)		530	9,137
American Dental Partners, Inc. (a)		325	9,955
American Healthways, Inc. (a)		1,164	50,867
AMICAS, Inc. (a)		2,483	13,781
AmSurg Corp. (a)		897	24,972
Andrx Corp. (a)		2,280	41,336
Bio-Reference Laboratories, Inc. (a)		768	11,988
BioScrip, Inc. (a)		895	5,656
Cerner Corp. (a)		1,384	109,004
Computer Programs & Systems, Inc.		414	13,695
Corvel Corp. (a)		349	8,261
Cross Country Healthcare, Inc. (a)		928	18,003
Curative Health Services, Inc. (a)		666	1,505
Dendrite International, Inc. (a)		1,280	23,181
Dialysis Corp. of America (a)		301	5,710
Eclipsys Corp. (a)		1,688	28,493
Emageon, Inc.		600	7,890
eResearchTechnology, Inc. (a)		1,605	24,749
Express Scripts, Inc. (a)		4,963	287,159
Genesis HealthCare Corp. (a)		620	24,862
Gentiva Health Services, Inc. (a)		964	18,258
HealthExtras, Inc. (a)		1,092	22,659
HealthTronics Surgical Services, Inc. (a)		1,523	16,966
Henry Schein, Inc. (a)		3,198	133,325
Horizon Health Corp. (a)		524	13,100
Hythiam, Inc. (a)		1,433	9,200
ICON PLC sponsored ADR (a)		371	15,040
IDX Systems Corp. (a)		986	31,256
LabOne, Inc. (a)		447	19,324
LCA Vision, Inc.		840	34,482
LHC Group, Inc.		200	3,760
Lifeline Systems, Inc. (a)		712	24,080
LifePoint Hospitals, Inc. (a)		1,857	84,456
Lincare Holdings, Inc. (a)		3,302	139,807
Magellan Health Services, Inc. (a)		1,405	49,807
Matria Healthcare, Inc. (a)		570	20,663
Medcath Corp. (a)		731	18,136
Merge Technologies, Inc. (a)		574	10,705
National Medical Health Card Systems, Inc. (a)		330	9,303
Odyssey Healthcare, Inc. (a)		928	15,498

Quarterly Report	28

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Health Care Providers & Services – continued
Omnicell, Inc. (a)		664	$6,009
Option Care, Inc.		1,195	16,156
PAREXEL International Corp. (a)		1,314	25,465
Patterson Companies, Inc. (a)		4,542	181,953
PDI, Inc. (a)		594	8,328
Per-Se Technologies, Inc. (a)		866	16,696
Pharmaceutical Product Development, Inc. (a)		1,931	108,657
PRA International		691	20,315
Priority Healthcare Corp. Class B (a)		1,190	33,189
PSS World Medical, Inc. (a)		2,922	42,340
Psychiatric Solutions, Inc. (a)		882	42,160
QMed, Inc. (a)		603	6,609
Radiation Therapy Services, Inc. (a)		602	16,170
ResCare, Inc. (a)		930	13,997
SFBC International, Inc. (a)		543	22,084
Sun Healthcare Group, Inc. (a)		1,059	6,958
Symbion, Inc. (a)		887	23,745
TLC Vision Corp. (a)		2,012	17,526
TriZetto Group, Inc. (a)		1,531	24,021
U.S. Physical Therapy, Inc. (a)		574	10,837
United Surgical Partners International, Inc. (a)		1,345	51,527
VCA Antech, Inc. (a)		2,704	64,869
Ventiv Health, Inc. (a)		884	20,067
VistaCare, Inc. Class A (a)		323	5,549
Vital Images, Inc. (a)		671	13,098
WebMD Corp. (a)		10,542	115,540
			2,388,350
Pharmaceuticals – 1.6%
Acusphere, Inc. (a)		1,243	7,209
Adams Respiratory Therapeutics, Inc.		1,000	33,840
Adolor Corp. (a)		1,332	12,734
Advancis Pharmaceutical Corp. (a)		1,591	1,464
American Pharmaceutical Partners, Inc. (a)		2,351	108,099
Antigenics, Inc. (a)		2,149	11,798
Aspreva Pharmaceuticals Corp.		1,130	15,999
Atherogenics, Inc. (a)		1,239	22,005
Axcan Pharma, Inc. (a)		1,329	16,234
Barrier Therapeutics, Inc. (a)		1,043	9,585
Cardiome Pharma Corp. (a)		1,301	9,656
CNS., Inc.		475	12,497

	29		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Pharmaceuticals – continued
Columbia Laboratories, Inc. (a)		1,899	$5,317
Connetics Corp. (a)		1,261	24,035
Cypress Bioscience, Inc. (a)		1,387	19,085
DepoMed, Inc. (a)		1,263	6,643
Discovery Laboratories, Inc. (a)		1,297	8,093
Draxis Health, Inc. (a)		1,236	5,623
Durect Corp. (a)		2,421	14,405
Endo Pharmaceuticals Holdings, Inc. (a)		4,383	131,490
First Horizon Pharmaceutical Corp. (a)		1,418	29,310
Flamel Technologies SA sponsored ADR (a)		803	12,872
Guilford Pharmaceuticals, Inc. (a)		1,089	4,029
Hi-Tech Pharmacal Co., Inc. (a)		308	7,583
Hollis Eden Pharmaceuticals, Inc. (a)		580	4,640
InKine Pharmaceutical, Inc. (a)		1,715	6,037
Inspire Pharmaceuticals, Inc. (a)		1,281	11,465
Ista Pharmaceuticals, Inc. (a)		753	5,482
Kos Pharmaceuticals, Inc. (a)		1,546	105,314
Marshall Edwards, Inc. (a)		1,945	13,615
Matrixx Initiatives, Inc. (a)		372	4,910
Medicines Co. (a)		1,592	35,215
MGI Pharma, Inc. (a)		2,365	63,760
Nastech Pharmaceutical Co., Inc. (a)		1,139	16,208
New River Pharmaceuticals, Inc.		664	28,612
Nexmed, Inc. (a)		672	1,183
NitroMed, Inc. (a)		982	18,521
Noven Pharmaceuticals, Inc. (a)		899	14,977
Novogen Ltd. sponsored ADR (a)		97	1,771
Pain Therapeutics, Inc. (a)		1,553	9,551
Penwest Pharmaceuticals Co. (a)		793	11,602
Perrigo Co.		3,452	49,467
Pharmos Corp. (a)		462	942
Pozen, Inc. (a)		826	7,368
Salix Pharmaceuticals Ltd. (a)		1,011	20,604
Santarus, Inc. (a)		1,330	7,621
Sepracor, Inc. (a)		3,413	171,333
Shire Pharmaceuticals Group PLC sponsored ADR		1,449	55,236
SuperGen, Inc. (a)		1,151	7,781
Taro Pharmaceutical Industries Ltd. (a)		783	21,360
Teva Pharmaceutical Industries Ltd. sponsored ADR		15,185	492,601
Vivus, Inc. (a)		2,040	7,670

Quarterly Report	30

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Pharmaceuticals – continued
Xenoport, Inc.		733	$9,419
Zila, Inc. (a)		3,259	11,537
			1,745,407

TOTAL HEALTH CARE			15,828,976

INDUSTRIALS – 5.3%
Aerospace & Defense – 0.3%
Applied Signal Technology, Inc.		561	10,709
Argon ST, Inc. (a)		860	26,471
BE Aerospace, Inc. (a)		1,865	29,579
Ceradyne, Inc. (a)		865	27,317
Elbit Systems Ltd.		1,390	33,374
Engineered Support Systems, Inc.		1,473	50,229
Essex Corp. (a)		486	10,736
Herley Industries, Inc. (a)		746	15,606
Innovative Solutions & Support, Inc. (a)		567	9,560
Ionatron, Inc. (a)		2,941	24,263
Kaman Corp. Class A		987	23,678
KVH Industries, Inc. (a)		419	4,270
Ladish Co., Inc. (a)		1,065	19,181
Mercury Computer Systems, Inc. (a)		1,018	26,600
MTC Technologies, Inc. (a)		622	21,248
Sypris Solutions, Inc.		676	8,112
			340,933
Air Freight & Logistics – 0.6%
ABX Air, Inc. (a)		1,800	14,670
C.H. Robinson Worldwide, Inc.		2,899	179,013
Dynamex, Inc. (a)		596	10,728
EGL, Inc. (a)		1,889	47,395
Expeditors International of Washington, Inc.		3,615	200,669
Forward Air Corp.		1,261	44,488
Hub Group, Inc. Class A (a)		852	27,477
Pacer International, Inc. (a)		1,088	28,549
Park Ohio Holdings Corp. (a)		439	8,332
UTI Worldwide, Inc.		1,035	78,101
			639,422
Airlines – 0.2%
FLYi, Inc. (a)		1,309	406
Frontier Airlines, Inc. (a)		1,453	15,765

	31		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Airlines – continued
JetBlue Airways Corp. (a)		3,139	$59,798
MAIR Holdings, Inc. (a)		1,544	13,742
Mesa Air Group, Inc. (a)		1,187	9,377
Northwest Airlines Corp. (a)		3,011	15,145
Pinnacle Airlines Corp. (a)		841	8,124
Republic Airways Holdings, Inc. (a)		1,345	18,050
Ryanair Holdings PLC sponsored ADR (a)		2,033	93,091
SkyWest, Inc.		1,780	42,204
			275,702
Building Products 0.1%
Aaon, Inc. (a)		568	10,292
American Woodmark Corp.		498	18,675
Apogee Enterprises, Inc.		1,220	19,593
Builders FirstSource, Inc.		900	18,270
Quixote Corp.		489	11,252
Universal Forest Products, Inc.		656	35,706
			113,788
Commercial Services & Supplies – 1.6%
51job, Inc. sponsored ADR		198	2,992
Advisory Board Co. (a)		571	29,823
American Ecology Corp.		1,049	20,581
Asset Acceptance Capital Corp. (a)		1,529	44,142
BB Holdings Ltd. (non-vtg.)		1,707	11,352
Carlisle Group Ltd.		682	2,036
Casella Waste Systems, Inc. Class A (a)		817	10,817
CBIZ, Inc. (a)		2,443	11,336
Cintas Corp.		5,812	239,745
Clean Harbors, Inc. (a)		576	16,070
Coinstar, Inc. (a)		747	14,335
Comsys IT Partners, Inc. (a)		927	10,475
Copart, Inc. (a)		3,367	83,131
Corporate Executive Board Co.		1,232	99,509
CoStar Group, Inc. (a)		745	34,836
CRA International, Inc. (a)		352	16,540
Danka Business Systems PLC sponsored ADR (a)		836	1,889
DiamondCluster International, Inc. (a)		1,123	11,320
Duratek, Inc. (a)		611	12,813
Exponent, Inc. (a)		442	13,260
First Consulting Group, Inc. (a)		1,495	7,998
FirstService Corp. (sub. vtg.) (a)		1,234	28,203
G&K Services, Inc. Class A		624	26,813

Quarterly Report	32

Common Stocks continued
	Shares	Value

INDUSTRIALS – continued
Commercial Services & Supplies – continued
Healthcare Services Group, Inc.	1,382	$25,498
Heidrick & Struggles International, Inc. (a)	758	25,029
Herman Miller, Inc.	2,268	67,813
Hudson Highland Group, Inc. (a)	700	17,598
Huron Consulting Group, Inc.	752	18,838
ICT Group, Inc. (a)	571	6,823
Integrated Alarm Services Group, Inc. (a)	634	2,555
Intersections, Inc. (a)	441	4,626
Kelly Services, Inc. Class A (non-vtg.)	1,175	34,345
Kenexa Corp.	1,245	16,932
Kforce, Inc. (a)	1,302	13,150
Layne Christensen Co. (a)	643	16,532
Learning Tree International, Inc. (a)	1,097	13,526
LECG Corp. (a)	910	20,957
McGrath RentCorp.	1,132	27,904
Mobile Mini, Inc. (a)	762	31,943
Monster Worldwide, Inc. (a)	3,741	116,869
NCO Group, Inc. (a)	998	20,938
On Assignment, Inc. (a)	1,390	9,633
PICO Holdings, Inc. (a)	771	23,716
Portfolio Recovery Associates, Inc. (a)	503	20,105
PRG-Schultz International, Inc. (a)	2,172	7,102
Providence Service Corp. (a)	379	11,177
Resources Connection, Inc. (a)	1,680	48,720
School Specialty, Inc. (a)	772	36,987
SOURCECORP, Inc. (a)	474	9,712
Stericycle, Inc. (a)	1,414	82,196
Synagro Technologies, Inc.	2,757	14,336
Teletech Holdings, Inc. (a)	2,696	22,862
Tetra Tech, Inc. (a)	1,932	30,468
TRM Corp. (a)	430	6,691
United Stationers, Inc. (a)	1,153	54,076
Waste Industries USA, Inc.	1,018	13,214
Waste Services, Inc. (a)	4,374	15,746
West Corp. (a)	2,311	89,528
		1,728,161
Construction & Engineering – 0.1%
Foster Wheeler Ltd. (a)	1,608	43,255

33 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Construction & Engineering – continued
Insituform Technologies, Inc. Class A (a)		1,365	$28,256
Washington Group International, Inc. (a)		855	45,178
			116,689
Electrical Equipment – 0.5%
Active Power, Inc. (a)		2,586	8,948
American Power Conversion Corp.		6,273	164,164
American Superconductor Corp. (a)		795	8,109
Artesyn Technologies, Inc. (a)		1,201	11,025
Capstone Turbine Corp. (a)		3,505	16,999
Color Kinetics, Inc. (a)		533	8,203
Deswell Industries, Inc.		609	9,111
Distributed Energy Systems Corp. (a)		3,313	22,396
Encore Wire Corp. (a)		772	10,885
Energy Conversion Devices, Inc. (a)		956	33,183
Evergreen Solar, Inc. (a)		2,133	15,038
Franklin Electric Co., Inc.		734	31,012
FuelCell Energy, Inc. (a)		1,447	16,481
Genlyte Group, Inc. (a)		894	43,994
Hydrogenics Corp. (a)		3,294	12,543
II-VI, Inc. (a)		1,022	18,171
LSI Industries, Inc.		1,131	17,350
Medis Technologies Ltd. (a)		883	14,349
Microvision, Inc. (a)		1,063	5,932
Plug Power, Inc. (a)		2,703	19,921
Powell Industries, Inc. (a)		482	10,657
Power-One, Inc. (a)		2,581	12,492
Preformed Line Products Co.		259	11,228
Ultralife Batteries, Inc. (a)		686	9,083
Valence Technology, Inc. (a)		2,374	6,552
Vicor Corp.		797	12,712
Woodward Governor Co.		364	29,684
			580,222
Industrial Conglomerates – 0.0%
Raven Industries, Inc.		970	25,220
Westaim Corp. (a)		1,454	4,912
			30,132
Machinery – 0.9%
3D Systems Corp. (a)		683	15,368
A.S.V., Inc. (a)		884	20,500
American Science & Engineering, Inc. (a)		281	17,773

Quarterly Report	34

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Machinery – continued
Astec Industries, Inc. (a)		782	$24,281
Bucyrus International, Inc. Class A		620	27,974
Columbus McKinnon Corp. (NY Shares) (a)		686	13,240
Commercial Vehicle Group, Inc.		625	12,956
Dynamic Materials Corp.		216	8,722
Flanders Corp. (a)		1,144	12,275
Flow International Corp. (a)		2,483	21,677
FreightCar America, Inc.		828	31,671
Gehl Co. (a)		645	19,563
Hardinge, Inc.		423	6,368
Joy Global, Inc.		2,761	131,976
Lincoln Electric Holdings, Inc.		1,356	51,094
Middleby Corp. (a)		428	28,128
Nordson Corp.		1,291	45,856
PACCAR, Inc.		5,894	413,052
Sun Hydraulics Corp.		516	10,315
Tecumseh Products Co.		262	6,720
Tecumseh Products Co. Class A (non-vtg.)		517	13,757
TurboChef Technologies, Inc. (a)		800	13,512
Volvo AB sponsored ADR		588	25,337
			972,115
Marine – 0.2%
Alexander & Baldwin, Inc.		1,401	73,426
Aries Maritime Transport Ltd.		1,020	15,486
DryShips, Inc.		900	14,382
Eagle Bulk Shipping, Inc.		700	9,100
Genco Shipping & Trading Ltd.		721	14,781
Quintana Maritime Ltd.		1,744	19,428
Stolt-Nielsen SA Class B sponsored ADR		898	34,771
			181,374
Road & Rail 0.6%
AMERCO (a)		850	50,873
Arkansas Best Corp.		807	27,172
Central Freight Lines, Inc. (a)		726	1,336
Covenant Transport, Inc. Class A (a)		611	7,680
Heartland Express, Inc.		2,477	49,342
J.B. Hunt Transport Services, Inc.		5,482	99,060
Landstar System, Inc.		2,130	77,362
Marten Transport Ltd. (a)		686	16,876
Old Dominion Freight Lines, Inc. (a)		991	31,692

	35		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Road & Rail – continued
P.A.M. Transportation Services, Inc. (a)		668	$11,289
Quality Distribution, Inc. (a)		449	3,700
SCS Transportation, Inc. (a)		206	3,306
Swift Transportation Co., Inc. (a)		2,547	50,787
U.S. Xpress Enterprises, Inc. Class A (a)		842	11,089
Universal Truckload Services, Inc.		500	8,645
USA Truck, Inc. (a)		550	13,239
Vitran Corp., Inc. (a)		474	7,627
Werner Enterprises, Inc.		2,833	50,569
Yellow Roadway Corp. (a)		1,886	88,359
			610,003
Trading Companies & Distributors – 0.2%
Aceto Corp.		828	6,086
Beacon Roofing Supply, Inc.		794	25,805
Electro Rent Corp. (a)		1,299	17,498
Fastenal Co.		2,526	153,025
Lawson Products, Inc.		395	15,366
NuCo2, Inc. (a)		701	17,553
Rush Enterprises, Inc. Class A (a)		983	15,718
UAP Holding Corp.		1,607	27,576
			278,627

TOTAL INDUSTRIALS			5,867,168

INFORMATION TECHNOLOGY – 48.9%
Communications Equipment – 8.1%
3Com Corp. (a)		13,296	45,206
ADC Telecommunications, Inc. (a)		3,801	79,593
Adtran, Inc.		2,353	60,754
Airspan Networks, Inc. (a)		2,489	11,624
Alvarion Ltd. (a)		2,562	22,084
Anaren, Inc. (a)		662	9,149
Andrew Corp. (a)		5,155	59,437
Arris Group, Inc. (a)		2,872	30,127
AudioCodes Ltd. (a)		1,741	17,149
Avanex Corp. (a)		6,051	5,083
Avici Systems, Inc. (a)		537	2,390
Avocent Corp. (a)		1,639	54,611
Bel Fuse, Inc.:
Class A		177	4,627

Quarterly Report	36

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Bel Fuse, Inc.: – continued
Class B		300	$9,651
Black Box Corp.		852	36,610
Bookham, Inc. (a)		1,243	5,202
Brooktrout, Inc. (a)		479	6,131
C-COR, Inc. (a)		1,969	14,748
Carrier Access Corp. (a)		1,526	9,080
Centillium Communications, Inc. (a)		1,559	4,428
Ceragon Networks Ltd. (a)		865	3,875
CIENA Corp. (a)		23,476	52,821
Cisco Systems, Inc. (a)		214,778	3,784,388
Comtech Telecommunications Corp. (a)		781	27,413
Comverse Technology, Inc. (a)		6,476	166,951
Digi International, Inc. (a)		1,004	10,652
Ditech Communications Corp. (a)		1,208	8,891
ECI Telecom Ltd. (a)		3,668	28,097
ECtel Ltd. (a)		171	828
EMS Technologies, Inc. (a)		443	7,185
Endwave Corp. (a)		412	12,780
Extreme Networks, Inc. (a)		3,999	17,276
F5 Networks, Inc. (a)		1,331	54,957
Finisar Corp. (a)		5,906	5,315
Foundry Networks, Inc. (a)		4,534	53,048
Glenayre Technologies, Inc. (a)		1,379	5,433
Harmonic, Inc. (a)		2,575	15,193
Inter-Tel, Inc.		969	21,463
InterDigital Communication Corp. (a)		2,421	43,045
Ixia (a)		2,329	41,829
JDS Uniphase Corp. (a)		45,040	71,614
Juniper Networks, Inc. (a)		18,172	413,231
MRV Communications, Inc. (a)		4,346	9,257
NETGEAR, Inc. (a)		1,147	25,429
Network Engines, Inc. (a)		1,511	2,251
Nice Systems Ltd. sponsored ADR (a)		300	12,972
NMS Communications Corp. (a)		1,666	5,498
Oplink Communications, Inc. (a)		4,853	7,668
Optical Communication Products, Inc. (a)		1,330	2,354
Orckit Communications Ltd. (a)		601	14,172
Packeteer, Inc. (a)		1,039	12,281
Paradyne Networks, Inc. (a)		2,415	6,883
PC-Tel, Inc. (a)		1,155	10,072

	37		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Performance Technologies, Inc. (a)		470	$3,144
Polycom, Inc. (a)		3,211	57,188
Powerwave Technologies, Inc. (a)		3,218	33,725
Qiao Xing Universal Telephone, Inc. (a)		504	2,832
QUALCOMM, Inc.		55,017	2,184,725
RADWARE Ltd. (a)		685	11,193
Radyne Comstream Corp. (a)		1,102	11,880
Redback Networks, Inc. (a)		1,785	16,136
REMEC, Inc. (a)		1,069	6,414
Research In Motion Ltd. (a)		6,295	491,965
SafeNet, Inc. (a)		810	25,920
SCM Microsystems, Inc. (a)		1,068	2,916
SeaChange International, Inc. (a)		1,245	7,619
Sierra Wireless, Inc. (a)		732	5,322
SiRF Technology Holdings, Inc. (a)		1,828	46,431
Sonus Networks, Inc. (a)		8,174	38,500
SpectraLink Corp.		479	6,174
Stratex Networks, Inc. (a)		2,958	7,247
Sunrise Telecom, Inc.		1,483	3,387
Superior Essex, Inc. (a)		525	9,891
Sycamore Networks, Inc. (a)		8,426	31,513
Symmetricom, Inc. (a)		1,374	11,926
Tekelec (a)		2,363	46,575
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR		3,725	130,003
Tellabs, Inc. (a)		15,522	137,991
Telular Corp. (a)		871	3,266
Terayon Communication Systems, Inc. (a)		1,730	5,726
Tollgrade Communications, Inc. (a)		443	4,873
UTStarcom, Inc. (a)		3,667	28,236
Verso Technologies, Inc. (a)		3,053	916
ViaSat, Inc. (a)		976	23,170
Westell Technologies, Inc. Class A (a)		3,694	13,779
WJ Communications, Inc. (a)		2,092	2,552
Zhone Technologies, Inc. (a)		3,655	9,686
			8,865,627
Computers & Peripherals – 5.3%
ActivCard Corp. (a)		1,423	6,759
Adaptec, Inc. (a)		4,706	15,624
Advanced Digital Information Corp. (a)		2,971	26,531
Apple Computer, Inc. (a)		27,722	1,300,993

Quarterly Report	38

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
Avid Technology, Inc. (a)		1,480	$55,278
Brocade Communications Systems, Inc. (a)		9,900	39,501
Concurrent Computer Corp. (a)		2,256	3,925
Cray, Inc. (a)		2,041	2,266
Creative Technology Ltd. (Nasdaq)		2,846	23,992
Dell, Inc. (a)		81,439	2,899,228
Dot Hill Systems Corp. (a)		1,177	6,885
Electronics for Imaging, Inc. (a)		1,863	36,887
Hutchinson Technology, Inc. (a)		937	24,737
Immersion Corp. (a)		860	4,850
InFocus Corp. (a)		1,431	5,109
Innovex, Inc. (a)		857	3,831
Intergraph Corp. (a)		1,107	45,177
Komag, Inc. (a)		960	32,026
LaserCard Corp. (a)		492	4,713
Logitech International SA sponsored ADR (a)		342	12,832
M Systems Flash Disk Pioneers Ltd. (a)		933	24,641
McDATA Corp.:
Class A (a)		4,595	24,721
Class B (a)		1,013	5,035
Mobility Electronics, Inc. (a)		1,162	12,724
Neoware Systems, Inc. (a)		1,146	12,537
Network Appliance, Inc. (a)		12,196	289,533
Novatel Wireless, Inc. (a)		861	10,392
Overland Storage, Inc. (a)		914	7,678
Palm, Inc. (a)		1,541	52,671
Presstek, Inc. (a)		1,343	16,693
QLogic Corp. (a)		2,991	103,369
Rackable Systems, Inc.		737	9,434
Rimage Corp. (a)		799	19,288
SanDisk Corp. (a)		5,924	230,029
SBS Technologies, Inc. (a)		435	4,202
Scitex Corp. Ltd. (a)		1,465	9,068
SimpleTech, Inc. (a)		1,620	7,711
Stratasys, Inc. (a)		390	11,049
Sun Microsystems, Inc. (a)		113,742	432,220
Synaptics, Inc. (a)		866	14,289
			5,848,428
Electronic Equipment & Instruments – 1.8%
Aeroflex, Inc. (a)		2,655	24,665

	39		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Agilysys, Inc.		1,074	$19,278
Applied Films Corp. (a)		436	9,867
BEI Technologies, Inc.		647	22,574
Bell Microproducts, Inc. (a)		812	8,226
Brightpoint, Inc. (a)		478	13,699
CalAmp Corp. (a)		1,266	10,495
CDW Corp.		2,751	162,529
Cherokee International Corp. (a)		469	1,899
Cogent, Inc.		3,000	80,640
Cognex Corp.		1,592	47,362
Coherent, Inc. (a)		1,061	33,729
Daktronics, Inc.		949	20,755
DDi Corp. (a)		1,571	1,445
DTS, Inc. (a)		525	9,623
Echelon Corp. (a)		1,061	8,997
Electro Scientific Industries, Inc. (a)		948	21,027
Excel Technology, Inc. (a)		354	8,811
Fargo Electronics, Inc. (a)		609	11,084
FARO Technologies, Inc. (a)		894	18,470
Flextronics International Ltd. (a)		18,873	246,481
FLIR Systems, Inc. (a)		2,234	72,136
Global Imaging Systems, Inc. (a)		678	22,408
GSI Lumonics, Inc. (a)		996	10,002
Identix, Inc. (a)		3,287	16,205
INTAC International (a)		1,136	6,634
International DisplayWorks, Inc. (a)		1,000	6,600
Itron, Inc. (a)		767	35,489
LeCroy Corp. (a)		442	6,546
Lexar Media, Inc. (a)		2,584	16,176
Lipman Electronic Engineer Ltd. (Nasdaq)		766	24,458
Littelfuse, Inc. (a)		850	23,647
LoJack Corp. (a)		808	17,041
M Flex Electronix, Inc. (a)		868	22,177
Maxwell Technologies, Inc. (a)		899	12,568
Mechanical Technology, Inc. (a)		1,285	4,382
Merix Corp. (a)		475	2,917
Methode Electronics, Inc. Class A		1,293	15,930
Metrologic Instruments, Inc. (a)		824	13,802
Molex, Inc.		3,757	100,537
Molex, Inc. Class A (non-vtg.)		2,730	69,615
MTS Systems Corp.		722	29,761

Quarterly Report	40

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
National Instruments Corp.	2,514	$71,372
Newport Corp. (a)	1,742	23,238
NovAtel, Inc. (a)	320	8,544
NU Horizons Electronics Corp. (a)	658	4,014
Optimal Group, Inc. Class A (a)	1,305	27,327
Orbotech Ltd. (a)	1,227	30,295
OSI Systems, Inc. (a)	490	8,168
PC Connection, Inc. (a)	1,121	6,233
Pemstar, Inc. (a)	1,399	1,483
Photon Dynamics, Inc. (a)	560	10,920
Planar Systems, Inc. (a)	480	3,682
Plexus Corp. (a)	1,195	20,411
RadiSys Corp. (a)	665	12,416
Richardson Electronics Ltd.	989	7,714
Rofin-Sinar Technologies, Inc. (a)	705	25,486
Sanmina-SCI Corp. (a)	16,945	85,911
ScanSource, Inc. (a)	521	23,268
Sirenza Microdevices, Inc. (a)	2,267	7,481
SpatiaLight, Inc. (a)	1,783	8,719
Staktek Holdings, Inc. (a)	1,214	4,018
Suntron Corp. (a)	1,647	2,240
Superconductor Technologies, Inc. (a)	1,907	1,297
Taser International, Inc. (a)	1,904	16,470
Tech Data Corp. (a)	1,850	67,729
Trimble Navigation Ltd. (a)	1,866	68,146
TTM Technologies, Inc. (a)	1,039	8,042
Universal Display Corp. (a)	1,471	19,255
Viisage Technology, Inc. (a)	1,327	5,733
Woodhead Industries, Inc.	504	6,688
X Rite, Inc.	1,218	15,335
Xyratex Ltd. (a)	973	15,714
Zomax, Inc. (a)	2,600	8,580
Zygo Corp. (a)	622	7,682
		1,944,298
Internet Software & Services – 4.4%
24/7 Real Media, Inc. (a)	2,353	12,942
Akamai Technologies, Inc. (a)	4,139	57,284
Aladdin Knowledge Systems Ltd. (a)	753	14,081
aQuantive, Inc. (a)	2,100	37,926
Ariba, Inc. (a)	2,305	13,692

41		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
Art Technology Group, Inc. (a)		2,639	$2,665
AsiaInfo Holdings, Inc. (a)		1,307	6,574
Autobytel, Inc. (a)		1,041	5,205
Baidu.com, Inc. ADR		125	10,134
Bankrate, Inc. (a)		726	17,235
Blue Coat Systems, Inc. (a)		361	14,238
BroadVision, Inc. (a)		1,412	1,186
Chordiant Software, Inc. (a)		2,159	5,311
Click Commerce, Inc. (a)		442	7,916
CMGI, Inc. (a)		16,443	27,789
CNET Networks, Inc. (a)		4,909	65,682
Corillian Corp. (a)		1,860	6,045
Cryptologic, Inc.		469	8,479
CyberSource Corp. (a)		1,115	7,627
Digital Insight Corp. (a)		1,290	34,882
Digital River, Inc. (a)		1,063	40,373
Digitas, Inc. (a)		3,011	35,289
EarthLink, Inc. (a)		5,038	49,171
eCollege.com (a)		553	6,940
Entrust, Inc. (a)		2,378	14,197
Equinix, Inc. (a)		915	35,658
Google, Inc. Class A (sub. vtg.)		5,993	1,713,998
GoRemote Internet Communications, Inc. (a)		614	1,013
Greenfield Online, Inc. (a)		454	4,227
Homestore, Inc. (a)		4,453	16,921
Housevalues, Inc.		700	9,128
InfoSpace, Inc. (a)		1,141	28,479
Internet Capital Group, Inc. (a)		2,642	21,295
Interwoven, Inc. (a)		1,495	11,960
Iona Technologies PLC sponsored ADR (a)		533	1,754
iPass, Inc. (a)		1,581	8,822
iVillage, Inc. (a)		2,121	13,617
j2 Global Communications, Inc. (a)		731	27,434
Jupitermedia Corp. (a)		1,459	24,365
Keynote Systems, Inc. (a)		1,025	13,448
Kintera, Inc. (a)		800	2,368
LivePerson, Inc. (a)		2,751	8,941
LookSmart Ltd. (a)		4,167	2,917
Marchex, Inc. Class B (a)		448	6,577
MatrixOne, Inc. (a)		1,819	8,313
MIVA, Inc. (a)		1,339	7,365

Quarterly Report	42

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
NaviSite, Inc. (a)	523	$832
Neoforma, Inc. (a)	772	5,805
Net2Phone, Inc. (a)	1,222	2,139
Netease.com, Inc. sponsored ADR (a)	507	36,844
NetRatings, Inc. (a)	1,039	13,611
NIC, Inc. (a)	1,749	9,095
Online Resources & Comms Corp. (a)	1,151	11,038
Open Text Corp. (a)	1,697	19,743
Openwave Systems, Inc. (a)	2,221	38,223
Perficient, Inc. (a)	1,048	7,326
PlanetOut, Inc.	573	4,744
Plumtree Software, Inc. (a)	1,345	7,344
RADVision Ltd. (a)	826	9,466
RealNetworks, Inc. (a)	5,396	29,084
Register.com, Inc. (a)	1,694	12,908
S1 Corp. (a)	3,058	12,997
SAVVIS Communications Corp. (a)	5,140	4,986
Selectica, Inc. (a)	2,459	7,820
Sina Corp. (a)	1,642	47,208
SkillSoft PLC sponsored ADR (a)	3,139	12,085
Sohu.com, Inc. (a)	1,276	22,304
SonicWALL, Inc. (a)	2,405	14,358
Stellent, Inc. (a)	1,069	8,627
Supportsoft, Inc. (a)	2,282	11,045
Tom Online, Inc. sponsored ADR (a)	200	3,060
Travelzoo, Inc. (a)	630	14,572
Tumbleweed Communications Corp. (a)	1,264	4,171
United Online, Inc.	1,839	23,962
ValueClick, Inc. (a)	2,827	40,822
VeriSign, Inc. (a)	8,877	193,519
Vignette Corp. (a)	1,002	15,220
Vitria Technology, Inc. (a)	2,548	8,714
WebEx Communications, Inc. (a)	1,430	36,865
webMethods, Inc. (a)	2,229	15,179
Websense, Inc. (a)	754	37,617
WebSideStory, Inc.	1,076	17,905
Workstream, Inc. (a)	1,954	3,029
Yahoo!, Inc. (a)	47,120	1,570,981
Zix Corp. (a)	974	2,347
		4,809,058

43 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
IT Services – 1.5%
Acxiom Corp.		3,256	$64,534
Answerthink, Inc. (a)		1,964	8,013
Applied Digital Solutions, Inc. (a)		2,129	6,557
Carreker Corp. (a)		996	6,345
CheckFree Corp. (a)		2,930	107,795
Cognizant Technology Solutions Corp. Class A (a)		4,446	202,426
Covansys Corp. (a)		1,396	22,336
CSG Systems International, Inc. (a)		1,788	36,457
Edgewater Technology, Inc. (a)		1,090	5,941
Elron Electronic Industries Ltd. (a)		1,005	13,025
Euronet Worldwide, Inc. (a)		1,275	35,726
Fiserv, Inc. (a)		6,359	285,328
Forrester Research, Inc. (a)		638	13,328
Gevity HR, Inc.		796	17,751
iGate Corp. (a)		1,393	5,252
Indus International, Inc. (a)		1,166	2,798
Infocrossing, Inc. (a)		717	6,353
Infosys Technologies Ltd. sponsored ADR		264	18,689
infoUSA, Inc.		1,995	21,446
Integral Systems, Inc.		418	9,593
Intrado, Inc. (a)		517	7,755
iPayment, Inc. (a)		756	29,371
Kanbay International, Inc. (a)		1,468	32,722
Lightbridge, Inc. (a)		1,638	12,367
Lionbridge Technologies, Inc. (a)		1,683	11,310
ManTech International Corp. Class A (a)		669	20,746
Ness Technologies, Inc.		932	8,080
Paychex, Inc.		12,828	437,820
Pegasus Solutions, Inc. (a)		892	8,742
RightNow Technologies, Inc.		1,056	12,176
Sapient Corp. (a)		4,930	35,447
SI International, Inc. (a)		431	13,525
SM&A (a)		996	8,844
Sykes Enterprises, Inc. (a)		1,314	13,994
Syntel, Inc.		1,406	26,363
TALX Corp.		586	20,897
Telvent GIT SA		871	9,842
Tier Technologies, Inc. Class B (a)		1,203	10,466
Zanett, Inc. (a)		2,719	9,843
			1,620,003

Quarterly Report	44

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Office Electronics – 0.1%
Zebra Technologies Corp. Class A (a)	2,372	$88,618
Semiconductors & Semiconductor Equipment – 11.1%
8X8, Inc. (a)	2,302	4,374
Actel Corp. (a)	1,079	14,847
ADE Corp. (a)	460	10,037
Advanced Analogic Technologies, Inc.	670	8,643
Advanced Energy Industries, Inc. (a)	961	11,455
Alliance Semiconductor Corp. (a)	1,231	3,299
Altera Corp. (a)	12,648	276,612
AMIS Holdings, Inc. (a)	3,292	39,405
Amkor Technology, Inc. (a)	6,344	32,354
ANADIGICS, Inc. (a)	839	2,190
Applied Materials, Inc.	55,690	1,019,684
Applied Micro Circuits Corp. (a)	9,268	25,487
ARM Holdings PLC sponsored ADR	2,713	17,119
ASE Test Ltd. (a)	3,590	22,455
ASM International NV (Nasdaq) (a)	397	6,173
ASML Holding NV (NY Shares) (a)	4,216	71,250
Asyst Technologies, Inc. (a)	1,284	6,176
Atheros Communications, Inc. (a)	1,589	16,526
ATI Technologies, Inc. (a)	8,351	101,376
Atmel Corp. (a)	19,801	40,790
ATMI, Inc. (a)	1,136	35,023
August Technology Corp. (a)	750	9,015
Axcelis Technologies, Inc. (a)	2,915	17,199
Broadcom Corp. Class A (a)	9,203	400,331
Brooks Automation, Inc. (a)	1,570	22,294
Cabot Microelectronics Corp. (a)	748	22,298
California Micro Devices Corp. (a)	960	6,902
Cambridge Display Technologies, Inc.	1,117	8,791
Camtek Ltd. (a)	1,772	5,422
Cascade Microtech, Inc.	599	8,087
Ceva, Inc. (a)	287	1,492
China Energy Savings Technology, Inc. (a)	1,108	7,734
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)	2,935	18,637
Cirrus Logic, Inc. (a)	2,895	22,871
Cohu, Inc.	994	24,273
Conexant Systems, Inc. (a)	22,282	38,325
Credence Systems Corp. (a)	2,570	22,796
Cree, Inc. (a)	2,605	66,792
Cymer, Inc. (a)	1,046	35,041

45		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Diodes, Inc. (a)		588	$21,315
DSP Group, Inc. (a)		799	20,351
EMCORE Corp. (a)		3,649	18,792
Entegris, Inc. (a)		4,542	47,555
ESS Technology, Inc. (a)		1,906	7,281
Exar Corp. (a)		1,400	21,854
FEI Co. (a)		1,251	26,183
FormFactor, Inc. (a)		1,372	37,277
FSI International, Inc. (a)		988	3,952
Genesis Microchip, Inc. (a)		1,212	31,863
Helix Technology Corp.		651	10,195
Hi/fn, Inc. (a)		451	3,112
Hittite Microwave Corp.		900	18,461
ICOS Vision Systems NV (a)		570	16,815
Integrated Circuit Systems, Inc. (a)		2,293	48,291
Integrated Device Technology, Inc. (a)		3,107	33,245
Integrated Silicon Solution, Inc. (a)		1,726	15,292
Intel Corp.		206,445	5,309,765
Intersil Corp. Class A		5,059	106,239
Intevac, Inc. (a)		636	8,313
IXYS Corp. (a)		1,068	11,075
KLA Tencor Corp.		6,524	331,158
Kopin Corp. (a)		2,638	17,068
Kulicke & Soffa Industries, Inc. (a)		1,390	11,620
Lam Research Corp. (a)		4,451	141,097
Lattice Semiconductor Corp. (a)		3,480	15,451
Leadis Technology, Inc. (a)		715	5,119
Linear Technology Corp.		10,329	391,779
LTX Corp. (a)		3,886	16,554
Marvell Technology Group Ltd. (a)		9,683	456,941
Mattson Technology, Inc. (a)		1,825	17,338
Maxim Integrated Products, Inc.		10,878	463,947
Micrel, Inc. (a)		2,895	36,477
Microchip Technology, Inc.		7,204	224,188
Microsemi Corp. (a)		2,037	49,071
Microtune, Inc. (a)		1,795	11,003
Mindspeed Technologies, Inc. (a)		2,431	4,376
MIPS Technologies, Inc. (a)		1,934	12,126
MKS Instruments, Inc. (a)		1,544	27,421
Monolithic Power Systems, Inc.		1,663	13,387
Monolithic System Technology, Inc. (a)		1,045	5,173

Quarterly Report	46

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Nanometrics, Inc. (a)	749	$8,936
Netlogic Microsystems, Inc. (a)	690	14,262
Novellus Systems, Inc. (a)	4,510	120,913
NVE Corp. (a)	234	3,377
NVIDIA Corp. (a)	5,890	180,705
O2Micro International Ltd. (a)	979	16,379
Omnivision Technologies, Inc. (a)	1,822	26,711
ON Semiconductor Corp. (a)	9,654	55,511
PDF Solutions, Inc. (a)	891	13,980
Pericom Semiconductor Corp. (a)	1,064	9,374
Photronics, Inc. (a)	1,167	24,239
Pixelworks, Inc. (a)	1,850	13,635
PLX Technology, Inc. (a)	1,370	12,960
PMC-Sierra, Inc. (a)	6,281	53,263
PortalPlayer, Inc.	710	18,836
Power Integrations, Inc. (a)	969	21,434
PowerDsine Ltd. (a)	593	5,628
Rambus, Inc. (a)	3,414	35,847
RF Micro Devices, Inc. (a)	5,561	36,425
Rudolph Technologies, Inc. (a)	390	5,721
Semitool, Inc. (a)	1,012	8,167
Semtech Corp. (a)	2,730	44,636
Sigma Designs, Inc. (a)	683	6,721
SigmaTel, Inc. (a)	1,152	22,291
Silicon Image, Inc. (a)	2,625	27,116
Silicon Laboratories, Inc. (a)	1,704	52,875
Silicon Storage Technology, Inc. (a)	3,448	16,757
Siliconware Precision Industries Co. Ltd. sponsored ADR	559	2,583
Skyworks Solutions, Inc. (a)	5,586	42,118
Standard Microsystems Corp. (a)	699	18,209
STATS ChipPAC Ltd. sponsored ADR (a)	1,789	11,396
Supertex, Inc. (a)	433	12,557
Tessera Technologies, Inc. (a)	1,658	55,012
Therma-Wave, Inc. (a)	2,068	3,640
Tower Semicondutor Ltd. (a)	1,870	2,375
Transmeta Corp. (a)	5,739	10,330
Transwitch Corp. (a)	3,005	5,018
Trident Microsystems, Inc. (a)	818	28,728
Tripath Technology, Inc. (a)	1,346	956
TriQuint Semiconductor, Inc. (a)	3,428	13,232
Ultratech, Inc. (a)	794	12,132

47		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Varian Semiconductor Equipment Associates, Inc. (a)	1,286	$58,269
Veeco Instruments, Inc. (a)	861	15,817
Virage Logic Corp. (a)	772	5,944
Vitesse Semiconductor Corp. (a)	6,755	14,793
Volterra Semiconductor Corp. (a)	875	10,465
White Electronic Designs Corp. (a)	952	4,950
Xilinx, Inc.	11,856	333,035
Zilog, Inc. (a)	350	907
Zoran Corp. (a)	1,363	21,481
		12,112,741
Software 16.6%
Activision, Inc. (a)	6,622	148,002
Actuate Corp. (a)	2,431	5,713
Adobe Systems, Inc.	16,446	444,700
Advent Software, Inc. (a)	1,121	30,895
Agile Software Corp. (a)	2,069	13,738
Altiris, Inc. (a)	833	10,871
American Software, Inc. Class A	951	5,421
Ansoft Corp. (a)	662	17,404
Ansys, Inc. (a)	988	37,297
Aspect Communications Corp. (a)	2,029	23,334
Aspen Technology, Inc. (a)	1,148	5,763
Atari, Inc. (a)	4,071	5,170
Authentidate Holding Corp. (a)	825	2,558
Autodesk, Inc.	7,813	337,522
BEA Systems, Inc. (a)	13,595	119,908
BindView Development Corp. (a)	1,838	6,010
Blackbaud, Inc.	1,093	14,329
Blackboard, Inc. (a)	935	22,590
Borland Software Corp. (a)	2,486	15,189
Bottomline Technologies, Inc. (a)	831	12,781
Business Objects SA sponsored ADR (a)	1,189	39,641
Captaris, Inc. (a)	2,149	8,016
Captiva Software Corp. (a)	591	11,217
Catapult Communications Corp. (a)	635	10,109
CCC Information Services Group, Inc. (a)	1,057	27,080
Cdc Corp. Class A (a)	2,961	8,528
Check Point Software Technologies Ltd. (a)	8,471	191,106
Citrix Systems, Inc. (a)	5,446	129,615
Cognos, Inc. (a)	3,033	109,025

Quarterly Report 48

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Software – continued
Compuware Corp. (a)		12,949	$117,318
Concur Technologies, Inc. (a)		1,142	13,533
Convera Corp. Class A (a)		1,608	16,144
CyberGuard Corp. (a)		912	7,570
DataMirror Corp. (a)		206	1,432
Descartes Systems Group, Inc. (a)		893	1,994
Digimarc Corp. (a)		710	4,700
E.piphany, Inc. (a)		3,007	12,569
Electronic Arts, Inc. (a)		10,308	590,442
Embarcadero Technologies, Inc. (a)		915	5,426
Epicor Software Corp. (a)		2,019	26,933
EPIQ Systems, Inc. (a)		646	11,861
Evolving Systems, Inc. (a)		203	382
FalconStor Software, Inc. (a)		1,358	8,501
FileNET Corp. (a)		1,427	37,915
Geac Computer Corp. Ltd. (a)		2,566	25,508
Gravity Co. Ltd. sponsored ADR		917	9,555
Hummingbird Ltd. (a)		422	9,542
Hyperion Solutions Corp. (a)		1,296	56,208
i2 Technologies, Inc. (a)		1,211	28,362
Informatica Corp. (a)		3,191	36,441
Intellisync Corp. (a)		1,702	6,910
Internet Security Systems, Inc. (a)		1,483	33,694
InterVideo, Inc. (a)		605	6,056
Intervoice, Inc. (a)		1,422	13,324
Intuit, Inc. (a)		6,136	281,274
Jack Henry & Associates, Inc.		2,913	57,037
JAMDAT Mobile, Inc.		880	20,935
JDA Software Group, Inc. (a)		644	9,113
Kronos, Inc. (a)		1,026	44,457
Lawson Software, Inc. (a)		3,015	19,537
Macromedia, Inc. (a)		2,519	93,077
Macrovision Corp. (a)		1,640	30,340
Magic Software Enterprises Ltd. (a)		1,246	2,305
Magma Design Automation, Inc. (a)		958	8,478
Majesco Entertainment Co. (a)		700	1,834
Manhattan Associates, Inc. (a)		1,046	22,112
Manugistics Group, Inc. (a)		1,559	2,962
MapInfo Corp. (a)		784	8,875
Mentor Graphics Corp. (a)		2,477	21,129
Mercury Interactive Corp. (a)		2,881	105,646

	49		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Software – continued
Micromuse, Inc. (a)		3,179	$21,204
MICROS Systems, Inc. (a)		1,328	59,216
Microsoft Corp.		361,670	9,909,712
MicroStrategy, Inc. Class A (a)		404	31,108
Mobius Management Systems, Inc. (a)		1,054	5,808
Motive, Inc. (a)		867	5,566
MRO Software, Inc. (a)		735	12,399
Napster, Inc. (a)		1,962	7,966
NDS Group PLC sponsored ADR (a)		374	13,307
Net 1 UEPS Technologies, Inc. (a)		1,210	29,923
NetIQ Corp. (a)		1,873	21,970
NetScout Systems, Inc. (a)		1,681	8,691
Novell, Inc. (a)		12,649	83,230
Nuance Communications, Inc. (a)		1,657	9,213
NYFIX, Inc. (a)		1,557	10,105
Open Solutions, Inc. (a)		589	13,300
OpenTV Corp. Class A (a)		3,140	9,169
Opnet Technologies, Inc. (a)		1,106	8,538
Opsware, Inc. (a)		3,569	16,489
Oracle Corp. (a)		173,129	2,245,483
PalmSource, Inc. (a)		398	3,948
Parametric Technology Corp. (a)		9,733	58,982
Pegasystems, Inc. (a)		1,561	9,631
Pervasive Software, Inc. (a)		1,282	5,833
Phase Forward, Inc. (a)		975	7,576
Phoenix Technologies Ltd. (a)		1,781	13,304
Plato Learning, Inc. (a)		886	6,291
Progress Software Corp. (a)		1,152	35,320
QAD, Inc.		960	7,920
Quality Systems, Inc.		476	30,940
Quest Software, Inc. (a)		3,675	49,833
Quovadx, Inc. (a)		1,252	3,556
Radiant Systems, Inc. (a)		1,048	12,377
Red Hat, Inc. (a)		5,856	83,214
Renaissance Learning, Inc.		1,229	20,635
Retalix Ltd. (a)		546	13,000
RSA Security, Inc. (a)		2,264	29,749
SAFLINK Corp. (a)		2,886	2,973
ScanSoft, Inc. (a)		3,794	18,704
SCO Group, Inc. (a)		176	818
Secure Computing Corp. (a)		1,421	16,384

Quarterly Report	50

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Software – continued
SERENA Software, Inc. (a)	1,450	$27,376
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	747	24,845
Siebel Systems, Inc.	17,309	142,799
Sonic Solutions, Inc. (a)	1,220	24,107
SPSS, Inc. (a)	683	14,889
SS&C Technologies, Inc.	624	22,770
SSA Global Technologies, Inc.	2,045	31,882
Symantec Corp. (a)	39,925	837,627
Synopsys, Inc. (a)	5,027	95,513
Synplicity, Inc. (a)	1,694	13,467
Take-Two Interactive Software, Inc. (a)	2,512	59,786
The9 Computer Technology Consulting Co. Ltd. sponsored ADR	358	6,684
THQ, Inc. (a)	1,603	53,877
TIBCO Software, Inc. (a)	7,737	59,111
Transaction Systems Architects, Inc. Class A (a)	1,334	35,725
Ulticom, Inc. (a)	1,349	14,353
Ultimate Software Group, Inc. (a)	884	16,133
VA Software Corp. (a)	2,086	3,317
Vasco Data Security International, Inc. (a)	1,290	13,545
Verint Systems, Inc. (a)	1,071	40,848
Verity, Inc. (a)	1,336	13,387
WatchGuard Technologies, Inc. (a)	1,411	6,208
Wind River Systems, Inc. (a)	2,650	34,821
Witness Systems, Inc. (a)	902	16,326
		18,187,744

TOTAL INFORMATION TECHNOLOGY		53,476,517

MATERIALS 0.9%
Chemicals – 0.4%
A. Schulman, Inc.	796	14,495
Akzo Nobel NV sponsored ADR	1,949	80,435
Hawkins, Inc.	1,094	13,566
Landec Corp. (a)	1,498	9,797
LESCO, Inc. (a)	1,032	15,222
Methanex Corp.	3,929	59,412
Nanophase Technologies Corp. (a)	626	3,862
Pioneer Companies, Inc. (a)	428	9,467
Sigma Aldrich Corp.	2,313	144,331

51 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

MATERIALS – continued
Chemicals – continued
Symyx Technologies, Inc. (a)		1,030	$28,830
Zoltek Companies, Inc. (a)		821	8,005
			387,422
Construction Materials 0.0%
U.S. Concrete, Inc. (a)		1,257	9,277
Containers & Packaging – 0.1%
Caraustar Industries, Inc. (a)		1,168	13,560
Silgan Holdings, Inc.		668	40,227
Smurfit-Stone Container Corp. (a)		8,272	91,323
			145,110
Metals & Mining – 0.4%
Aber Diamond Corp.		1,961	66,509
Anglo American PLC ADR		864	22,032
Century Aluminum Co. (a)		1,180	28,556
Chaparral Steel Co. (a)		1,380	30,802
DRDGOLD Ltd. sponsored ADR		4,781	4,829
Gibraltar Industries, Inc.		991	21,227
Metal Management, Inc.		906	22,197
Metals USA, Inc. (a)		811	15,977
NN, Inc.		1,342	16,413
Novamerican Steel, Inc. (a)		329	9,824
Olympic Steel, Inc. (a)		422	7,005
Pan American Silver Corp. (a)		2,291	35,647
Randgold Resources Ltd. sponsored ADR (a)		1,472	19,607
Roanoke Electric Steel Corp.		681	12,850
Royal Gold, Inc.		906	21,635
Schnitzer Steel Industries, Inc. Class A		702	20,077
Silver Standard Resources, Inc. (a)		1,798	20,827
Steel Dynamics, Inc.		1,626	51,268
Steel Technologies, Inc.		420	9,832
Wheeling Pittsburgh Corp. (a)		523	8,697
			445,811
Paper & Forest Products 0.0%
Mercer International, Inc. (SBI) (a)		976	7,584

TOTAL MATERIALS			995,204

TELECOMMUNICATION SERVICES – 1.6%
Diversified Telecommunication Services – 0.7%
Alaska Communication Systems Group, Inc.		1,292	13,992

Quarterly Report	52

Common Stocks continued
	Shares	Value

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Arbinet-thexchange, Inc.	800	$5,152
Broadwing Corp. (a)	3,837	16,998
Commonwealth Telephone Enterprises, Inc.	639	25,713
Consolidated Communications Holdings, Inc.	951	13,124
CT Communications, Inc.	802	9,223
D&E Communications, Inc.	839	8,440
General Communications, Inc. Class A (a)	2,061	22,218
Global Crossing Ltd. (a)	1,245	21,501
Golden Telecom, Inc.	1,416	41,772
HickoryTech Corp.	972	8,816
ITC DeltaCom, Inc. (a)	1,721	1,549
Level 3 Communications, Inc. (a)	21,588	42,528
MCI, Inc.	10,630	272,553
North Pittsburgh Systems, Inc.	769	15,495
Primus Telecommunications Group, Inc. (a)	2,302	1,842
Shenandoah Telecommunications Co.	346	13,774
SureWest Communications	400	11,020
Talk America Holdings, Inc. (a)	989	9,069
Teleglobe International Holdings Ltd. (a)	1,380	5,948
Telewest Global, Inc. (a)	8,202	182,084
Time Warner Telecom, Inc. Class A (a)	1,250	9,625
U.S. LEC Corp. Class A (a)	1,291	2,453
Warwick Valley Telephone Co.	420	9,240
		764,129
Wireless Telecommunication Services – 0.9%
Alamosa Holdings, Inc. (a)	5,470	94,631
America Movil SA de CV Series A ADR	375	8,288
At Road, Inc. (a)	2,107	8,112
Centennial Communications Corp. Class A (a)	3,308	39,663
Dobson Communications Corp. Class A (a)	4,712	35,858
First Ave Networks, Inc. (a)	2,331	13,869
InPhonic, Inc.	1,599	24,529
Leap Wireless International, Inc. (a)	2,362	80,686
Millicom International Cellular SA (a)	3,593	69,022
Nextel Partners, Inc. Class A (a)	6,142	161,166
NII Holdings, Inc. (a)	2,539	193,523
SBA Communications Corp. Class A (a)	2,475	37,249
Telesystem International Wireless, Inc. (a)	7,221	118,621
TIM Hellas Telecommunications SA sponsored ADR	576	11,382
Ubiquitel, Inc. (a)	3,855	33,423

53		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
USA Mobility, Inc. (a)	1,072	$30,198
Wireless Facilities, Inc. (a)	2,684	15,057
		975,277

TOTAL TELECOMMUNICATION SERVICES		1,739,406

UTILITIES – 0.2%
Electric Utilities – 0.1%
MGE Energy, Inc.	882	32,802
Otter Tail Corp.	1,231	36,930
		69,732
Gas Utilities 0.0%
EnergySouth, Inc.	465	13,015
Multi-Utilities – 0.0%
NorthWestern Energy Corp.	1,299	40,503
Water Utilities 0.1%
Artesian Resources Corp. Class A	289	8,670
Connecticut Water Service, Inc.	559	14,299
Middlesex Water Co.	728	15,572
Southwest Water Co.	1,021	13,569
York Water Co.	412	9,637
		61,747

TOTAL UTILITIES		184,997

TOTAL COMMON STOCKS
(Cost $101,868,672)		108,931,422

U.S. Treasury Obligations 0.2%
	Principal
	Amount
U.S. Treasury Bills, yield at date of purchase 3%
9/22/05 (d)
(Cost $199,654)	$200,000	199,618

Quarterly Report

54

Money Market Funds 1.1%
		Shares	Value
Fidelity Cash Central Fund, 3.6% (b)		319,012	$ 319,012
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)		851,457	851,457
TOTAL MONEY MARKET FUNDS
(Cost $1,170,469)			1,170,469
TOTAL INVESTMENT PORTFOLIO	100.8%
(Cost $103,238,795)			110,301,509
NET OTHER ASSETS – (0.8)%			(857,988)
NET ASSETS 100%		$ 109,443,521

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased
Equity Index Contracts
17 Nasdaq 100 E-Mini Index Contracts	Sept. 2005	$ 538,560	$ 15,086
The face value of futures purchased as a percentage of net assets – 0.5%

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,618.

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $103,444,702. Net unrealized appreciation aggregated $6,856,807, of which $16,975,950 related to appreciated investment securities and $10,119,143 related to depreciated investment securities.

55 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

56

Quarterly Holdings Report for

Fidelity® Nasdaq Composite Index Tracking Stock Fund

August 31, 2005

1.805775.101 ETF QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 99.4%

	Shares	Value

CONSUMER DISCRETIONARY – 14.7%
Auto Components 0.2%
Aftermarket Technology Corp. (a)	987	$16,976
Ballard Power Systems, Inc. (a)	3,606	20,262
China Automotive Systems, Inc. (a)	697	3,548
Dura Automotive Systems, Inc. Class A (a)	1,016	4,663
Exide Technologies (a)	717	3,176
GenTek, Inc.	278	3,953
Gentex Corp.	4,549	77,879
Hayes Lemmerz International, Inc. (a)	904	5,966
Keystone Automotive Industries, Inc. (a)	649	19,613
LKQ Corp. (a)	749	23,429
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	1,305	6,081
R&B, Inc. (a)	909	10,090
Shiloh Industries, Inc. (a)	598	7,989
Sports Resorts International, Inc. (a)	1,940	1,141
Strattec Security Corp. (a)	176	9,103
		213,869
Automobiles – 0.0%
Nissan Motor Co. Ltd. sponsored ADR	966	20,373
Distributors – 0.1%
Andersons, Inc.	417	12,535
Audiovox Corp. Class A (a)	814	14,717
Building Material Holding Corp.	407	38,046
Source Interlink Companies, Inc. (a)	1,140	14,022
		79,320
Diversified Consumer Services – 1.0%
Alderwoods Group, Inc. (a)	885	14,240
Apollo Group, Inc. Class A (a)	5,251	413,044
Bright Horizons Family Solutions, Inc. (a)	792	31,141
Career Education Corp. (a)	2,931	114,895
Corinthian Colleges, Inc. (a)	2,456	31,142
Educate, Inc.	1,219	19,723
Education Management Corp. (a)	2,000	67,740
Greg Manning Auctions, Inc. (a)	888	13,276
Laureate Education, Inc. (a)	1,276	53,401
Lincoln Educational Services Corp.	623	9,108
Matthews International Corp. Class A	965	38,600
Princeton Review, Inc. (a)	1,517	9,132
Steiner Leisure Ltd. (a)	616	18,991
Stewart Enterprises, Inc. Class A	3,833	26,601

Quarterly Report

58

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Diversified Consumer Services – continued
Strayer Education, Inc.	398	$40,166
Vertrue, Inc. (a)	396	13,674
		914,874
Hotels, Restaurants & Leisure 1.8%
AFC Enterprises, Inc.	755	10,019
Ambassadors Group, Inc.	360	16,783
Ameristar Casinos, Inc.	1,677	38,521
Applebee’s International, Inc.	2,119	46,851
BJ’s Restaurants, Inc. (a)	880	18,735
Bob Evans Farms, Inc.	976	23,609
Buffalo Wild Wings, Inc. (a)	322	9,209
California Pizza Kitchen, Inc. (a)	583	17,251
CBRL Group, Inc.	1,254	45,345
Churchill Downs, Inc.	506	19,881
Cosi, Inc. (a)	1,695	15,441
Ctrip.com International Ltd. sponsored ADR	223	12,620
Denny’s Corp. (a)	2,540	13,335
Empire Resorts, Inc. (a)	750	2,880
Great Wolf Resorts, Inc.	553	6,360
International Speedway Corp. Class A	759	42,557
Isle of Capri Casinos, Inc. (a)	976	21,462
Lone Star Steakhouse & Saloon, Inc.	638	16,837
Magna Entertainment Corp. Class A (a)	2,420	15,972
McCormick & Schmick Seafood Restaurants (a)	584	10,886
Mikohn Gaming Corp. (a)	943	10,845
Monarch Casino & Resort, Inc. (a)	713	13,540
MTR Gaming Group, Inc. (a)	1,180	10,903
Multimedia Games, Inc. (a)	804	8,112
O’Charleys, Inc. (a)	748	12,260
P.F. Chang’s China Bistro, Inc. (a)	871	44,578
Panera Bread Co. Class A (a)	966	53,845
Papa John’s International, Inc. (a)	594	28,405
Penn National Gaming, Inc. (a)	2,394	81,588
Rare Hospitality International, Inc. (a)	987	26,392
Red Robin Gourmet Burgers, Inc. (a)	583	28,031
Ryan’s Restaurant Group, Inc. (a)	1,506	19,292
Scientific Games Corp. Class A (a)	2,509	75,621
Shuffle Master, Inc. (a)	1,066	26,064
Sonic Corp. (a)	1,612	49,311
Starbucks Corp. (a)	11,224	550,425

59		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
Sunterra Corp. (a)	358	$4,529
Texas Roadhouse, Inc. Class A	866	28,595
The Cheesecake Factory, Inc. (a)	2,241	70,972
Wynn Resorts Ltd. (a)	2,829	135,000
		1,682,862
Household Durables – 0.4%
Avatar Holdings, Inc. (a)	374	20,099
Bassett Furniture Industries, Inc.	629	11,926
Brillian Corp. (a)	260	790
California Coastal Communities, Inc. (a)	548	20,166
Comstock Homebuilding Companies, Inc. Class A	249	5,304
Craftmade International, Inc.	495	9,014
Dixie Group, Inc. (a)	804	13,604
Dominion Homes, Inc. (a)	385	6,711
Dorel Industries, Inc. Class B (sub. vtg.) (a)	759	22,750
Flexsteel Industries, Inc.	649	9,413
Foamex International, Inc. (a)	1,287	193
Garmin Ltd.	3,073	177,927
Helen of Troy Ltd. (a)	789	17,958
Hooker Furniture Corp.	572	10,365
Interface, Inc. Class A (a)	2,116	21,477
Kimball International, Inc. Class B	1,042	13,171
Lifetime Brands, Inc.	394	8,711
Palm Harbor Homes, Inc. (a)	822	15,182
Stanley Furniture Co., Inc.	661	17,721
Universal Electronics, Inc. (a)	364	6,341
		408,823
Internet & Catalog Retail 3.0%
1-800 CONTACTS, Inc. (a)	506	9,017
1-800-FLOWERS.com, Inc. Class A (a)	1,316	9,146
Alloy, Inc. (a)	1,841	9,315
Amazon.com, Inc. (a)	11,698	499,505
Audible, Inc. (a)	572	6,864
Blue Nile, Inc. (a)	501	16,939
Coldwater Creek, Inc. (a)	1,555	47,661
Drugstore.com, Inc. (a)	2,387	9,524
eBay, Inc. (a)	38,630	1,564,129
eCost.com, Inc.	499	1,093
Expedia, Inc., Delaware (a)	8,944	199,093
GSI Commerce, Inc. (a)	1,360	24,494

Quarterly Report 60

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Internet & Catalog Retail continued
IAC/InterActiveCorp (a)	8,851	$217,292
Insight Enterprises, Inc. (a)	1,587	29,883
J. Jill Group, Inc. (a)	762	13,503
Netflix, Inc. (a)	1,500	32,340
NutriSystem, Inc. (a)	898	19,675
Overstock.com, Inc. (a)	572	23,074
PC Mall, Inc. (a)	413	2,222
Priceline.com, Inc. (a)	1,122	24,112
Provide Commerce, Inc. (a)	322	8,217
Stamps.com, Inc. (a)	505	8,762
ValueVision Media, Inc. Class A (a)	1,195	15,834
		2,791,694
Leisure Equipment & Products – 0.1%
Arctic Cat, Inc.	583	12,575
Concord Camera Corp. (a)	1,096	1,534
JAKKS Pacific, Inc. (a)	910	15,115
Radica Games Ltd.	619	5,447
RC2 Corp. (a)	649	25,214
SCP Pool Corp.	1,550	56,730
		116,615
Media – 4.4%
ACME Communications, Inc. (a)	1,338	5,151
Beasley Broadcast Group, Inc. Class A (a)	693	10,104
Cadmus Communications Corp.	352	7,146
Carmike Cinemas, Inc.	451	13,485
Central European Media Enterprises Ltd. Class A (a)	659	35,823
Charter Communications, Inc. Class A (a)	9,385	13,984
CKX, Inc. (a)	1,858	25,826
Comcast Corp.:
Class A (a)	39,262	1,207,307
Class A (special) (a)	23,728	716,111
Courier Corp.	310	11,442
Crown Media Holdings, Inc. Class A (a)	2,717	29,805
Cumulus Media, Inc. Class A (a)	1,499	19,142
Discovery Holding Co. Class A (a)	7,573	114,655
EchoStar Communications Corp. Class A	6,381	190,983
EMAK Worldwide, Inc. (a)	745	6,780
Emmis Communications Corp. Class A (a)	869	20,821
Fisher Communications, Inc. (a)	275	13,274
Gemstar-TV Guide International, Inc. (a)	12,319	35,356

61		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Media – continued
Global Sources Ltd.	898	$7,031
Harris Interactive, Inc. (a)	2,006	8,425
IMAX Corp. (a)	1,168	10,617
Insight Communications, Inc. Class A (a)	1,775	20,626
Knology, Inc. (a)	1,456	3,174
Lamar Advertising Co. Class A (a)	2,549	102,521
Liberty Global, Inc.:
Class A (a)	6,519	330,839
Class B (a)	153	8,008
LodgeNet Entertainment Corp. (a)	844	12,744
MDC Partners, Inc. (a)	678	4,912
Mediacom Communications Corp. Class A (a)	3,065	22,375
Morningstar, Inc.	898	27,317
Navarre Corp. (a)	1,068	7,593
New Frontier Media, Inc. (a)	1,082	7,855
NTL, Inc. (a)	2,537	162,064
Outdoor Channel Holdings, Inc. (a)	685	9,104
Pixar (a)	3,424	150,314
Private Media Group, Inc. (a)	1,719	4,401
Radio One, Inc.:
Class A (a)	685	9,645
Class D (non-vtg.) (a)	2,332	32,601
RCN Corp. (a)	898	21,462
Regent Communication, Inc. (a)	1,918	10,818
Reuters Group PLC sponsored ADR	637	25,276
Salem Communications Corp. Class A (a)	583	10,815
SBS Broadcasting SA (a)	855	49,248
Scholastic Corp. (a)	1,075	39,205
Sinclair Broadcast Group, Inc. Class A	1,495	14,038
Sirius Satellite Radio, Inc. (a)	37,712	259,459
Spanish Broadcasting System, Inc. Class A (a)	1,305	10,075
TiVo, Inc. (a)	2,182	11,237
Value Line, Inc.	308	12,243
WorldSpace, Inc. Class A	540	8,532
WPP Group PLC sponsored ADR	694	35,859
WPT Enterprises, Inc.	550	7,029
XM Satellite Radio Holdings, Inc. Class A (a)	5,871	206,953
Young Broadcasting, Inc. Class A (a)	641	2,801
		4,144,411

Quarterly Report

62

Common Stocks continued
		Shares	Value

CONSUMER DISCRETIONARY – continued
Multiline Retail – 0.9%
Conn’s, Inc. (a)		811	$20,299
Dollar Tree Stores, Inc. (a)		3,323	75,665
Fred’s, Inc. Class A		1,373	19,236
Sears Holdings Corp. (a)		4,606	625,771
The Bon-Ton Stores, Inc.		723	14,655
Tuesday Morning Corp.		1,221	35,336
			790,962
Specialty Retail – 2.5%
AC Moore Arts & Crafts, Inc. (a)		638	14,521
America’s Car Mart, Inc. (a)		717	14,677
American Eagle Outfitters, Inc.		4,293	122,909
bebe Stores, Inc.		2,522	59,317
Bed Bath & Beyond, Inc. (a)		8,443	342,364
Big 5 Sporting Goods Corp.		781	20,353
Brookstone Co., Inc. (a)		808	15,950
Cache, Inc. (a)		504	8,623
Casual Male Retail Group, Inc. (a)		1,415	10,061
Charlotte Russe Holding, Inc. (a)		814	11,176
Charming Shoppes, Inc. (a)		3,778	45,638
Citi Trends, Inc.		451	12,263
Cost Plus, Inc. (a)		627	13,487
Deb Shops, Inc.		539	13,055
Dress Barn, Inc. (a)		965	23,160
Electronics Boutique Holding Corp. (a)		800	51,280
Finish Line, Inc. Class A		1,383	19,943
Goody’s Family Clothing, Inc.		1,202	8,330
Guitar Center, Inc. (a)		704	40,410
Gymboree Corp. (a)		855	13,141
Hibbett Sporting Goods, Inc. (a)		759	25,533
Hot Topic, Inc. (a)		1,408	21,824
Jos. A. Bank Clothiers, Inc. (a)		370	14,634
Kirkland’s, Inc. (a)		674	6,302
Monro Muffler Brake, Inc.		561	16,735
Movie Gallery, Inc.		976	17,558
O’Reilly Automotive, Inc. (a)		3,050	84,089
Pacific Sunwear of California, Inc. (a)		2,053	49,026
Party City Corp. (a)		620	8,066
PETCO Animal Supplies, Inc. (a)		1,620	35,834
PETsMART, Inc.		4,204	108,337
Pomeroy IT Solutions, Inc. (a)		701	9,050

	63		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Rent-A Center, Inc. (a)	2,229	$45,026
Restoration Hardware, Inc. (a)	1,495	10,674
Ross Stores, Inc.	4,146	103,152
Select Comfort Corp. (a)	998	19,291
Sharper Image Corp. (a)	484	6,505
Shoe Carnival, Inc. (a)	612	10,012
Stage Stores, Inc. (a)	841	23,388
Staples, Inc.	21,037	461,973
Stein Mart, Inc.	1,297	31,725
TBC Corp. New (a)	737	19,641
The Children’s Place Retail Stores, Inc. (a)	888	36,328
The Pantry, Inc. (a)	517	18,555
Tractor Supply Co. (a)	1,264	65,045
Trans World Entertainment Corp. (a)	345	2,574
Tweeter Home Entertainment Group, Inc. (a)	1,202	4,952
Urban Outfitters, Inc. (a)	2,304	128,241
Volcom, Inc.	618	18,552
West Marine, Inc. (a)	660	12,289
Wet Seal, Inc. Class A (a)	1,031	5,268
Wilsons Leather Experts, Inc. (a)	1,169	7,505
Zumiez, Inc.	348	11,477
		2,299,819
Textiles, Apparel & Luxury Goods – 0.3%
Charles & Colvard Ltd.	441	8,458
Cherokee, Inc.	480	16,003
Columbia Sportswear Co. (a)	1,133	52,571
Deckers Outdoor Corp. (a)	300	6,990
Fossil, Inc. (a)	2,130	46,839
Haggar Corp.	242	5,600
Iconix Brand Group, Inc. (a)	1,336	12,852
K-Swiss, Inc. Class A	770	23,593
Perry Ellis International, Inc. (a)	363	9,529
Quaker Fabric Corp. (a)	1,528	4,920
Steven Madden Ltd. (a)	484	11,350
Tandy Brands Accessories, Inc.	740	8,118
Velcro Industries NV	828	11,310

Quarterly Report

64

Common Stocks continued
		Shares	Value

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Warnaco Group, Inc. (a)		1,331	$33,275
Weyco Group, Inc.		656	13,022
			264,430

TOTAL CONSUMER DISCRETIONARY			13,728,052

CONSUMER STAPLES 1.6%
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated		231	11,296
Hansen Natural Corp. (a)		814	40,415
MGP Ingredients, Inc.		914	8,208
			59,919
Food & Staples Retailing – 1.1%
Arden Group, Inc. Class A		196	14,706
Casey’s General Stores, Inc.		1,371	27,763
Central European Distribution Corp. (a)		539	22,503
Costco Wholesale Corp.		13,715	595,780
Fresh Brands, Inc. (a)		817	5,776
Ingles Markets, Inc. Class A		870	13,007
Nash-Finch Co.		231	9,702
Pathmark Stores, Inc. (a)		1,360	14,688
Performance Food Group Co. (a)		1,133	35,089
Spartan Stores, Inc. (a)		1,147	11,745
Topps Co., Inc.		1,404	14,405
United Natural Foods, Inc. (a)		1,107	37,638
Whole Foods Market, Inc.		1,837	237,451
Wild Oats Markets, Inc. (a)		1,162	14,049
			1,054,302
Food Products 0.3%
Alico, Inc.		185	9,618
Bridgford Foods Corp. (a)		1,393	10,239
Cal-Maine Foods, Inc.		819	5,618
Diamond Foods, Inc.		915	18,327
Farmer Brothers Co.		550	11,517
Gold Kist, Inc. Delaware		1,430	26,426
Green Mountain Coffee Roasters, Inc. (a)		233	9,050
Hain Celestial Group, Inc. (a)		1,064	20,078
J&J Snack Foods Corp.		319	19,127
Lancaster Colony Corp.		833	38,110
Lance, Inc.		1,096	18,632

	65		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

CONSUMER STAPLES – continued
Food Products – continued
Peet’s Coffee & Tea, Inc. (a)	473	$14,791
Premium Standard Farms, Inc.	812	11,750
Sanderson Farms, Inc.	572	21,124
SunOpta, Inc. (a)	2,089	11,228
		245,635
Household Products – 0.0%
Central Garden & Pet Co. Class A (a)	484	23,977
WD 40 Co.	495	14,276
		38,253
Personal Products 0.1%
Chattem, Inc. (a)	748	28,978
Elizabeth Arden, Inc. (a)	671	14,910
Inter Parfums, Inc.	681	12,605
Mannatech, Inc.	841	10,462
Nature’s Sunshine Products, Inc.	453	9,785
Parlux Fragrances, Inc. (a)	413	12,956
Reliv International, Inc.	442	4,106
USANA Health Sciences, Inc. (a)	594	30,888
		124,690
Tobacco 0.0%
Star Scientific, Inc. (a)	2,373	9,089

TOTAL CONSUMER STAPLES		1,531,888

ENERGY 1.0%
Energy Equipment & Services – 0.4%
Cal Dive International, Inc. (a)	987	61,648
Dawson Geophysical Co. (a)	252	7,545
Global Industries Ltd. (a)	3,396	46,763
Gulf Island Fabrication, Inc.	362	9,774
Gulfmark Offshore, Inc. (a)	748	22,283
Hydril Co. (a)	462	31,647
Lufkin Industries, Inc.	449	20,717
Patterson-UTI Energy, Inc.	4,806	163,500
Stolt Offshore SA sponsored ADR (a)	1,785	22,759
Superior Well Services, Inc.	626	13,772
Tesco Corp. (a)	1,224	16,323
		416,731

Quarterly Report

66

Common Stocks continued
		Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – 0.6%
Alliance Resource Partners LP		396	$36,404
APCO Argentina, Inc.		331	14,399
Atlas America, Inc. (a)		691	32,000
ATP Oil & Gas Corp. (a)		854	27,038
Brigham Exploration Co. (a)		1,606	16,510
Canada Southern Petroleum Ltd. (ltd. vtg.) (a)		873	5,847
Carrizo Oil & Gas, Inc. (a)		578	13,670
Clayton Williams Energy, Inc. (a)		341	12,798
Copano Energy LLC		283	11,176
Crosstex Energy, Inc.		503	32,091
Delta Petroleum Corp. (a)		1,165	22,007
Dorchester Minerals LP		855	22,760
Double Eagle Petroleum Co. (a)		574	10,676
Edge Petroleum Corp. (a)		353	6,951
Enterra Energy Trust		799	16,787
FX Energy, Inc. (a)		1,596	18,625
Golar LNG Ltd. (Nasdaq) (a)		1,672	22,271
Inergy LP		682	20,303
Ivanhoe Energy, Inc. (a)		4,342	9,364
James River Coal Co. (a)		348	17,250
Knightsbridge Tankers Ltd.		341	13,684
Marine Petroleum Trust		403	10,647
Pacific Ethanol, Inc. (a)		732	6,112
Parallel Petroleum Corp. (a)		1,403	18,141
Petrohawk Energy Corp. (a)		1,173	13,724
Petroleum Development Corp. (a)		606	23,028
Petroquest Energy, Inc. (a)		1,008	7,862
Resource America, Inc. Class A		502	9,307
Syntroleum Corp. (a)		1,956	29,184
TC Pipelines LP		462	15,981
The Exploration Co. of Delaware, Inc. (a)		1,896	7,887
Top Tankers, Inc.		1,096	16,889
Toreador Resources Corp. (a)		613	19,524
Warren Resources, Inc.		742	8,451
			569,348

TOTAL ENERGY			986,079

FINANCIALS – 10.7%
Capital Markets 1.3%
Aether Holdings, Inc. (a)		2,072	7,480

	67		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Capital Markets continued
American Capital Strategies Ltd.		2,712	$102,324
Ameritrade Holding Corp. (a)		11,501	228,870
Calamos Asset Management, Inc. Class A		447	12,042
Capital Southwest Corp.		98	8,036
FirstCity Financial Corp. (a)		634	7,069
GFI Group, Inc.		755	24,975
Harris & Harris Group, Inc. (a)		904	10,396
Investors Financial Services Corp.		1,845	64,796
Knight Capital Group, Inc. Class A (a)		3,580	30,144
MarketAxess Holdings, Inc.		623	6,971
MFC Bancorp Ltd. (a)		660	14,025
Northern Trust Corp.		6,010	299,538
optionsXpress Holdings, Inc.		1,732	29,704
Sanders Morris Harris Group, Inc.		715	12,105
SEI Investments Co.		2,974	107,540
T. Rowe Price Group, Inc.		3,693	232,659
TradeStation Group, Inc. (a)		1,327	11,903
			1,210,577
Commercial Banks – 5.7%
1st Source Corp.		748	17,825
1st State Bancorp, Inc.		207	7,473
ABC Bancorp		342	6,344
Abington Community Bancorp, Inc.		542	6,883
Alabama National Bancorp, Delaware		442	29,035
Alliance Financial Corp.		255	7,627
Amcore Financial, Inc.		572	17,663
Amegy Bancorp, Inc.		1,677	37,682
American National Bankshares, Inc.		380	8,782
American River Bankshares		559	12,633
AmericanWest Bancorp (a)		580	13,253
Ames National Corp.		261	7,457
Arrow Financial Corp.		630	17,829
Associated Banc-Corp.		3,741	121,732
Banc Corp. (a)		591	6,306
BancFirst Corp.		220	18,755
Bancorp Rhode Island, Inc.		274	10,028
Bancorp, Inc., Delaware (a)		448	7,468
BancTrust Financial Group, Inc.		326	7,097
Bank of Granite Corp.		605	12,009
Bank of Marin, California		253	8,640

Quarterly Report	68

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Commercial Banks – continued
Bank of the Ozarks, Inc.		528	$17,609
BankFinancial Corp. (a)		887	12,640
Banner Corp.		539	14,990
BNC Bancorp		558	10,156
BOK Financial Corp.		1,602	75,278
Boston Private Financial Holdings, Inc.		605	16,075
Capital Bank Corp.		715	11,697
Capital City Bank Group, Inc.		398	14,575
Capital Corp. of the West		300	9,657
Cardinal Financial Corp. (a)		936	9,351
Cascade Bancorp		742	15,552
Cascade Financial Corp.		768	13,457
Cathay General Bancorp		1,428	48,081
Cavalry Bancorp, Inc.		383	8,235
Center Bancorp, Inc.		771	8,774
Center Financial Corp., California		188	4,779
Centerstate Banks of Florida, Inc.		230	7,878
Central Coast Bancorp (a)		830	17,364
Century Bancorp, Inc. Class A (non-vtg.)		363	12,166
Chemical Financial Corp.		681	22,214
Chester Valley Bancorp, Inc.		176	4,330
Citizens & Northern Corp.		228	6,959
Citizens Banking Corp., Michigan		1,111	33,652
City Holding Co.		418	15,349
CNB Financial Corp.		513	7,695
CoBiz, Inc.		977	17,830
Colony Bankcorp, Inc.		299	7,648
Columbia Bancorp		407	16,809
Columbia Bancorp, Oregon		260	5,301
Columbia Banking Systems, Inc.		595	15,696
Commerce Bancshares, Inc.		1,712	91,558
Commercial Bankshares, Inc.		392	15,288
Community Bancorp, Inc.		340	11,084
Community Bank of Nevada		172	5,891
Community Banks, Inc.		863	24,466
Community Trust Bancorp, Inc.		429	13,788
Compass Bancshares, Inc.		3,294	154,192
CVB Financial Corp.		1,698	33,620
Eagle Bancorp, Inc., Maryland		384	8,993
East West Bancorp, Inc.		1,446	49,077
Eastern Virgina Bankshares, Inc.		207	4,057

	69		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Commercial Banks – continued
Enterprise Financial Services Corp.		625	$14,144
Farmers Capital Bank Corp.		396	12,969
Fidelity Southern Corp.		858	14,500
Fifth Third Bancorp		15,543	643,636
Financial Institutions, Inc.		484	7,971
First Bancorp, North Carolina		528	11,088
First Charter Corp.		932	21,790
First Citizen Bancshares, Inc.		220	36,300
First Citizens Banc Corp.		539	12,117
First Community Bancorp, California		451	21,287
First Community Bancshares, Inc.		253	7,428
First Financial Bancorp, Ohio		1,437	25,866
First Financial Bankshares, Inc.		503	17,429
First Financial Corp., Indiana		396	11,476
First Indiana Corp.		682	22,977
First M&F Corp.		198	6,762
First Mariner Bancorp, Inc. (a)		638	11,573
First Merchants Corp.		429	11,154
First Midwest Bancorp, Inc., Delaware		1,320	50,081
First National Lincoln Corp., Maine		474	9,148
First Oak Brook Bancshares, Inc.		429	13,033
First of Long Island Corp.		319	14,099
First Regional Bancorp (a)		240	20,842
First South Bancorp, Inc., Virginia		252	8,364
First State Bancorp.		278	6,280
First United Corp.		416	8,274
Firstbank Corp., Michigan		228	5,803
FirstMerit Corp.		2,108	58,940
Flag Financial Corp.		823	12,551
FNB Corp., North Carolina		294	6,165
FNB Corp., Virginia		429	12,282
FNB Financial Services Corp.		238	4,051
Foothill Independent Bancorp		287	6,061
Frontier Financial Corp., Washington		440	13,116
Fulton Financial Corp.		4,105	71,838
Gateway Financial Holdings, Inc.		518	9,324
GB&T Bancshares, Inc.		550	11,902
German American Bancorp		893	12,904
Glacier Bancorp, Inc.		1,272	37,880
Gold Banc Corp., Inc.		1,194	18,101
Great Southern Bancorp, Inc.		391	11,879

Quarterly Report	70

Common Stocks continued
	Shares	Value

FINANCIALS – continued
Commercial Banks – continued
Greater Bay Bancorp	1,441	$36,313
Greater Community Bancorp	571	9,079
Greene County Bancshares, Inc.	132	3,398
Grupo Financiero Galicia SA sponsored ADR (a)	1,336	11,022
Hancock Holding Co.	945	31,091
Hanmi Financial Corp.	1,413	25,929
Harleysville National Corp., Pennsylvania	612	13,739
Heartland Financial USA, Inc.	528	10,296
Heritage Commerce Corp.	516	10,604
Huntington Bancshares, Inc.	6,162	147,826
IBERIABANK Corp.	256	12,928
Independent Bank Corp., Massachusetts	440	13,499
Independent Bank Corp., Michigan	484	14,656
Integra Bank Corp.	605	13,885
Interchange Financial Services Corp.	836	14,689
International Bancshares Corp.	1,931	57,930
Lakeland Bancorp, Inc.	800	12,144
Lakeland Financial Corp.	387	16,823
Leesport Financial Corp.	295	6,785
LNB Bancorp, Inc.	648	11,295
LSB Bancshares, Inc.	737	12,931
Macatawa Bank Corp.	239	8,544
Main Street Banks, Inc.	484	12,966
MainSource Financial Group, Inc.	289	5,263
MB Financial, Inc.	918	35,637
MBT Financial Corp.	748	14,496
Mercantile Bank Corp.	172	7,809
Mercantile Bankshares Corp.	2,153	115,896
Merchants Bancshares, Inc.	507	13,953
Metrocorp Bancshares, Inc.	330	7,805
Mid-State Bancshares	638	18,177
Midwest Banc Holdings, Inc.	954	22,820
Nara Bancorp, Inc.	661	9,208
National Bankshares, Inc.	299	13,918
National Penn Bancshares, Inc.	847	22,318
NBT Bancorp, Inc.	921	22,380
North Valley Bancorp	417	7,631
Northern Empire Bancshares	264	6,624
Northern States Financial Corp.	289	6,974
Northrim Bancorp, Inc.	262	6,576
Old Point Financial Corp.	265	7,844

71		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Commercial Banks – continued
Old Second Bancorp, Inc.		348	$10,635
Omega Financial Corp.		355	10,696
Pacific Capital Bancorp		1,054	33,032
Pacific Continental Corp.		648	10,426
Penns Woods Bancorp, Inc.		284	13,061
Pennsylvania Communication Bancorp, Inc. (a)		277	9,903
Peoples Bancorp, Inc.		363	10,200
Pinnacle Financial Partners, Inc. (a)		486	12,267
Placer Sierra Bancshares		177	4,731
Popular, Inc.		7,163	195,980
Preferred Bank, Los Angeles California		256	10,447
Premierwest Bancorp		479	6,754
PrivateBancorp, Inc.		594	20,404
Prosperity Bancshares, Inc.		473	13,821
Provident Bankshares Corp.		867	29,608
Renasant Corp.		608	18,927
Republic Bancorp, Inc.		1,994	29,272
Republic Bancorp, Inc., Kentucky Class A		728	16,475
Republic First Bancorp, Inc.		469	6,050
Royal Bancshares of Pennsylvania, Inc. Class A		502	11,611
S&T Bancorp, Inc.		660	25,166
S.Y. Bancorp, Inc.		785	18,832
Sandy Spring Bancorp, Inc.		330	11,352
SCBT Financial Corp.		175	5,602
Seacoast Banking Corp., Florida		627	13,850
Security Bank Corp., Georgia		629	15,561
Shore Bancshares, Inc.		420	13,650
Sierra Bancorp		623	14,765
Signature Bank, New York (a)		732	21,953
Simmons First National Corp. Class A		550	15,263
Sky Financial Group, Inc.		2,680	74,906
Slade’s Ferry Bancorp		113	2,130
South Financial Group, Inc.		2,238	65,171
Southern Community Financial Corp.		1,180	11,042
Southside Bancshares, Inc.		385	7,742
Southwest Bancorp, Inc., Oklahoma		704	16,269
Southwest Community Bancorp		276	9,202
State Financial Services Corp. Class A		162	6,312
Sterling Bancshares, Inc.		1,415	21,211
Sterling Financial Corp., Pennsylvania		863	18,347
Sterling Financial Corp., Washington		647	24,955

Quarterly Report	72

Common Stocks continued
	Shares	Value

FINANCIALS – continued
Commercial Banks – continued
Suffolk Bancorp	286	$8,774
Summit Bancshares, Inc.	365	6,643
Summit Financial Group, Inc.	288	7,828
Sun Bancorp, Inc., New Jersey	485	10,428
Susquehanna Bancshares, Inc., Pennsylvania	1,174	29,585
SVB Financial Group (a)	987	46,428
Taylor Capital Group, Inc.	205	8,046
Texas Capital Bancshares, Inc. (a)	965	21,172
Texas Regional Bancshares, Inc. Class A	1,133	33,548
Texas United Bancshares, Inc.	319	6,284
TIB Financial Corp.	309	10,012
Trico Bancshares	726	16,698
Trustco Bank Corp., New York	2,182	29,021
Trustmark Corp.	1,287	35,470
UCBH Holdings, Inc.	2,335	44,528
UMB Financial Corp.	713	46,951
Umpqua Holdings Corp.	1,504	36,622
Union Bankshares Corp.	427	18,498
United Bankshares, Inc., West Virginia	998	35,329
United Community Banks, Inc., Georgia	1,063	29,126
United Security Bancshares, Inc.	341	9,729
United Security Bancshares, California	328	9,102
Univest Corp. of Pennsylvania	669	17,561
Unizan Financial Corp.	660	17,358
Vail Banks, Inc.	502	7,028
Vineyard National Bancorp	321	9,585
Virginia Commerce Bancorp, Inc. (a)	650	17,427
Virginia Financial Group, Inc.	341	11,747
Washington Trust Bancorp, Inc.	506	14,421
WesBanco, Inc.	495	15,093
West Bancorp., Inc.	995	18,248
West Coast Bancorp, Oregon	583	15,094
Westamerica Bancorp.	943	49,234
Western Sierra Bancorp (a)	440	15,303
Whitney Holding Corp.	1,723	53,275
Wilshire Bancorp, Inc.	748	10,936
Wintrust Financial Corp.	771	39,737
Yadkin Valley Bank & Trust Co.	883	12,494

73 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Commercial Banks – continued
Yardville National Bancorp		517	$18,405
Zions Bancorp		2,406	168,083
			5,361,850
Consumer Finance – 0.3%
ACE Cash Express, Inc. (a)		175	3,864
Advanta Corp.:
Class A		344	9,223
Class B		525	15,146
Asta Funding, Inc.		372	11,491
Collegiate Funding Services, Inc. (a)		830	12,359
CompuCredit Corp. (a)		1,488	62,288
Dollar Financial Corp.		152	2,192
First Cash Financial Services, Inc. (a)		574	13,776
QC Holdings, Inc. (a)		603	7,791
United Panam Financial Corp. (a)		583	16,114
WFS Financial, Inc. (a)		1,188	79,501
World Acceptance Corp. (a)		682	17,452
			251,197
Diversified Financial Services – 0.2%
Encore Capital Group, Inc. (a)		1,032	18,390
eSpeed, Inc. Class A (a)		987	7,551
EuroBancshares, Inc.		318	4,783
First Albany Companies, Inc.		774	4,621
Instinet Group, Inc.		11,616	58,080
Marlin Business Services Corp. (a)		440	10,120
Medallion Financial Corp.		800	8,616
The Nasdaq Stock Market, Inc. (a)		2,203	51,771
			163,932
Insurance – 1.4%
Affirmative Insurance Holdings, Inc.		415	6,271
Alfa Corp.		2,241	34,175
American National Insurance Co.		759	84,264
American Physicians Capital, Inc. (a)		418	18,480
Arch Capital Group Ltd. (a)		963	41,842
Argonaut Group, Inc. (a)		998	24,860
Baldwin & Lyons, Inc. Class B		572	14,843
Ceres Group, Inc. (a)		2,215	13,777
Cincinnati Financial Corp.		4,947	202,728
Direct General Corp.		495	8,514
Donegal Group, Inc. Class A		209	4,757

Quarterly Report	74

Common Stocks continued
	Shares	Value

FINANCIALS – continued
Insurance – continued
EMC Insurance Group	550	$9,900
Enstar Group, Inc. (a)	142	9,260
Erie Indemnity Co. Class A	1,697	88,482
FPIC Insurance Group, Inc. (a)	212	7,418
Harleysville Group, Inc.	910	20,639
Infinity Property & Casualty Corp.	605	19,675
IPC Holdings Ltd.	1,386	54,456
Kansas City Life Insurance Co.	374	19,014
Max Re Capital Ltd.	1,309	30,094
Millea Holdings, Inc. sponsored ADR	506	36,989
National Interstate Corp.	374	5,950
National Western Life Insurance Co. Class A (a)	88	17,334
Navigators Group, Inc. (a)	330	12,230
Ohio Casualty Corp.	1,818	45,923
Philadelphia Consolidated Holdings Corp. (a)	616	47,857
PMA Capital Corp. Class A (a)	1,158	10,190
Presidential Life Corp.	1,053	18,522
Quanta Capital Holdings Ltd. (a)	1,583	9,989
SAFECO Corp.	3,718	193,857
Safety Insurance Group, Inc.	398	13,962
SeaBright Insurance Holdings, Inc.	536	7,515
Selective Insurance Group, Inc.	771	36,499
State Auto Financial Corp.	1,177	35,863
The Midland Co.	605	19,124
Tower Group, Inc.	474	7,257
Triad Guaranty, Inc. (a)	407	17,188
United America Indemnity Ltd. Class A (a)	623	11,183
United Fire & Casualty Co.	616	25,385
Universal American Financial Corp. (a)	1,797	41,241
USI Holdings Corp. (a)	1,415	17,334
		1,344,841
Real Estate 0.2%
America First Apartment Investment, Inc.	828	10,193
Capital Automotive (REIT) (SBI)	1,508	54,092
Elbit Medical Imaging Ltd.	1,241	22,189
Fieldstone Investment Corp.	1,375	17,298
Gladstone Commercial Corp.	414	6,955
Investors Real Estate Trust	1,808	17,917
Monmouth Real Estate Investment Corp. Class A	1,572	12,828

75 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Real Estate continued
Origen Financial, Inc.		1,533	$11,252
Tarragon Realty Investors, Inc. (a)		737	16,317
			169,041
Thrifts & Mortgage Finance – 1.6%
Accredited Home Lenders Holding Co. (a)		660	26,440
Anchor BanCorp Wisconsin, Inc.		682	20,781
Bank Mutual Corp.		2,048	22,426
BankUnited Financial Corp. Class A		737	17,393
Beverly Hills Bancorp, Inc.		657	6,853
BFC Financial Corp. Class A (a)		1,126	8,580
Brookline Bancorp, Inc., Delaware		1,503	23,206
Camco Financial Corp.		841	11,791
Capital Crossing Bank (a)		201	7,489
Capitol Federal Financial		1,845	62,287
CFS Bancorp, Inc.		1,003	13,821
Charter Financial Corp., Georgia		550	18,876
Citizens First Bancorp, Inc.		594	13,110
Citizens South Banking Corp.		349	4,310
City Bank Lynnwood, Washington		374	12,436
Clifton Savings Bancorp, Inc.		730	7,475
Coastal Financial Corp.		677	10,209
Commercial Capital Bancorp, Inc.		1,538	27,576
Cooperative Bankshares, Inc.		309	5,800
Corus Bankshares, Inc.		682	39,686
Dime Community Bancshares, Inc.		1,119	17,020
E Loan, Inc. (a)		2,530	10,424
ESB Financial Corp.		1,083	13,776
Fidelity Bankshares, Inc.		737	22,191
First Busey Corp.		627	12,183
First Defiance Financial Corp.		252	7,273
First Federal Bancshares of Arkansas, Inc.		311	7,200
First Financial Holdings, Inc.		363	11,257
First Financial Service Corp.		506	14,401
First Niagara Financial Group, Inc.		3,008	42,623
First Pactrust Bancorp, Inc.		348	9,152
First Place Financial Corp.		649	13,772
Flushing Financial Corp.		671	11,709
FMS Financial Corp.		583	9,824
Franklin Bank Corp. (a)		623	11,270
Harbor Florida Bancshares, Inc.		660	24,037

Quarterly Report	76

Common Stocks continued
	Shares	Value

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Heritage Financial Corp., Washington	200	$4,460
HMN Financial, Inc.	168	5,393
Home Federal Bancorp, Inc., Delaware	580	7,569
Horizon Financial Corp.	385	8,212
Hudson City Bancorp, Inc.	16,188	202,350
Independence Community Bank Corp.	2,410	82,422
ITLA Capital Corp. (a)	80	4,300
Kearny Financial Corp.	2,060	24,741
KNBT Bancorp, Inc.	1,090	18,258
LSB Corp.	578	9,739
MAF Bancorp., Inc.	1,075	46,150
MASSBANK Corp.	232	8,039
MutualFirst Financial, Inc.	262	5,961
NASB Financial, Inc.	374	14,885
NetBank, Inc.	1,517	13,137
NewMil Bancorp, Inc.	447	13,616
North Central Bancshares, Inc.	206	7,746
Northwest Bancorp, Inc.	1,188	26,968
OceanFirst Financial Corp.	764	17,801
Pamrapo Bancorp, Inc.	503	10,915
Parkvale Financial Corp.	216	6,059
Partners Trust Financial Group, Inc.	1,382	16,377
Pennfed Financial Services, Inc.	406	7,803
People’s Bank, Connecticut	4,027	118,756
Provident Financial Holdings, Inc.	175	5,136
Provident New York Bancorp	1,170	14,040
Pulaski Financial Corp.	613	10,850
PVF Capital Corp.	227	2,881
Riverview Bancorp, Inc.	184	4,048
Rockville Financial, Inc. (a)	468	6,463
Severn Bancorp, Inc.	472	9,265
Sound Federal Bancorp, Inc.	967	15,994
Synergy Financial Group, Inc., New Jersey	707	8,661
TierOne Corp.	583	16,452
Timberland Bancorp, Inc.	286	6,735
United Community Financial Corp., Ohio	1,004	11,154
Washington Federal, Inc.	2,403	56,302

77 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Willow Grove Bancorp, Inc.		760	$11,590
WSFS Financial Corp.		205	11,913
			1,471,798

TOTAL FINANCIALS			9,973,236

HEALTH CARE – 14.4%
Biotechnology – 8.2%
Aastrom Biosciences, Inc. (a)		3,575	9,974
Abgenix, Inc. (a)		2,747	30,190
AEterna Zentaris Laboratories, Inc. (a)		2,236	10,982
Affymetrix, Inc. (a)		1,730	85,618
Albany Molecular Research, Inc. (a)		1,020	17,014
Alexion Pharmaceuticals, Inc. (a)		800	22,880
Alkermes, Inc. (a)		2,827	53,091
Amgen, Inc. (a)		35,380	2,826,862
Amylin Pharmaceuticals, Inc. (a)		2,842	93,076
Anadys Pharmaceuticals, Inc. (a)		1,071	13,066
Angiotech Pharmaceuticals, Inc. (a)		2,512	33,880
Aphton Corp. (a)		1,652	1,091
Arena Pharmaceuticals, Inc. (a)		1,404	11,751
ARIAD Pharmaceuticals, Inc. (a)		1,349	11,197
Array Biopharma, Inc. (a)		2,070	13,662
Avant Immunotherapeutics, Inc. (a)		5,232	6,854
Axonyx, Inc. (a)		1,388	1,749
Bioenvision, Inc. (a)		1,030	9,177
Biogen Idec, Inc. (a)		9,909	417,664
BioMarin Pharmaceutical, Inc. (a)		2,017	17,407
Biopure Corp. Class A (a)		259	386
Celgene Corp. (a)		4,760	238,952
Cell Genesys, Inc. (a)		1,404	8,340
Cell Therapeutics, Inc. (a)		1,947	4,984
Cephalon, Inc. (a)		1,576	63,860
Cepheid, Inc. (a)		1,763	13,223
Chiron Corp. (a)		5,233	190,691
Ciphergen Biosystems, Inc. (a)		998	1,796
Coley Pharmaceutical Group, Inc.		854	13,878
Corgentech, Inc. (a)		709	1,801
Cotherix, Inc.		1,012	14,107
Crucell NV sponsored ADR (a)		343	7,567
Cubist Pharmaceuticals, Inc. (a)		1,184	21,395

Quarterly Report	78

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Biotechnology – continued
CuraGen Corp. (a)		2,182	$9,535
Curis, Inc. (a)		1,874	8,508
CV Therapeutics, Inc. (a)		1,468	39,886
Cytogen Corp. (a)		700	3,073
Cytokinetics, Inc. (a)		742	6,010
deCODE genetics, Inc. (a)		2,072	20,119
Dendreon Corp. (a)		1,650	9,570
Digene Corp. (a)		617	17,844
Discovery Partners International, Inc. (a)		1,561	4,605
Diversa Corp. (a)		1,661	7,906
DOV Pharmaceutical, Inc. (a)		682	10,244
Dyax Corp. (a)		1,096	5,940
Dynavax Technologies Corp. (a)		665	4,489
Encysive Pharmaceuticals, Inc. (a)		1,775	21,975
Enzon Pharmaceuticals, Inc. (a)		1,392	9,730
Exact Sciences Corp. (a)		696	1,719
Exelixis, Inc. (a)		2,530	18,950
Eyetech Pharmaceuticals, Inc. (a)		1,097	20,053
Favrille, Inc.		152	699
Genaera Corp. (a)		2,093	5,316
Gene Logic, Inc. (a)		1,606	8,126
Genelabs Technologies, Inc. (a)		6,521	3,913
Genitope Corp. (a)		652	5,236
Genta, Inc. (a)		2,354	2,495
Genzyme Corp. (a)		7,232	514,701
Geron Corp. (a)		2,518	27,320
Gilead Sciences, Inc. (a)		12,895	554,485
GTx, Inc. (a)		1,082	10,907
Harvard Bioscience, Inc. (a)		1,470	4,278
Human Genome Sciences, Inc. (a)		4,017	51,859
Icagen, Inc.		196	1,627
ICOS Corp. (a)		1,900	49,647
ID Biomedical Corp. (a)		1,261	30,562
Idenix Pharmaceuticals, Inc. (a)		1,338	28,459
Illumina, Inc. (a)		1,798	21,936
ImClone Systems, Inc. (a)		2,317	75,812
ImmunoGen, Inc. (a)		1,808	11,481
Immunomedics, Inc. (a)		1,841	3,240
Incyte Corp. (a)		2,530	18,621
Indevus Pharmaceuticals, Inc. (a)		1,808	4,809
Inhibitex, Inc. (a)		997	9,372

	79		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Biotechnology – continued
InterMune, Inc. (a)		1,064	$17,056
Introgen Therapeutics, Inc. (a)		1,158	6,809
Invitrogen Corp. (a)		1,452	123,028
Isis Pharmaceuticals, Inc. (a)		2,171	10,964
Keryx Biopharmaceuticals, Inc. (a)		1,500	25,140
La Jolla Pharmaceutical Co. (a)		1,573	1,321
Lexicon Genetics, Inc. (a)		2,431	10,818
Ligand Pharmaceuticals, Inc. Class B (a)		2,321	18,220
Luminex Corp. (a)		1,360	13,818
MannKind Corp. (a)		870	11,275
Martek Biosciences (a)		857	43,707
Maxim Pharmaceuticals, Inc. (a)		1,203	1,612
Maxygen, Inc. (a)		1,250	11,113
Medarex, Inc. (a)		2,750	27,638
MedImmune, Inc. (a)		7,240	216,693
Memory Pharmaceuticals Corp. (a)		2,352	5,363
Millennium Pharmaceuticals, Inc. (a)		8,871	88,799
Momenta Pharmaceuticals, Inc. (a)		814	20,635
Myogen, Inc. (a)		1,080	22,356
Myriad Genetics, Inc. (a)		1,042	20,600
Nabi Biopharmaceuticals (a)		1,631	21,970
Nanogen, Inc. (a)		1,072	3,623
Nektar Therapeutics (a)		2,735	46,714
Neopharm, Inc. (a)		806	10,841
Neose Technologies, Inc. (a)		976	2,460
Neurochem, Inc. (a)		1,003	11,407
Neurocrine Biosciences, Inc. (a)		1,042	47,724
Neurogen Corp. (a)		1,360	9,112
Northfield Laboratories, Inc. (a)		1,016	13,757
Novavax, Inc. (a)		1,283	1,937
NPS Pharmaceuticals, Inc. (a)		1,147	11,436
Nuvelo, Inc. (a)		954	8,949
ONYX Pharmaceuticals, Inc. (a)		1,068	21,275
Orchid Cellmark, Inc. (a)		542	4,878
Orthologic Corp. (a)		1,918	8,094
Oscient Pharmaceuticals Corp. (a)		2,045	4,704
OSI Pharmaceuticals, Inc. (a)		1,457	47,790
Panacos Pharmaceuticals, Inc. (a)		1,445	13,222
Peregrine Pharmaceuticals, Inc. (a)		5,062	5,568
Pharmacopeia Drug Discovery, Inc. (a)		454	1,666
Pharmacyclics, Inc. (a)		849	7,633

Quarterly Report	80

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Biotechnology – continued
Pharmion Corp. (a)		812	$20,178
PRAECIS Pharmaceuticals, Inc. (a)		2,039	1,203
Progenics Pharmaceuticals, Inc. (a)		517	12,191
Protein Design Labs, Inc. (a)		2,941	78,642
QIAGEN NV (a)		4,064	51,288
QLT, Inc. (a)		2,541	22,690
Regeneron Pharmaceuticals, Inc. (a)		1,562	11,668
Renovis, Inc. (a)		589	7,810
Rigel Pharmaceuticals, Inc. (a)		704	14,172
Savient Pharmaceuticals, Inc. (a)		2,431	9,821
SciClone Pharmaceuticals, Inc. (a)		1,404	7,217
Seattle Genetics, Inc. (a)		1,393	8,177
Senomyx, Inc. (a)		1,120	19,544
Sequenom, Inc. (a)		2,651	1,988
Serologicals Corp. (a)		847	20,150
Sirna Therapeutics, Inc. (a)		1,387	5,631
StemCells, Inc. (a)		2,397	13,064
Stratagene Corp. (a)		635	5,658
Tanox, Inc. (a)		1,422	18,756
Targeted Genetics Corp. (a)		3,964	2,458
Techne Corp. (a)		1,210	68,934
Telik, Inc. (a)		1,177	18,008
Third Wave Technologies, Inc. (a)		2,354	12,100
Threshold Pharmaceuticals, Inc.		1,486	17,178
Trimeris, Inc. (a)		646	7,423
United Therapeutics Corp. (a)		649	45,566
Vasogen, Inc. (a)		2,111	4,428
Vertex Pharmaceuticals, Inc. (a)		2,527	46,497
ViaCell, Inc.		1,104	7,717
Vicuron Pharmaceuticals, Inc. (a)		1,807	52,060
Vion Pharmaceuticals, Inc. (a)		2,791	7,926
ViroLogic, Inc. (a)		4,691	11,446
ViroPharma, Inc. (a)		912	15,358
XOMA Ltd. (a)		2,387	3,485
Zymogenetics, Inc. (a)		2,029	34,168
			7,619,547
Health Care Equipment & Supplies – 2.4%
Abaxis, Inc. (a)		828	9,497
Abiomed, Inc. (a)		1,437	14,399
Advanced Neuromodulation Systems, Inc. (a)		583	30,019

	81		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Aksys Ltd. (a)		1,140	$2,531
Align Technology, Inc. (a)		1,936	13,184
American Medical Systems Holdings, Inc. (a)		2,073	42,497
Analogic Corp.		374	18,644
Angiodynamics, Inc. (a)		310	6,696
Anika Therapeutics, Inc. (a)		904	11,481
Animas Corp. (a)		371	6,455
Arrow International, Inc.		1,287	38,095
Arthrocare Corp. (a)		726	26,405
Aspect Medical Systems, Inc. (a)		869	26,383
BioLase Technology, Inc.		766	4,290
Biomet, Inc.		7,394	272,765
Biosite, Inc. (a)		539	32,227
BioVeris Corp. (a)		720	3,989
Bruker BioSciences Corp. (a)		3,276	14,283
Cardiac Science, Inc. (a)		2,860	3,175
Cardiodynamics International Corp. (a)		2,116	2,878
Conceptus, Inc. (a)		806	8,447
CONMED Corp. (a)		932	27,270
Conor Medsystems, Inc.		898	17,736
Cyberonics, Inc. (a)		693	26,528
Cytyc Corp. (a)		3,295	82,210
Dade Behring Holdings, Inc.		2,652	97,037
Datascope Corp.		473	15,302
DENTSPLY International, Inc.		2,185	115,739
DexCom, Inc.		699	8,696
Dionex Corp. (a)		638	33,623
Encore Medical Corp. (a)		1,404	7,764
Endologix, Inc. (a)		1,705	8,167
Epix Pharmaceuticals, Inc. (a)		707	6,031
ev3, Inc.		1,138	20,894
Exactech, Inc. (a)		539	7,438
Foxhollow Technologies, Inc.		625	28,688
Gen-Probe, Inc. (a)		1,419	64,593
Given Imaging Ltd. (a)		954	22,715
Hologic, Inc. (a)		825	39,790
I-Flow Corp. (a)		1,090	15,631
ICU Medical, Inc. (a)		484	14,699
IDEXX Laboratories, Inc. (a)		987	63,207
Immucor, Inc. (a)		1,219	28,854
INAMED Corp. (a)		1,095	79,388

Quarterly Report	82

Common Stocks continued
	Shares	Value

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Integra LifeSciences Holdings Corp. (a)	800	$27,664
Intermagnetics General Corp. (a)	792	23,134
IntraLase Corp.	706	13,252
Intuitive Surgical, Inc. (a)	903	67,183
IRIS International, Inc. (a)	503	8,747
Kensey Nash Corp. (a)	429	12,999
Kyphon, Inc. (a)	1,199	53,104
Laserscope, Inc. (a)	770	22,523
LifeCell Corp. (a)	803	19,256
Lifecore Biomedical, Inc. (a)	696	7,656
Meridian Bioscience, Inc.	682	17,391
Merit Medical Systems, Inc. (a)	727	12,701
Micro Therapeutics, Inc. (a)	1,808	10,559
Molecular Devices Corp. (a)	561	11,702
Neogen Corp. (a)	660	10,659
NeuroMetrix, Inc. (a)	429	11,948
Nutraceutical International Corp. (a)	899	13,260
NuVasive, Inc. (a)	758	14,417
OccuLogix, Inc.	1,136	9,031
OraSure Technologies, Inc. (a)	1,305	12,097
Orthofix International NV (a)	418	19,036
Orthovita, Inc. (a)	2,288	9,038
Palomar Medical Technologies, Inc. (a)	579	14,018
PolyMedica Corp.	682	24,382
Possis Medical, Inc. (a)	663	8,639
Quidel Corp. (a)	1,448	11,787
Regeneration Technologies, Inc. (a)	905	8,371
Respironics, Inc. (a)	1,919	75,148
SonoSight, Inc. (a)	539	19,296
Staar Surgical Co. (a)	762	3,894
Stereotaxis, Inc.	1,255	10,755
SurModics, Inc. (a)	506	18,793
Syneron Medical Ltd.	626	23,112
Synovis Life Technologies, Inc. (a)	349	3,246
Thermogenesis Corp. (a)	2,433	13,163
Thoratec Corp. (a)	1,724	28,222
TriPath Imaging, Inc. (a)	1,283	10,174
Urologix, Inc. (a)	564	2,510
Utah Medical Products, Inc.	440	10,899
Varian, Inc. (a)	976	34,746
Vascular Solutions, Inc. (a)	871	8,884

83		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Ventana Medical Systems, Inc. (a)		1,034	$41,867
Vital Signs, Inc.		451	20,281
Wright Medical Group, Inc. (a)		1,042	25,185
Young Innovations, Inc.		374	13,056
Zoll Medical Corp. (a)		308	8,214
			2,266,339
Health Care Providers & Services – 2.2%
Accelrys, Inc. (a)		906	4,901
Allied Healthcare International, Inc. (a)		2,408	12,618
Allscripts Healthcare Solutions, Inc. (a)		1,699	30,208
Amedisys, Inc. (a)		490	19,169
America Service Group, Inc. (a)		340	5,862
American Healthways, Inc. (a)		952	41,602
AMICAS, Inc. (a)		1,918	10,645
AmSurg Corp. (a)		968	26,949
Andrx Corp. (a)		2,284	41,409
Cerner Corp. (a)		1,086	85,533
Computer Programs & Systems, Inc.		451	14,919
Corvel Corp. (a)		330	7,811
Cross Country Healthcare, Inc. (a)		1,140	22,116
Dendrite International, Inc. (a)		1,250	22,638
Dialysis Corp. of America (a)		402	7,626
Eclipsys Corp. (a)		1,522	25,691
Emageon, Inc.		553	7,272
eResearchTechnology, Inc. (a)		1,535	23,670
Express Scripts, Inc. (a)		4,357	252,096
Genesis HealthCare Corp. (a)		605	24,261
Gentiva Health Services, Inc. (a)		1,162	22,008
HealthExtras, Inc. (a)		1,261	26,166
HealthTronics Surgical Services, Inc. (a)		826	9,202
Henry Schein, Inc. (a)		2,346	97,805
Horizon Health Corp. (a)		320	8,000
ICON PLC sponsored ADR (a)		385	15,608
IDX Systems Corp. (a)		899	28,498
LabOne, Inc. (a)		528	22,825
LCA Vision, Inc.		651	26,724
LHC Group, Inc.		196	3,685
Lifeline Systems, Inc. (a)		383	12,953
LifePoint Hospitals, Inc. (a)		1,581	71,904
Lincare Holdings, Inc. (a)		2,842	120,330

Quarterly Report	84

Common Stocks continued
	Shares	Value

HEALTH CARE – continued
Health Care Providers & Services – continued
Magellan Health Services, Inc. (a)	801	$28,395
Matria Healthcare, Inc. (a)	495	17,944
Medcath Corp. (a)	380	9,428
Merge Technologies, Inc. (a)	525	9,791
National Medical Health Card Systems, Inc. (a)	348	9,810
Odyssey Healthcare, Inc. (a)	1,075	17,953
Omnicell, Inc. (a)	832	7,530
Option Care, Inc.	1,327	17,941
PAREXEL International Corp. (a)	899	17,423
Patterson Companies, Inc. (a)	3,858	154,551
PDI, Inc. (a)	462	6,477
Per-Se Technologies, Inc. (a)	1,035	19,955
Pharmaceutical Product Development, Inc. (a)	1,565	88,063
PRA International	618	18,169
Priority Healthcare Corp. Class B (a)	1,133	31,599
PSS World Medical, Inc. (a)	2,277	32,994
Psychiatric Solutions, Inc. (a)	647	30,927
Radiation Therapy Services, Inc. (a)	468	12,570
ResCare, Inc. (a)	995	14,975
SFBC International, Inc. (a)	440	17,895
Sun Healthcare Group, Inc. (a)	1,052	6,912
Symbion, Inc. (a)	505	13,519
TLC Vision Corp. (a)	2,116	18,432
TriZetto Group, Inc. (a)	1,742	27,332
U.S. Physical Therapy, Inc. (a)	507	9,572
United Surgical Partners International, Inc. (a)	1,297	49,688
VCA Antech, Inc. (a)	2,434	58,392
Ventiv Health, Inc. (a)	524	11,895
VistaCare, Inc. Class A (a)	539	9,260
Vital Images, Inc. (a)	381	7,437
WebMD Corp. (a)	9,058	99,276
		2,028,809
Pharmaceuticals – 1.6%
Acusphere, Inc. (a)	1,573	9,123
Adams Respiratory Therapeutics, Inc.	825	27,918
Adolor Corp. (a)	998	9,541
Advancis Pharmaceutical Corp. (a)	314	289
American Pharmaceutical Partners, Inc. (a)	2,170	99,777
Antigenics, Inc. (a)	1,470	8,070
Aspreva Pharmaceuticals Corp.	975	13,804

85		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Pharmaceuticals – continued
Atherogenics, Inc. (a)		1,254	$22,271
Axcan Pharma, Inc. (a)		1,448	17,688
Barrier Therapeutics, Inc. (a)		623	5,725
Cardiome Pharma Corp. (a)		1,268	9,411
CNS., Inc.		296	7,788
Connetics Corp. (a)		1,020	19,441
Cypress Bioscience, Inc. (a)		1,128	15,521
DepoMed, Inc. (a)		2,256	11,867
Discovery Laboratories, Inc. (a)		1,415	8,830
Draxis Health, Inc. (a)		973	4,426
Durect Corp. (a)		1,754	10,436
Endo Pharmaceuticals Holdings, Inc. (a)		3,923	117,690
First Horizon Pharmaceutical Corp. (a)		1,184	24,473
Flamel Technologies SA sponsored ADR (a)		585	9,378
Guilford Pharmaceuticals, Inc. (a)		1,415	5,236
Hollis Eden Pharmaceuticals, Inc. (a)		576	4,608
InKine Pharmaceutical, Inc. (a)		2,127	7,487
Inspire Pharmaceuticals, Inc. (a)		1,053	9,424
Ista Pharmaceuticals, Inc. (a)		841	6,122
Kos Pharmaceuticals, Inc. (a)		1,312	89,373
Marshall Edwards, Inc. (a)		1,645	11,515
Medicines Co. (a)		1,441	31,875
MGI Pharma, Inc. (a)		2,428	65,459
New River Pharmaceuticals, Inc.		706	30,422
NitroMed, Inc. (a)		901	16,993
Noven Pharmaceuticals, Inc. (a)		847	14,111
Novogen Ltd. sponsored ADR (a)		244	4,455
Pain Therapeutics, Inc. (a)		1,611	9,908
Penwest Pharmaceuticals Co. (a)		613	8,968
Perrigo Co.		2,189	31,368
Pharmos Corp. (a)		1,046	2,134
Pozen, Inc. (a)		894	7,974
Salix Pharmaceuticals Ltd. (a)		1,122	22,866
Santarus, Inc. (a)		1,036	5,936
Sepracor, Inc. (a)		3,030	152,106
Shire Pharmaceuticals Group PLC sponsored ADR		1,336	50,928
SuperGen, Inc. (a)		1,404	9,491
Taro Pharmaceutical Industries Ltd. (a)		811	22,124
Teva Pharmaceutical Industries Ltd. sponsored ADR		12,781	414,616
Vivus, Inc. (a)		2,343	8,810

Quarterly Report	86

Common Stocks continued
		Shares	Value

HEALTH CARE – continued
Pharmaceuticals – continued
Xenoport, Inc.		447	$5,744
Zila, Inc. (a)		2,640	9,346
			1,512,866

TOTAL HEALTH CARE			13,427,561

INDUSTRIALS – 5.3%
Aerospace & Defense – 0.3%
Applied Signal Technology, Inc.		495	9,450
Argon ST, Inc. (a)		812	24,993
BE Aerospace, Inc. (a)		1,995	31,641
Ceradyne, Inc. (a)		769	24,285
Elbit Systems Ltd.		1,265	30,373
Engineered Support Systems, Inc.		1,001	34,134
Essex Corp. (a)		603	13,320
Herley Industries, Inc. (a)		901	18,849
Innovative Solutions & Support, Inc. (a)		626	10,554
Ionatron, Inc. (a)		3,054	25,196
Kaman Corp. Class A		1,118	26,821
KVH Industries, Inc. (a)		393	4,005
Mercury Computer Systems, Inc. (a)		715	18,683
MTC Technologies, Inc. (a)		484	16,533
Sypris Solutions, Inc.		718	8,616
			297,453
Air Freight & Logistics – 0.6%
ABX Air, Inc. (a)		1,583	12,901
C.H. Robinson Worldwide, Inc.		2,306	142,396
Dynamex, Inc. (a)		406	7,308
EGL, Inc. (a)		1,477	37,058
Expeditors International of Washington, Inc.		3,119	173,136
Forward Air Corp.		1,179	41,595
Hub Group, Inc. Class A (a)		618	19,931
Pacer International, Inc. (a)		1,144	30,019
Park Ohio Holdings Corp. (a)		534	10,135
UTI Worldwide, Inc.		907	68,442
			542,921
Airlines – 0.2%
FLYi, Inc. (a)		1,628	505
Frontier Airlines, Inc. (a)		1,009	10,948
JetBlue Airways Corp. (a)		2,831	53,931

	87		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Airlines – continued
MAIR Holdings, Inc. (a)		412	$3,667
Mesa Air Group, Inc. (a)		1,202	9,496
Northwest Airlines Corp. (a)		2,937	14,773
Republic Airways Holdings, Inc. (a)		728	9,770
Ryanair Holdings PLC sponsored ADR (a)		1,792	82,056
SkyWest, Inc.		1,796	42,583
World Air Holdings, Inc. (a)		610	6,143
			233,872
Building Products 0.1%
Aaon, Inc. (a)		572	10,365
American Woodmark Corp.		472	17,700
Apogee Enterprises, Inc.		1,140	18,308
Builders FirstSource, Inc.		825	16,748
Quixote Corp.		363	8,353
Universal Forest Products, Inc.		539	29,338
			100,812
Commercial Services & Supplies – 1.6%
Advisory Board Co. (a)		600	31,338
American Ecology Corp.		607	11,909
Asset Acceptance Capital Corp. (a)		1,057	30,516
BB Holdings Ltd. (non-vtg.)		2,215	14,730
Carlisle Group Ltd.		886	2,645
Casella Waste Systems, Inc. Class A (a)		872	11,545
CBIZ, Inc. (a)		3,462	16,064
Cintas Corp.		4,988	205,755
Clean Harbors, Inc. (a)		581	16,210
Coinstar, Inc. (a)		803	15,410
Copart, Inc. (a)		2,886	71,255
Corporate Executive Board Co.		1,250	100,963
CoStar Group, Inc. (a)		561	26,232
CRA International, Inc. (a)		352	16,540
DiamondCluster International, Inc. (a)		1,326	13,366
Duratek, Inc. (a)		595	12,477
Exponent, Inc. (a)		514	15,420
FirstService Corp. (sub. vtg.) (a)		1,017	23,244
G&K Services, Inc. Class A		682	29,306
Healthcare Services Group, Inc.		703	12,970
Heidrick & Struggles International, Inc. (a)		704	23,246
Herman Miller, Inc.		2,020	60,398
Hudson Highland Group, Inc. (a)		722	18,151
Huron Consulting Group, Inc.		528	13,226

Quarterly Report	88

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Commercial Services & Supplies – continued
ICT Group, Inc. (a)		610	$7,290
Integrated Alarm Services Group, Inc. (a)		1,107	4,461
Intersections, Inc. (a)		491	5,151
Kelly Services, Inc. Class A (non-vtg.)		1,122	32,796
Kforce, Inc. (a)		1,261	12,736
Layne Christensen Co. (a)		374	9,616
Learning Tree International, Inc. (a)		729	8,989
LECG Corp. (a)		528	12,160
McGrath RentCorp.		924	22,777
Mobile Mini, Inc. (a)		550	23,056
Monster Worldwide, Inc. (a)		3,323	103,811
NCO Group, Inc. (a)		822	17,246
On Assignment, Inc. (a)		1,232	8,538
PICO Holdings, Inc. (a)		311	9,566
Portfolio Recovery Associates, Inc. (a)		484	19,345
PRG-Schultz International, Inc. (a)		2,420	7,913
Providence Service Corp. (a)		594	17,517
Resources Connection, Inc. (a)		1,499	43,471
School Specialty, Inc. (a)		550	26,351
SOURCECORP, Inc. (a)		572	11,720
Stericycle, Inc. (a)		1,328	77,197
Synagro Technologies, Inc.		2,149	11,175
Teletech Holdings, Inc. (a)		2,453	20,801
Tetra Tech, Inc. (a)		1,598	25,200
TRM Corp. (a)		732	11,390
United Stationers, Inc. (a)		899	42,163
Waste Industries USA, Inc.		519	6,737
Waste Services, Inc. (a)		1,766	6,358
WCA Waste Corp. (a)		656	5,346
West Corp. (a)		2,049	79,378
			1,483,171
Construction & Engineering – 0.1%
Foster Wheeler Ltd. (a)		1,322	35,562
Insituform Technologies, Inc. Class A (a)		822	17,015
Washington Group International, Inc. (a)		770	40,687
			93,264
Electrical Equipment – 0.6%
Active Power, Inc. (a)		1,149	3,976
American Power Conversion Corp.		5,747	150,399
American Superconductor Corp. (a)		829	8,456

	89		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Electrical Equipment – continued
Artesyn Technologies, Inc. (a)		1,506	$13,825
Capstone Turbine Corp. (a)		5,445	26,408
Color Kinetics, Inc. (a)		601	9,249
Deswell Industries, Inc.		627	9,380
Distributed Energy Systems Corp. (a)		870	5,881
Encore Wire Corp. (a)		753	10,617
Energy Conversion Devices, Inc. (a)		726	25,199
Evergreen Solar, Inc. (a)		1,785	12,584
Franklin Electric Co., Inc.		550	23,238
FuelCell Energy, Inc. (a)		1,499	17,074
Genlyte Group, Inc. (a)		726	35,726
Hydrogenics Corp. (a)		2,149	8,183
II-VI, Inc. (a)		1,034	18,385
LSI Industries, Inc.		1,054	16,168
Medis Technologies Ltd. (a)		935	15,194
Microvision, Inc. (a)		1,719	9,592
Plug Power, Inc. (a)		2,269	16,723
Powell Industries, Inc. (a)		561	12,404
Power-One, Inc. (a)		2,706	13,097
Preformed Line Products Co.		140	6,069
Ultralife Batteries, Inc. (a)		657	8,699
Valence Technology, Inc. (a)		2,838	7,833
Vicor Corp.		1,158	18,470
Woodward Governor Co.		352	28,706
			531,535
Industrial Conglomerates – 0.0%
Raven Industries, Inc.		726	18,876
Westaim Corp. (a)		3,245	10,962
			29,838
Machinery – 0.8%
3D Systems Corp. (a)		495	11,138
A.S.V., Inc. (a)		1,012	23,468
American Science & Engineering, Inc. (a)		306	19,355
Astec Industries, Inc. (a)		954	29,622
Bucyrus International, Inc. Class A		414	18,680
Commercial Vehicle Group, Inc.		485	10,054
Dynamic Materials Corp.		163	6,582
Flanders Corp. (a)		941	10,097
Flow International Corp. (a)		1,561	13,628
FreightCar America, Inc.		349	13,349

Quarterly Report	90

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Machinery – continued
Gehl Co. (a)		282	$8,553
Joy Global, Inc.		2,482	118,640
Lincoln Electric Holdings, Inc.		1,122	42,277
Middleby Corp. (a)		243	15,970
Nordson Corp.		1,042	37,012
PACCAR, Inc.		4,808	336,945
Pure Cycle Corp. (a)		1,148	8,438
Sun Hydraulics Corp.		238	4,758
Tecumseh Products Co.		403	10,337
Tecumseh Products Co. Class A (non-vtg.)		385	10,245
TurboChef Technologies, Inc. (a)		682	11,519
Volvo AB sponsored ADR		525	22,622
			783,289
Marine – 0.2%
Alexander & Baldwin, Inc.		1,365	71,540
Aries Maritime Transport Ltd.		734	11,144
DryShips, Inc.		828	13,231
Eagle Bulk Shipping, Inc.		623	8,099
Genco Shipping & Trading Ltd.		570	11,685
Stolt-Nielsen SA Class B sponsored ADR		766	29,660
			145,359
Road & Rail 0.6%
AMERCO (a)		516	30,883
Arkansas Best Corp.		748	25,185
Celadon Group, Inc. (a)		581	11,893
Covenant Transport, Inc. Class A (a)		630	7,919
Frozen Food Express Industries, Inc. (a)		1,255	13,429
Heartland Express, Inc.		2,130	42,430
J.B. Hunt Transport Services, Inc.		4,450	80,412
Landstar System, Inc.		1,631	59,238
Marten Transport Ltd. (a)		594	14,612
Old Dominion Freight Lines, Inc. (a)		660	21,107
P.A.M. Transportation Services, Inc. (a)		473	7,994
Patriot Transportation Holding, Inc. (a)		175	10,383
SCS Transportation, Inc. (a)		671	10,770
Swift Transportation Co., Inc. (a)		2,417	48,195
U.S. Xpress Enterprises, Inc. Class A (a)		509	6,704
Universal Truckload Services, Inc.		407	7,037
USA Truck, Inc. (a)		316	7,606
Vitran Corp., Inc. (a)		286	4,602

	91		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Road & Rail – continued
Werner Enterprises, Inc.		2,603	$46,464
Yellow Roadway Corp. (a)		1,666	78,052
			534,915
Trading Companies & Distributors – 0.2%
Aceto Corp.		720	5,292
Beacon Roofing Supply, Inc.		748	24,310
Electro Rent Corp. (a)		1,199	16,151
Fastenal Co.		2,185	132,367
Lawson Products, Inc.		440	17,116
NuCo2, Inc. (a)		460	11,518
UAP Holding Corp.		1,445	24,796
			231,550

TOTAL INDUSTRIALS			5,007,979

INFORMATION TECHNOLOGY – 49.0%
Communications Equipment – 8.1%
3Com Corp. (a)		11,121	37,811
ADC Telecommunications, Inc. (a)		3,598	75,342
Adtran, Inc.		2,230	57,579
Airspan Networks, Inc. (a)		1,115	5,207
Alvarion Ltd. (a)		1,940	16,723
Anaren, Inc. (a)		872	12,051
Andrew Corp. (a)		4,581	52,819
Arris Group, Inc. (a)		2,684	28,155
AudioCodes Ltd. (a)		1,434	14,125
Avanex Corp. (a)		4,273	3,589
Avici Systems, Inc. (a)		882	3,925
Avocent Corp. (a)		1,483	49,414
Bel Fuse, Inc. Class B		274	8,815
Black Box Corp.		572	24,579
C-COR, Inc. (a)		1,573	11,782
Carrier Access Corp. (a)		1,814	10,793
Centillium Communications, Inc. (a)		1,283	3,644
CIENA Corp. (a)		17,144	38,574
Cisco Systems, Inc. (a)		183,022	3,224,848
Comtech Telecommunications Corp. (a)		759	26,641
Comverse Technology, Inc. (a)		5,802	149,576
Digi International, Inc. (a)		423	4,488
Ditech Communications Corp. (a)		1,206	8,876

Quarterly Report	92

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
ECI Telecom Ltd. (a)		4,009	$30,709
EFJ, Inc. (a)		1,415	12,098
Endwave Corp. (a)		230	7,135
Extreme Networks, Inc. (a)		3,954	17,081
F5 Networks, Inc. (a)		889	36,707
Finisar Corp. (a)		7,103	6,393
Foundry Networks, Inc. (a)		3,847	45,010
Glenayre Technologies, Inc. (a)		2,357	9,287
Harmonic, Inc. (a)		2,387	14,083
Inter-Tel, Inc.		833	18,451
InterDigital Communication Corp. (a)		1,756	31,222
Ixia (a)		1,995	35,830
JDS Uniphase Corp. (a)		41,189	65,491
Juniper Networks, Inc. (a)		15,741	357,950
MRV Communications, Inc. (a)		4,262	9,078
NETGEAR, Inc. (a)		921	20,419
Network Engines, Inc. (a)		1,338	1,994
Nice Systems Ltd. sponsored ADR (a)		275	11,891
NMS Communications Corp. (a)		1,484	4,897
Oplink Communications, Inc. (a)		5,901	9,324
Orckit Communications Ltd. (a)		558	13,158
Packeteer, Inc. (a)		1,118	13,215
Paradyne Networks, Inc. (a)		3,651	10,405
PC-Tel, Inc. (a)		828	7,220
Polycom, Inc. (a)		2,908	51,791
Powerwave Technologies, Inc. (a)		3,558	37,288
Qiao Xing Universal Telephone, Inc. (a)		620	3,484
QUALCOMM, Inc.		46,730	1,855,648
RADWARE Ltd. (a)		682	11,144
Redback Networks, Inc. (a)		1,510	13,650
REMEC, Inc. (a)		849	5,094
Research In Motion Ltd. (a)		5,420	423,582
SafeNet, Inc. (a)		711	22,752
SCM Microsystems, Inc. (a)		1,129	3,082
SeaChange International, Inc. (a)		972	5,949
Sierra Wireless, Inc. (a)		556	4,042
SiRF Technology Holdings, Inc. (a)		1,265	32,131
Sonus Networks, Inc. (a)		6,657	31,354
SpectraLink Corp.		645	8,314
Stratex Networks, Inc. (a)		3,407	8,347
Superior Essex, Inc. (a)		497	9,363

	93		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Sycamore Networks, Inc. (a)	8,622	$32,246
Symmetricom, Inc. (a)	1,797	15,598
Tekelec (a)	1,944	38,316
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,249	113,390
Tellabs, Inc. (a)	13,348	118,664
Terayon Communication Systems, Inc. (a)	2,695	8,920
Tollgrade Communications, Inc. (a)	524	5,764
UTStarcom, Inc. (a)	3,065	23,601
Verso Technologies, Inc. (a)	8,456	2,537
ViaSat, Inc. (a)	866	20,559
Westell Technologies, Inc. Class A (a)	1,639	6,113
WJ Communications, Inc. (a)	2,486	3,033
Zhone Technologies, Inc. (a)	2,713	7,189
		7,581,349
Computers & Peripherals – 5.3%
ActivCard Corp. (a)	1,595	7,576
Adaptec, Inc. (a)	3,734	12,397
Advanced Digital Information Corp. (a)	2,028	18,110
Apple Computer, Inc. (a)	23,488	1,102,292
Avid Technology, Inc. (a)	1,158	43,251
Brocade Communications Systems, Inc. (a)	7,925	31,621
Concurrent Computer Corp. (a)	2,541	4,421
Cray, Inc. (a)	2,193	2,434
Creative Technology Ltd. (Nasdaq)	2,497	21,050
Dell, Inc. (a)	69,382	2,469,999
Dot Hill Systems Corp. (a)	1,074	6,283
Electronics for Imaging, Inc. (a)	1,587	31,423
Hutchinson Technology, Inc. (a)	789	20,830
InFocus Corp. (a)	1,895	6,765
Intergraph Corp. (a)	911	37,178
Komag, Inc. (a)	822	27,422
Logitech International SA sponsored ADR (a)	398	14,933
M Systems Flash Disk Pioneers Ltd. (a)	877	23,162
McDATA Corp.:
Class A (a)	3,836	20,638
Class B (a)	1,349	6,705
Mobility Electronics, Inc. (a)	998	10,928
Neoware Systems, Inc. (a)	542	5,929
Network Appliance, Inc. (a)	10,376	246,326
Novatel Wireless, Inc. (a)	1,042	12,577

Quarterly Report 94

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
Palm, Inc. (a)		1,417	$48,433
Presstek, Inc. (a)		1,459	18,135
QLogic Corp. (a)		2,809	97,079
Rackable Systems, Inc.		497	6,362
Rimage Corp. (a)		693	16,729
SanDisk Corp. (a)		5,188	201,450
SBS Technologies, Inc. (a)		784	7,573
Scitex Corp. Ltd. (a)		1,750	10,833
SimpleTech, Inc. (a)		1,495	7,116
Stratasys, Inc. (a)		277	7,847
Sun Microsystems, Inc. (a)		96,263	365,799
Synaptics, Inc. (a)		880	14,520
Transact Technologies, Inc. (a)		432	3,084
			4,989,210
Electronic Equipment & Instruments – 1.8%
Aeroflex, Inc. (a)		2,636	24,488
Agilysys, Inc.		1,272	22,832
Applied Films Corp. (a)		374	8,464
BEI Technologies, Inc.		627	21,876
Bell Microproducts, Inc. (a)		1,630	16,512
Brightpoint, Inc. (a)		628	17,998
CDW Corp.		2,395	141,497
Cherokee International Corp. (a)		530	2,147
Cogent, Inc.		2,526	67,899
Cognex Corp.		1,320	39,270
Coherent, Inc. (a)		932	29,628
CyberOptics Corp. (a)		340	4,678
Daktronics, Inc.		726	15,878
DDi Corp. (a)		587	540
DTS, Inc. (a)		635	11,640
Echelon Corp. (a)		1,338	11,346
Electro Scientific Industries, Inc. (a)		976	21,648
Excel Technology, Inc. (a)		462	11,499
FARO Technologies, Inc. (a)		506	10,454
Flextronics International Ltd. (a)		15,652	204,415
FLIR Systems, Inc. (a)		1,919	61,965
Global Imaging Systems, Inc. (a)		594	19,632
GSI Lumonics, Inc. (a)		1,499	15,053
Identix, Inc. (a)		3,132	15,441
INTAC International (a)		533	3,113

	95		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
International DisplayWorks, Inc. (a)		828	$5,465
Itron, Inc. (a)		638	29,520
Lexar Media, Inc. (a)		2,093	13,102
Lipman Electronic Engineer Ltd. (Nasdaq)		733	23,405
Littelfuse, Inc. (a)		737	20,503
LoJack Corp. (a)		770	16,239
M Flex Electronix, Inc. (a)		824	21,053
Magal Security Systems Ltd.		283	2,929
Mechanical Technology, Inc. (a)		873	2,977
Merix Corp. (a)		641	3,936
Methode Electronics, Inc. Class A		1,158	14,267
Metrologic Instruments, Inc. (a)		459	7,688
Molex, Inc.		3,084	82,528
Molex, Inc. Class A (non-vtg.)		2,472	63,036
MTS Systems Corp.		800	32,976
National Instruments Corp.		2,262	64,218
Newport Corp. (a)		1,327	17,702
NU Horizons Electronics Corp. (a)		1,202	7,332
Optimal Group, Inc. Class A (a)		1,053	22,050
Orbotech Ltd. (a)		1,031	25,455
OSI Systems, Inc. (a)		517	8,618
PC Connection, Inc. (a)		1,009	5,610
Pemstar, Inc. (a)		2,255	2,390
Photon Dynamics, Inc. (a)		561	10,940
Planar Systems, Inc. (a)		477	3,659
Plexus Corp. (a)		1,470	25,108
RadiSys Corp. (a)		693	12,938
Richardson Electronics Ltd.		883	6,887
Rofin-Sinar Technologies, Inc. (a)		418	15,111
Sanmina-SCI Corp. (a)		15,693	79,564
ScanSource, Inc. (a)		385	17,194
SpatiaLight, Inc. (a)		2,277	11,135
Staktek Holdings, Inc. (a)		1,455	4,816
Suntron Corp. (a)		2,002	2,723
Superconductor Technologies, Inc. (a)		2,585	1,758
Taser International, Inc. (a)		1,983	17,153
Tech Data Corp. (a)		1,631	59,711
Trimble Navigation Ltd. (a)		1,535	56,058
TTM Technologies, Inc. (a)		1,305	10,101
Universal Display Corp. (a)		972	12,723
Viisage Technology, Inc. (a)		1,605	6,934

Quarterly Report	96

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
X Rite, Inc.	883	$11,117
Xyratex Ltd. (a)	1,195	19,299
Zomax, Inc. (a)	1,705	5,627
Zygo Corp. (a)	741	9,151
		1,692,619
Internet Software & Services – 4.4%
Akamai Technologies, Inc. (a)	3,907	54,073
Aladdin Knowledge Systems Ltd. (a)	391	7,312
aQuantive, Inc. (a)	2,028	36,626
Ariba, Inc. (a)	2,051	12,183
Art Technology Group, Inc. (a)	3,701	3,738
AsiaInfo Holdings, Inc. (a)	1,661	8,355
Autobytel, Inc. (a)	1,283	6,415
Baidu.com, Inc. ADR	105	8,513
Bankrate, Inc. (a)	745	17,686
Blue Coat Systems, Inc. (a)	293	11,556
Chordiant Software, Inc. (a)	2,629	6,467
Click Commerce, Inc. (a)	331	5,928
CMGI, Inc. (a)	13,323	22,516
CNET Networks, Inc. (a)	4,408	58,979
Corillian Corp. (a)	1,103	3,585
Cryptologic, Inc.	348	6,291
Digital Insight Corp. (a)	1,064	28,771
Digital River, Inc. (a)	976	37,068
Digitas, Inc. (a)	2,999	35,148
EarthLink, Inc. (a)	4,971	48,517
eCollege.com (a)	619	7,768
Entrust, Inc. (a)	2,541	15,170
Equinix, Inc. (a)	670	26,110
Google, Inc. Class A (sub. vtg.)	5,120	1,464,320
Greenfield Online, Inc. (a)	479	4,459
Homestore, Inc. (a)	4,559	17,324
Housevalues, Inc.	623	8,124
InfoSpace, Inc. (a)	1,031	25,734
Internet Capital Group, Inc. (a)	1,070	8,624
Interwoven, Inc. (a)	1,093	8,744
iPass, Inc. (a)	1,775	9,905
IPIX Corp. (a)	431	1,694
iVillage, Inc. (a)	2,912	18,695
j2 Global Communications, Inc. (a)	748	28,072

97		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
Jupitermedia Corp. (a)		1,241	$20,725
Keynote Systems, Inc. (a)		938	12,307
Kintera, Inc. (a)		1,195	3,537
LivePerson, Inc. (a)		1,672	5,434
LookSmart Ltd. (a)		3,517	2,462
Mamma.com, Inc. (a)		1,060	3,021
Marchex, Inc. Class B (a)		417	6,122
MatrixOne, Inc. (a)		2,094	9,570
MIVA, Inc. (a)		685	3,768
NaviSite, Inc. (a)		2,916	4,636
Neoforma, Inc. (a)		707	5,317
Net2Phone, Inc. (a)		1,550	2,713
Netease.com, Inc. sponsored ADR (a)		483	35,100
NetRatings, Inc. (a)		1,426	18,681
NIC, Inc. (a)		2,508	13,042
Online Resources & Comms Corp. (a)		718	6,886
Open Text Corp. (a)		1,270	14,775
Openwave Systems, Inc. (a)		1,918	33,009
RADVision Ltd. (a)		493	5,650
RealNetworks, Inc. (a)		5,194	27,996
Register.com, Inc. (a)		741	5,646
S1 Corp. (a)		2,772	11,781
SAVVIS Communications Corp. (a)		4,899	4,752
Selectica, Inc. (a)		2,321	7,381
Sina Corp. (a)		1,419	40,796
SkillSoft PLC sponsored ADR (a)		2,706	10,418
Sohu.com, Inc. (a)		1,097	19,176
SonicWALL, Inc. (a)		2,607	15,564
Stellent, Inc. (a)		1,118	9,022
Supportsoft, Inc. (a)		1,151	5,571
Tom Online, Inc. sponsored ADR (a)		217	3,320
Travelzoo, Inc. (a)		559	12,930
Tumbleweed Communications Corp. (a)		1,550	5,115
United Online, Inc.		1,858	24,210
ValueClick, Inc. (a)		2,552	36,851
VeriSign, Inc. (a)		7,470	162,846
Vignette Corp. (a)		897	13,625
Vitria Technology, Inc. (a)		1,720	5,882
WebEx Communications, Inc. (a)		1,309	33,746
webMethods, Inc. (a)		1,797	12,238
Websense, Inc. (a)		748	37,318

Quarterly Report	98

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
Workstream, Inc. (a)	2,121	$3,288
Yahoo!, Inc. (a)	40,028	1,334,534
Zix Corp. (a)	1,180	2,844
		4,118,075
IT Services – 1.5%
Acxiom Corp.	2,505	49,649
Answerthink, Inc. (a)	1,225	4,998
Applied Digital Solutions, Inc. (a)	1,532	4,719
Carreker Corp. (a)	959	6,109
CheckFree Corp. (a)	2,721	100,106
Cognizant Technology Solutions Corp. Class A (a)	3,792	172,650
Covansys Corp. (a)	1,710	27,360
CSG Systems International, Inc. (a)	1,741	35,499
Elron Electronic Industries Ltd. (a)	1,213	15,720
Euronet Worldwide, Inc. (a)	1,074	30,093
Fiserv, Inc. (a)	5,593	250,958
Forrester Research, Inc. (a)	869	18,153
Gevity HR, Inc.	660	14,718
iGate Corp. (a)	2,193	8,268
Indus International, Inc. (a)	3,756	9,014
Infocrossing, Inc. (a)	848	7,513
Infosys Technologies Ltd. sponsored ADR	255	18,051
infoUSA, Inc.	1,984	21,328
Intrado, Inc. (a)	561	8,415
iPayment, Inc. (a)	450	17,483
Kanbay International, Inc. (a)	918	20,462
Lightbridge, Inc. (a)	1,158	8,743
Lionbridge Technologies, Inc. (a)	1,562	10,497
ManTech International Corp. Class A (a)	550	17,056
Ness Technologies, Inc.	882	7,647
Paychex, Inc.	10,640	363,143
Pegasus Solutions, Inc. (a)	905	8,869
RightNow Technologies, Inc.	810	9,339
Sapient Corp. (a)	4,496	32,326
SI International, Inc. (a)	446	13,995
SM&A (a)	817	7,255
Sykes Enterprises, Inc. (a)	1,720	18,318
Syntel, Inc.	1,199	22,481
TALX Corp.	660	23,536
Telvent GIT SA	1,018	11,503

99		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
IT Services – continued
Tier Technologies, Inc. Class B (a)		1,092	$9,500
Zanett, Inc. (a)		2,717	9,836
			1,415,310
Office Electronics – 0.1%
Zebra Technologies Corp. Class A (a)		1,954	73,001
Semiconductors & Semiconductor Equipment – 11.1%
8X8, Inc. (a)		4,439	8,434
Actel Corp. (a)		737	10,141
ADE Corp. (a)		605	13,201
Advanced Analogic Technologies, Inc.		575	7,418
Advanced Energy Industries, Inc. (a)		1,097	13,076
Alliance Semiconductor Corp. (a)		1,874	5,022
Altera Corp. (a)		10,510	229,854
AMIS Holdings, Inc. (a)		1,980	23,701
Amkor Technology, Inc. (a)		5,171	26,372
Applied Materials, Inc.		46,944	859,545
Applied Micro Circuits Corp. (a)		9,407	25,869
ARM Holdings PLC sponsored ADR		1,507	9,509
ASE Test Ltd. (a)		3,246	20,304
ASM International NV (Nasdaq) (a)		737	11,460
ASML Holding NV (NY Shares) (a)		3,683	62,243
Asyst Technologies, Inc. (a)		1,331	6,402
Atheros Communications, Inc. (a)		1,278	13,291
ATI Technologies, Inc. (a)		7,134	86,602
Atmel Corp. (a)		14,776	30,439
ATMI, Inc. (a)		965	29,751
August Technology Corp. (a)		356	4,279
Axcelis Technologies, Inc. (a)		3,363	19,842
Broadcom Corp. Class A (a)		7,668	333,558
Brooks Automation, Inc. (a)		1,232	17,494
Cabot Microelectronics Corp. (a)		726	21,642
California Micro Devices Corp. (a)		1,079	7,758
Camtek Ltd. (a)		2,192	6,708
Ceva, Inc. (a)		927	4,820
China Energy Savings Technology, Inc. (a)		676	4,718
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)		2,430	15,431
Cirrus Logic, Inc. (a)		3,032	23,953
Cohu, Inc.		660	16,117
Conexant Systems, Inc. (a)		13,602	23,395
Credence Systems Corp. (a)		3,058	27,124

Quarterly Report	100

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Cree, Inc. (a)	2,185	$56,023
Cymer, Inc. (a)	1,064	35,644
Diodes, Inc. (a)	638	23,128
DSP Group, Inc. (a)	943	24,018
EMCORE Corp. (a)	448	2,307
Entegris, Inc. (a)	3,849	40,299
ESS Technology, Inc. (a)	1,360	5,195
Exar Corp. (a)	1,283	20,028
FEI Co. (a)	1,064	22,270
FormFactor, Inc. (a)	1,363	37,033
Genesis Microchip, Inc. (a)	1,085	28,525
Helix Technology Corp.	899	14,078
Hittite Microwave Corp.	689	14,133
ICOS Vision Systems NV (a)	424	12,508
Integrated Circuit Systems, Inc. (a)	2,020	42,541
Integrated Device Technology, Inc. (a)	3,291	35,214
Integrated Silicon Solution, Inc. (a)	1,107	9,808
Intel Corp.	176,387	4,536,674
Intersil Corp. Class A	4,101	86,121
Intevac, Inc. (a)	959	12,534
IXYS Corp. (a)	1,213	12,579
KLA Tencor Corp.	5,615	285,017
Kopin Corp. (a)	2,431	15,729
Kulicke & Soffa Industries, Inc. (a)	1,764	14,747
Lam Research Corp. (a)	3,847	121,950
Lattice Semiconductor Corp. (a)	3,602	15,993
Leadis Technology, Inc. (a)	755	5,406
Linear Technology Corp.	8,593	325,932
LTX Corp. (a)	1,720	7,327
Marvell Technology Group Ltd. (a)	7,996	377,331
Mattson Technology, Inc. (a)	1,617	15,362
Maxim Integrated Products, Inc.	9,108	388,456
Micrel, Inc. (a)	2,905	36,603
Microchip Technology, Inc.	5,945	185,008
Microsemi Corp. (a)	1,809	43,579
Microtune, Inc. (a)	2,305	14,130
Mindspeed Technologies, Inc. (a)	2,826	5,087
MIPS Technologies, Inc. (a)	1,455	9,123
MKS Instruments, Inc. (a)	1,653	29,357
Monolithic System Technology, Inc. (a)	1,118	5,534
Nanometrics, Inc. (a)	722	8,613

101		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Netlogic Microsystems, Inc. (a)		742	$15,337
Novellus Systems, Inc. (a)		3,697	99,117
NVE Corp. (a)		145	2,092
NVIDIA Corp. (a)		4,944	151,682
O2Micro International Ltd. (a)		1,206	20,176
Omnivision Technologies, Inc. (a)		1,566	22,958
ON Semiconductor Corp. (a)		7,521	43,246
PDF Solutions, Inc. (a)		1,002	15,721
Pericom Semiconductor Corp. (a)		1,074	9,462
Photronics, Inc. (a)		1,042	21,642
Pixelworks, Inc. (a)		1,371	10,104
PLX Technology, Inc. (a)		1,191	11,267
PMC-Sierra, Inc. (a)		5,160	43,757
PortalPlayer, Inc.		645	17,112
Power Integrations, Inc. (a)		910	20,129
Rambus, Inc. (a)		2,933	30,797
RF Micro Devices, Inc. (a)		5,703	37,355
Rudolph Technologies, Inc. (a)		572	8,391
Semitool, Inc. (a)		1,283	10,354
Semtech Corp. (a)		2,229	36,444
SigmaTel, Inc. (a)		965	18,673
Silicon Image, Inc. (a)		2,409	24,885
Silicon Laboratories, Inc. (a)		1,488	46,173
Silicon Storage Technology, Inc. (a)		3,091	15,022
Skyworks Solutions, Inc. (a)		4,295	32,384
Standard Microsystems Corp. (a)		550	14,328
STATS ChipPAC Ltd. sponsored ADR (a)		1,232	7,848
Supertex, Inc. (a)		517	14,993
Tessera Technologies, Inc. (a)		1,357	45,025
Therma-Wave, Inc. (a)		1,414	2,489
Tower Semicondutor Ltd. (a)		3,176	4,034
Transmeta Corp. (a)		4,735	8,523
Transwitch Corp. (a)		3,976	6,640
Trident Microsystems, Inc. (a)		688	24,163
Tripath Technology, Inc. (a)		1,863	1,323
TriQuint Semiconductor, Inc. (a)		4,603	17,768
Ultratech, Inc. (a)		759	11,598
Varian Semiconductor Equipment Associates, Inc. (a)		1,031	46,715
Veeco Instruments, Inc. (a)		976	17,929
Virage Logic Corp. (a)		962	7,407
Vitesse Semiconductor Corp. (a)		6,437	14,097

Quarterly Report	102

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Volterra Semiconductor Corp. (a)	952	$11,386
White Electronic Designs Corp. (a)	905	4,706
Xilinx, Inc.	9,650	271,069
Zilog, Inc. (a)	1,861	4,820
Zoran Corp. (a)	1,375	21,670
		10,323,228
Software 16.7%
Activision, Inc. (a)	5,235	117,002
Actuate Corp. (a)	2,827	6,643
Adobe Systems, Inc.	14,033	379,452
Advent Software, Inc. (a)	1,097	30,233
Agile Software Corp. (a)	1,775	11,786
Altiris, Inc. (a)	800	10,440
Ansoft Corp. (a)	539	14,170
Ansys, Inc. (a)	902	34,051
Aspect Communications Corp. (a)	2,344	26,956
Aspen Technology, Inc. (a)	2,329	11,692
Atari, Inc. (a)	2,673	3,395
Authentidate Holding Corp. (a)	1,775	5,503
Autodesk, Inc.	6,579	284,213
BEA Systems, Inc. (a)	11,912	105,064
Blackbaud, Inc.	1,195	15,666
Blackboard, Inc. (a)	726	17,540
Borland Software Corp. (a)	2,585	15,794
Bottomline Technologies, Inc. (a)	794	12,212
Business Objects SA sponsored ADR (a)	812	27,072
Captaris, Inc. (a)	1,995	7,441
Catapult Communications Corp. (a)	726	11,558
CCC Information Services Group, Inc. (a)	811	20,778
Cdc Corp. Class A (a)	3,121	8,988
Check Point Software Technologies Ltd. (a)	7,240	163,334
Citrix Systems, Inc. (a)	4,856	115,573
Cognos, Inc. (a)	2,690	96,695
Compuware Corp. (a)	11,791	106,826
Concur Technologies, Inc. (a)	1,107	13,118
Convera Corp. Class A (a)	2,006	20,140
CyberGuard Corp. (a)	916	7,603
Digimarc Corp. (a)	722	4,780
E.piphany, Inc. (a)	2,838	11,863
Electronic Arts, Inc. (a)	8,844	506,584

103		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Software – continued
Embarcadero Technologies, Inc. (a)		1,027	$6,090
Epicor Software Corp. (a)		1,489	19,863
EPIQ Systems, Inc. (a)		594	10,906
Evolving Systems, Inc. (a)		709	1,333
FalconStor Software, Inc. (a)		1,863	11,662
FileNET Corp. (a)		1,108	29,440
Geac Computer Corp. Ltd. (a)		1,829	18,181
Hummingbird Ltd. (a)		660	14,923
Hyperion Solutions Corp. (a)		1,086	47,100
i2 Technologies, Inc. (a)		646	15,129
Informatica Corp. (a)		2,739	31,279
Intellisync Corp. (a)		1,940	7,876
Internet Security Systems, Inc. (a)		1,609	36,556
InterVideo, Inc. (a)		440	4,404
Intervoice, Inc. (a)		1,245	11,666
Intuit, Inc. (a)		5,328	244,236
Jack Henry & Associates, Inc.		2,607	51,045
JAMDAT Mobile, Inc.		559	13,299
JDA Software Group, Inc. (a)		976	13,810
Kronos, Inc. (a)		888	38,477
Lawson Software, Inc. (a)		3,143	20,367
Macromedia, Inc. (a)		1,944	71,831
Macrovision Corp. (a)		1,463	27,066
Magic Software Enterprises Ltd. (a)		2,018	3,733
Magma Design Automation, Inc. (a)		1,042	9,222
Majesco Entertainment Co. (a)		623	1,632
Manhattan Associates, Inc. (a)		910	19,237
Manugistics Group, Inc. (a)		2,596	4,932
Mentor Graphics Corp. (a)		2,089	17,819
Mercury Interactive Corp. (a)		2,434	89,255
Micromuse, Inc. (a)		2,541	16,948
MICROS Systems, Inc. (a)		1,122	50,030
Microsoft Corp.		308,984	8,466,107
MicroStrategy, Inc. Class A (a)		407	31,339
Motive, Inc. (a)		877	5,630
MRO Software, Inc. (a)		892	15,048
Napster, Inc. (a)		976	3,963
NDS Group PLC sponsored ADR (a)		538	19,142
Net 1 UEPS Technologies, Inc. (a)		1,035	25,596
NetIQ Corp. (a)		1,841	21,595
NetScout Systems, Inc. (a)		1,841	9,518

Quarterly Report	104

Common Stocks continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Software – continued
Novell, Inc. (a)	10,243	$67,399
Nuance Communications, Inc. (a)	1,470	8,173
NYFIX, Inc. (a)	1,584	10,280
Open Solutions, Inc. (a)	518	11,696
OpenTV Corp. Class A (a)	3,341	9,756
Opnet Technologies, Inc. (a)	767	5,921
Opsware, Inc. (a)	2,629	12,146
Oracle Corp. (a)	146,648	1,902,025
PalmSource, Inc. (a)	333	3,303
Parametric Technology Corp. (a)	8,882	53,825
Pegasystems, Inc. (a)	1,316	8,120
Pervasive Software, Inc. (a)	1,180	5,369
Phase Forward, Inc. (a)	1,017	7,902
Phoenix Technologies Ltd. (a)	1,415	10,570
Plato Learning, Inc. (a)	1,129	8,016
Progress Software Corp. (a)	1,086	33,297
QAD, Inc.	1,206	9,950
Quality Systems, Inc.	462	30,030
Quest Software, Inc. (a)	2,746	37,236
Radiant Systems, Inc. (a)	972	11,479
Red Hat, Inc. (a)	5,373	76,350
Renaissance Learning, Inc.	976	16,387
Retalix Ltd. (a)	583	13,881
RSA Security, Inc. (a)	1,848	24,283
ScanSoft, Inc. (a)	4,157	20,494
SCO Group, Inc. (a)	565	2,627
Secure Computing Corp. (a)	1,173	13,525
SERENA Software, Inc. (a)	1,287	24,299
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	826	27,473
Siebel Systems, Inc.	14,600	120,450
Sonic Solutions, Inc. (a)	715	14,128
SPSS, Inc. (a)	737	16,067
SS&C Technologies, Inc.	869	31,710
SSA Global Technologies, Inc.	1,759	27,423
Symantec Corp. (a)	34,075	714,894
Synopsys, Inc. (a)	4,464	84,816
Synplicity, Inc. (a)	1,561	12,410
Take-Two Interactive Software, Inc. (a)	1,822	43,364
THQ, Inc. (a)	1,111	37,341
TIBCO Software, Inc. (a)	6,558	50,103
Transaction Systems Architects, Inc. Class A (a)	1,166	31,225

105		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
Software – continued
Ulticom, Inc. (a)		1,404	$14,939
Ultimate Software Group, Inc. (a)		1,140	20,805
VA Software Corp. (a)		2,365	3,760
Vasco Data Security International, Inc. (a)		1,112	11,676
Verint Systems, Inc. (a)		932	35,546
Verity, Inc. (a)		1,239	12,415
Wind River Systems, Inc. (a)		2,493	32,758
Witness Systems, Inc. (a)		1,064	19,258
			15,582,350

TOTAL INFORMATION TECHNOLOGY			45,775,142

MATERIALS 0.9%
Chemicals – 0.4%
A. Schulman, Inc.		1,075	19,576
Akzo Nobel NV sponsored ADR		1,778	73,378
Hawkins, Inc.		423	5,245
LESCO, Inc. (a)		850	12,538
Methanex Corp.		3,722	56,282
Pioneer Companies, Inc. (a)		395	8,737
Sigma Aldrich Corp.		1,845	115,128
Symyx Technologies, Inc. (a)		1,009	28,242
Zoltek Companies, Inc. (a)		656	6,396
			325,522
Containers & Packaging – 0.1%
AEP Industries, Inc. (a)		304	6,226
Caraustar Industries, Inc. (a)		1,349	15,662
Silgan Holdings, Inc.		572	34,446
Smurfit-Stone Container Corp. (a)		7,081	78,174
			134,508
Metals & Mining – 0.4%
Aber Diamond Corp.		1,664	56,436
Anglo American PLC ADR		890	22,695
Century Aluminum Co. (a)		865	20,933
Chaparral Steel Co. (a)		1,046	23,347
DRDGOLD Ltd. sponsored ADR		5,029	5,079
Gibraltar Industries, Inc.		836	17,907
Metal Management, Inc.		513	12,569
Metals USA, Inc. (a)		363	7,151
NN, Inc.		773	9,454

Quarterly Report	106

Common Stocks continued
	Shares	Value

MATERIALS – continued
Metals & Mining – continued
Northwest Pipe Co. (a)	354	$10,071
Novamerican Steel, Inc. (a)	321	9,585
Olympic Steel, Inc. (a)	453	7,520
Pan American Silver Corp. (a)	1,569	24,413
Randgold Resources Ltd. sponsored ADR (a)	1,046	13,933
Roanoke Electric Steel Corp.	353	6,661
Royal Gold, Inc.	711	16,979
Schnitzer Steel Industries, Inc. Class A	561	16,045
Silver Standard Resources, Inc. (a)	1,126	13,043
Steel Dynamics, Inc.	1,448	45,655
Steel Technologies, Inc.	338	7,913
Wheeling Pittsburgh Corp. (a)	366	6,087
		353,476
Paper & Forest Products 0.0%
Mercer International, Inc. (SBI) (a)	690	5,361

TOTAL MATERIALS		818,867

TELECOMMUNICATION SERVICES – 1.6%
Diversified Telecommunication Services – 0.7%
Alaska Communication Systems Group, Inc.	1,223	13,245
Arbinet-thexchange, Inc.	685	4,411
Broadwing Corp. (a)	2,529	11,203
Commonwealth Telephone Enterprises, Inc.	682	27,444
Consolidated Communications Holdings, Inc.	736	10,157
CT Communications, Inc.	806	9,269
D&E Communications, Inc.	906	9,114
General Communications, Inc. Class A (a)	1,672	18,024
Global Crossing Ltd. (a)	666	11,502
Golden Telecom, Inc.	1,032	30,444
HickoryTech Corp.	1,031	9,351
ITC DeltaCom, Inc. (a)	947	852
Level 3 Communications, Inc. (a)	21,220	41,803
MCI, Inc.	9,073	232,632
North Pittsburgh Systems, Inc.	726	14,629
Primus Telecommunications Group, Inc. (a)	2,182	1,746
Shenandoah Telecommunications Co.	167	6,648
SureWest Communications	517	14,243
Talk America Holdings, Inc. (a)	1,009	9,253
Teleglobe International Holdings Ltd. (a)	2,704	11,654
Telewest Global, Inc. (a)	7,055	156,621

107		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Time Warner Telecom, Inc. Class A (a)		1,694	$13,044
U.S. LEC Corp. Class A (a)		2,181	4,144
Warwick Valley Telephone Co.		429	9,438
			670,871
Wireless Telecommunication Services – 0.9%
Alamosa Holdings, Inc. (a)		4,511	78,040
America Movil SA de CV Series A ADR		228	5,039
At Road, Inc. (a)		1,478	5,690
Centennial Communications Corp. Class A (a)		2,948	35,347
Dobson Communications Corp. Class A (a)		2,674	20,349
First Ave Networks, Inc. (a)		1,937	11,525
InPhonic, Inc.		911	13,975
Leap Wireless International, Inc. (a)		1,900	64,904
Millicom International Cellular SA (a)		2,905	55,805
Nextel Partners, Inc. Class A (a)		5,268	138,232
NII Holdings, Inc. (a)		2,159	164,559
SBA Communications Corp. Class A (a)		1,763	26,533
Telesystem International Wireless, Inc. (a)		6,186	101,619
TIM Hellas Telecommunications SA sponsored ADR		453	8,951
Ubiquitel, Inc. (a)		3,462	30,016
USA Mobility, Inc. (a)		1,000	28,170
Wireless Facilities, Inc. (a)		2,362	13,251
			802,005

TOTAL TELECOMMUNICATION SERVICES			1,472,876

UTILITIES – 0.2%
Electric Utilities – 0.1%
MGE Energy, Inc.		484	18,000
Otter Tail Corp.		1,168	35,040
			53,040
Gas Utilities 0.0%
EnergySouth, Inc.		480	13,435
Multi-Utilities – 0.0%
NorthWestern Energy Corp.		1,321	41,189
Water Utilities 0.1%
Artesian Resources Corp. Class A		328	9,840
Cadiz, Inc. (a)		408	7,226
Connecticut Water Service, Inc.		337	8,620
Consolidated Water Co., Inc.		526	10,951

Quarterly Report	108

Common Stocks continued
		Shares	Value

UTILITIES – continued
Water Utilities continued
Middlesex Water Co.		383	$8,192
Southwest Water Co.		1,122	14,911
York Water Co.		700	16,373
			76,113

TOTAL UTILITIES			183,777

TOTAL COMMON STOCKS
(Cost $88,852,131)			92,905,457
U.S. Treasury Obligations 0.1%
		Principal
		Amount
U.S. Treasury Bills, yield at date of purchase 2.92% to
3% 9/22/05 (d)
(Cost $69,879)		$ 70,000	69,866
Money Market Funds 8.0%
		Shares
Fidelity Cash Central Fund, 3.6% (b)		393,214	393,214
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)		7,139,001	7,139,001
TOTAL MONEY MARKET FUNDS
(Cost $7,532,215)			7,532,215

TOTAL INVESTMENT PORTFOLIO 107.5%
(Cost $96,454,225)			100,507,538

NET OTHER ASSETS – (7.5)%			(7,046,240)
NET ASSETS 100%			$ 93,461,298

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased
Equity Index Contracts
17 Nasdaq 100 E-Mini Index Contracts	Sept. 2005	$ 538,560	$2,616
The face value of futures purchased as a percentage of net assets – 0.6%

	109		Quarterly Report

Investments (Unaudited)	continued
Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $69,866.

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $96,473,849. Net unrealized appreciation aggregated $4,033,689, of which $10,772,072 related to appreciated investment securities and $6,738,383 related to depreciated investment securities.

Quarterly Report

110

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

111 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 24, 2005